Registration Nos. 333-210156

811-23146

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. 1	☒

Post-Effective Amendment No.	☐

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 1 (Check appropriate box or boxes.)	☒

NATIXIS ETF TRUST

(Exact Name of Registrant as Specified in Charter)

399 Boylston Street, Boston, Massachusetts (Address of principal executive offices)	02116 (Zip Code)

Registrant’s Telephone Number, including Area Code            (617) 449-2822

Russell Kane, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and Address of Agent for Service)

Copy to:

John M. Loder, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02116

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

Prospectus October 21, 2016

Natixis Seeyond International Minimum Volatility ETF	NYSE Arca:	MVIN

The information in this prospectus is incomplete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission ("SEC") is effective. This prospectus is not an offer to sell these securities, and we are not soliciting to buy these securities in any state where the offer or sale is not permitted.

The Securities and Exchange Commission ("SEC") has not approved or disapproved the Fund's shares or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a crime.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

Fund Summary

Natixis Seeyond International Minimum Volatility ETF

Investment Goal

The Fund seeks long-term capital appreciation with less volatility than typically experienced by international equity markets.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may also pay brokerage commissions on the purchase and sale of shares of the Fund, which are not reflected in the table.  If such expenses were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.50%
Distribution and/or service (12b-1) fees	0.00%
Other expenses [1]	2.39%
Total annual fund operating expenses	2.89%
Fee waiver and/or expense reimbursement [2]	2.34%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.55%

1 "Other expenses" are based on estimated amounts for the Fund's current fiscal year.

2 NGAM Advisors, L.P. ("NGAM Advisors" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 0.55% of the Fund's average daily net assets, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2018 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 0.55% of the Fund's average daily net assets. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated (whether or not shares are redeemed), and also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of shares of the Fund. It also does not include the transaction fees on purchases and redemptions of creation units ("Creation Units"), because those fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs (based on estimated Fund expenses) would be:

1 year	3 years
$56	$553

Portfolio Turnover

The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund has not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.

Investments, Risks and Performance

Principal Investment Strategies

Under normal circumstances, the Fund invests primarily in non-U.S. equity securities, which may include common stocks, preferred stocks, and real estate investment trusts ("REITs"). The Fund may invest in companies of any size and typically invests in a number of different countries throughout the world. The Fund may invest in the stocks of non-U.S. issuers directly or indirectly through depositary receipts (receipts issued by a financial institution that represent

1

Fund Summary

ownership interests in securities). The portfolio may also be exposed to currencies other than the U.S. dollar. The Fund is an actively managed exchange-traded fund ("ETF") that does not seek to replicate the performance of a specific index.

When building and managing the Fund's portfolio, Natixis Asset Management U.S., LLC ("Natixis AM US" or "Subadviser") employs both quantitative and qualitative factors in an effort to identify securities that demonstrate lower volatility and, in combination with other securities in the portfolio, reduce the Fund's overall volatility relative to the developed international equity market. In assessing the following three quantitative factors, the Subadviser considers both long- and short-term time horizons that it believes will enable the Fund to reduce overall volatility:

■

The volatility of each individual equity security;

■

The correlation of each individual equity security to all other equity securities in the Fund's investment universe of international developed equities; and

■

The weight of each equity security within the portfolio.

Through a qualitative assessment, the Subadviser reviews a range of factors, including company-specific risks, as well as overall portfolio construction and implementation considerations. The investment team actively monitors price action, company statements and current events that can affect the price of a company's stock. Company-specific risks include, but are not limited to, corporate actions, mergers or acquisitions. Reviewing overall portfolio construction involves monitoring risks such as volatility, liquidity, or substantial exposure to a specific risk factor, with the view to understanding how the entire portfolio is constructed and invested. Implementation considerations include, but are not limited to, decisions related to rebalancing and repositioning the portfolio. Taken together, the quantitative and qualitative process seeks to generate returns while lowering overall portfolio volatility.

The Subadviser constructs the Fund's portfolio using a three step process:

■

The Subadviser first conducts a preliminary review of the equity securities within the Fund's investment universe of international developed equities. Developed markets are economies the Subadviser believes are generally recognized to be fully developed markets, as measured by gross national income, financial market infrastructure, market capitalization and/or other factors. This initial filtering is designed to exclude dual listings and to identify stocks that the Subadviser believes present insufficient history, liquidity and company-specific risk, such as certain corporate actions, mergers or acquisitions.

■

In seeking to minimize the overall volatility of the Fund, the Subadviser constructs a portfolio that is systematically guided by proprietary quantitative analysis, which assesses historical volatilities and correlations within the investment universe and then estimates which combination of such stocks has the potential to display the lowest overall portfolio volatility.

■

The Subadviser then actively manages the portfolio by continuously monitoring for changes in volatility, liquidity and individual risk factors with the goal of avoiding detrimental risk concentration. The Subadviser may sell a security when it believes that the security has acquired substantial exposure to a specific risk factor. These include company specific or macro-economic events or risks, such as accounting irregularities, lawsuits, corporate restructurings, geopolitical events, or natural catastrophes.

The Fund may engage in active and frequent trading of securities and currencies. Effects of frequent trading may include high transaction costs, which may lower the Fund's return, and realization of greater short-term capital gains, distributions of which are taxable as ordinary income to taxable shareholders. Trading costs and tax effects associated with frequent trading may adversely affect the Fund's performance.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Authorized Participant Concentration Risk:  Only an authorized participant ("Authorized Participant") may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants, none of which are or will be obligated to engage in creation or redemption transactions. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to net asset value ("NAV") and possibly face trading halts and/or delisting.

Currency Risk: Fluctuations in the exchange rates between different currencies may affect the value of the Fund's investments and the price of the Fund's shares. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. The Fund does not expect to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Cybersecurity Risk: Failures or breaches of the electronic systems of the Fund, the Adviser, the Subadviser and the Fund's other service providers, market makers, listing exchange, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund's business operations, potentially resulting in financial losses to the Fund and its shareholders.

Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole.  In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock.

2

Fund Summary

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. The Fund's investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Foreign securities held by the Fund may trade on foreign exchanges that are closed when the securities exchange on which the Fund shares trade is open, which may result in deviations between the current price of a foreign security and the last quoted price for that security (i.e., the Fund's quote from the closed foreign market). This could result in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.

Market/Issuer Risk: The market value of the Fund's investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund's investments, such as management performance, financial condition and demand for the issuers' goods and services.

New and Smaller Sized Fund Risk:  The Fund is relatively new and has a limited operating history for investors to evaluate and may not be successful in implementing its investment strategies. The Fund may fail to attract sufficient assets to achieve or maintain economies of scale, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.

Operational Risk:  The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures.

Premium/Discount Risk:  Shares of the Fund are listed for trading on the NYSE Arca, Inc. (the "NYSE Arca") and are bought and sold in the secondary market at market prices that may differ from their most recent NAV. The market value of the Fund's shares will fluctuate, in some cases materially, in response to changes in the Fund's NAV, the intraday value of the Fund's holdings, and the relative supply and demand for the Fund's shares on the exchange. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares may result in shares trading at a significant premium or discount to NAV and/or in a reduced liquidity of your investment. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

REITs Risk:  Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Secondary Market Trading Risk:  Investors buying or selling shares of the Fund in the secondary market will pay brokerage commissions or other charges imposed by broker-dealers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

Mid-Capitalization Companies Risk: Compared to large-capitalization companies, mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-capitalization companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of mid-capitalization companies.

Trading Issues Risk: Trading in shares on the NYSE Arca may be halted in certain circumstances. There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of the Fund will continue to be met.

Valuation Risk: This is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments that may be illiquid or may become illiquid.

Risk/Return Bar Chart and Table

Because the Fund is new and has not yet commenced operations as of the date of this Prospectus, information related to Fund performance, including a bar chart showing annual returns, has not been included in this Prospectus. The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare against those of a broad measure of market performance.

Management

Investment Adviser

NGAM Advisors, L.P. ("NGAM Advisors" or "Adviser")

Investment Subadviser

Natixis Asset Management U.S., LLC ("Natixis AM US")

3

Fund Summary

Portfolio Managers

Frédéric Babu has served as senior portfolio manager of the Fund since inception.

Alexander J. Nary has served as portfolio manager of the Fund since inception.

Nicolas Just has served as senior portfolio manager of the Fund since inception.

Juan-Sebastian Caicedo has served as portfolio manager of the Fund since inception.

Messrs. Just and Caicedo are part of Natixis Asset Management ("NAM"), the parent of Natixis AM US, and provide portfolio management through a personnel-sharing arrangement between NAM and Natixis AM US. All of the portfolio managers are a part of Seeyond, a global investment unit of the Natixis Asset Management organization.

Purchase and Sale of Fund Shares

The Fund will issue and redeem shares at NAV only in large blocks of shares, typically 50,000 shares, called "Creation Units." Only a few financial institutions that are Authorized Participants are authorized to purchase and redeem Creation Units directly with the Fund. Creation Units are typically issued and redeemed in exchange for the deposit or delivery of a basket of securities specified each day by the Fund as the securities in exchange for which the Fund will issue or redeem shares.

Individual shares of the Fund may only be purchased and sold in secondary market transactions through broker-dealers. Shares of the Fund are listed for trading on the NYSE Arca, and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (a premium) or less than NAV (a discount).

Tax Information

Fund distributions are taxable to you as ordinary income or capital gains, except for distributions to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law. Investments in such tax-advantaged plans will generally be taxed only upon withdrawal of monies from the tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary or its employees or associated persons to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary's website for more information.

4

Investment Goals, Strategies and Risks

More Information About the Fund

Natixis Seeyond International Minimum Volatility ETF

Investment Goal

The Fund seeks long-term capital appreciation with less volatility than typically experienced by international equity markets. The investment goal is non-fundamental and may be changed without shareholder approval. The Fund will provide 60 days‘ prior notice to shareholders before changing the investment goal.

Principal Investment Strategies

Under normal circumstances, the Fund invests primarily in non-U.S. equity securities, which may include common stocks, preferred stocks, and real estate investment trusts ("REITs"). The Fund may invest in companies of any size and typically invests in a number of different countries throughout the world. The Fund may invest in the stocks of non-U.S. issuers directly or indirectly through depositary receipts (receipts issued by a financial institution that represent ownership interests in securities). The portfolio may also be exposed to currencies other than the U.S. dollar. The Fund is an actively managed exchange-traded fund ("ETF") that does not seek to replicate the performance of a specific index.

When building and managing the Fund's portfolio, Natixis Asset Management U.S., LLC ("Natixis AM US" or "Subadviser") employs both quantitative and qualitative factors in an effort to identify securities that demonstrate lower volatility and, in combination with other securities in the portfolio, reduce the Fund's overall volatility relative to the developed international equity market. In assessing the following three quantitative factors, the Subadviser considers both long- and short-term time horizons that it believes will enable the Fund to reduce overall volatility:

■

The volatility of each individual equity security;

■

The correlation of each individual equity security to all other equity securities in the Fund's investment universe of international developed equities; and

■

The weight of each equity security within the portfolio.

Through a qualitative assessment, the Subadviser reviews a range of factors, including company-specific risks, as well as overall portfolio construction and implementation considerations. The investment team actively monitors price action, company statements and current events that can affect the price of a company's stock. Company-specific risks include, but are not limited to, corporate actions, mergers or acquisitions. Reviewing overall portfolio construction involves monitoring risks such as volatility, liquidity, or substantial exposure to a specific risk factor, with the view to understanding how the entire portfolio is constructed and invested. Implementation considerations include, but are not limited to, decisions related to rebalancing and repositioning the portfolio. Taken together, the quantitative and qualitative process seeks to generate returns while lowering overall portfolio volatility.

The Subadviser constructs the Fund's portfolio using a three step process:

■

The Subadviser first conducts a preliminary review of the equity securities within the Fund's investment universe of international developed equities. Developed markets are economies the Subadviser believes are generally recognized to be fully developed markets, as measured by gross national income, financial market infrastructure, market capitalization and/or other factors. This initial filtering is designed to exclude dual listings and to identify stocks that the Subadviser believes present insufficient history, liquidity and company-specific risk, such as certain corporate actions, mergers or acquisitions.

■

In seeking to minimize the overall volatility of the Fund, the Subadviser constructs a portfolio that is systematically guided by proprietary quantitative analysis, which assesses historical volatilities and correlations within the investment universe and then estimates which combination of such stocks has the potential to display the lowest overall portfolio volatility.

■

The Subadviser then actively manages the portfolio by continuously monitoring for changes in volatility, liquidity and individual risk factors with the goal of avoiding detrimental risk concentration. The Subadviser may sell a security when it believes that the security has acquired substantial exposure to a specific risk factor. These include company specific or macro-economic events or risks, such as accounting irregularities, lawsuits, corporate restructurings, geopolitical events, or natural catastrophes.

The Fund may engage in active and frequent trading of securities and currencies. Effects of frequent trading may include high transaction costs, which may lower the Fund's return, and realization of greater short-term capital gains, distributions of which are taxable as ordinary income to taxable shareholders. Trading costs and tax effects associated with frequent trading may adversely affect the Fund's performance.

Principal Investment Risks

The Fund has principal investment strategies that come with inherent risks. The principal risks of investing in the Fund are summarized in the Fund Summary under "Principal Investment Risks." The Fund does not represent a complete investment program. The following provides more information about some of the risks to which the Fund may be subject because of its investments in various types of securities and other instruments or engagement in various practices.

Authorized Participant Concentration Risk

Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants, none of which are or will be obligated to engage in creation or redemption transactions. To the extent that these institutions

5

Investment Goals, Strategies and Risks

exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

Currency Risk

Fluctuations in the exchange rates between different currencies may affect the value of the Fund's investments and the price of the Fund's shares. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. The Fund may be subject to currency risk because it may invest in securities or other instruments denominated, or that receive revenues in, foreign currencies. The market for some or all currencies may from time to time have low trading volume and become illiquid, which may prevent the Fund from effecting a position or from promptly liquidating unfavorable positions in such markets, thus subjecting the Fund to substantial losses. The Fund does not expect to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Cybersecurity Risk

Failures or breaches of the electronic systems of the Fund, the Adviser, the Subadviser and the Fund's other service providers, market makers, listing exchange, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund's business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund's service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Equity Securities Risk

The value of your investment in the Fund is based on the market value (or price) of the securities the Fund holds. You may lose money on your investment due to unpredictable declines in the value of individual securities and/or periods of below-average performance in individual securities, industries or in the equity market as a whole. This may impact the Fund's performance and may result in higher portfolio turnover, which may increase the tax liability to taxable shareholders and the expenses incurred by the Fund. The market value of a security can change daily due to political, economic and other events that affect the securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets in which they trade. Although the Fund seeks to minimize the overall volatility of the portfolio, the Fund's volatility management strategy may not achieve the intended effect. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response to such trends and developments. Common stocks represent an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock.

Foreign Securities Risk

This is the risk associated with investments in issuers located in foreign countries. The Fund's investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Many countries, including developed nations and emerging markets, are faced with concerns about high government debt levels, credit rating downgrades, the future of the euro as a common currency, possible government debt restructuring and related issues, all of which may cause the value of the Fund's non-U.S. investments to decline. Nationalization, expropriation or confiscatory taxation, currency blockage, the imposition of sanctions by the U.S. government, political changes or diplomatic developments may also cause the value of the Fund's non-U.S. investments to decline. When imposed, foreign withholding or other taxes reduce the Fund's return on foreign securities. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire foreign investment. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets and securities of developed market companies that conduct substantial business in emerging markets may also be subject to greater risk. These risks also apply to securities of foreign issuers traded in the U.S. or through depositary receipt programs such as American Depositary Receipts ("ADRs"). To the extent the Fund invests a significant portion of its assets in a specific geographic region, the Fund may have more exposure to regional political, economic, environmental, credit and information risks. In addition, foreign securities may be subject to increased credit risk because of the potential difficulties of requiring foreign entities to honor their contractual commitments. Foreign securities held by the Fund may trade on foreign exchanges that are closed when the securities exchange on which the Fund shares trade is open, which may result in deviations between the current price of a foreign security and the last quoted price for that security (i.e., the Fund's quote from the closed foreign market). This could result in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Management Risk

Management risk is the risk that the portfolio managers' investment techniques could fail to achieve the Fund's objective and could cause your investment in the Fund to lose value. The Fund is subject to management risk because the Fund is actively managed. The portfolio managers will apply their investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that such decisions will produce the desired results.

6

Investment Goals, Strategies and Risks

For example, securities that the portfolio managers expect to appreciate in value may, in fact, decline. Similarly, in some cases, certain investment techniques may be unavailable or the portfolio managers may determine not to use them, even under market conditions where their use could have benefited the Fund.

Market/Issuer Risk

This is the risk that the market value of the Fund's investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund's investments, such as management performance, financial condition and demand for the issuers' goods and services.

New and Smaller Sized Fund Risk

Funds that are relatively new or relatively small are subject to additional risks. A Fund that is relatively new has a limited operating history for investors to evaluate and may not be successful in implementing its investment strategies. A Fund that is relatively small may fail to attract sufficient assets to achieve or maintain economies of scale, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. In addition, a Fund that is relatively small may not be successful in implementing its investment strategies after the Fund's assets grow beyond a certain size, which could adversely affect the Fund's performance.

Operational Risk

The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund seeks to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Premium/Discount Risk

Shares of the Fund are listed for trading on the NYSE Arca and are bought and sold in the secondary market at market prices that may differ from their most recent NAV. The NAV of the Fund's shares will generally fluctuate with changes in the market value of the Fund's holdings. The market value of the Fund's shares will fluctuate, in some cases materially, in response to changes in the Fund's NAV, the intraday value of the Fund's holdings, and the relative supply and demand for the Fund's shares on the exchange. The Adviser and Subadviser cannot predict whether shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the securities held by the Fund. While the creation/redemption feature is designed to make it more likely that the Fund's shares normally will trade on stock exchanges at prices close to the Fund's next calculated NAV, exchange prices are not expected to correlate exactly with the Fund's NAV due to timing reasons, supply and demand imbalances and other factors. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares may result in shares trading at a significant premium or discount to NAV and/or in a reduced liquidity of your investment. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

REITs Risk

The Fund's performance may be dependent in part on the performance of the real estate market and the real estate industry in general. The real estate industry is particularly sensitive to economic downturns. Securities of companies in the real estate industry, including REITs, are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or the mortgage loans held by the REIT. REITs also are subject to default and prepayment risk. REITs are dependent upon cash flow from their investments to repay financing costs and also on the ability of the REITs' managers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Secondary Market Trading Risk

Investors buying or selling shares of the Fund in the secondary market will pay brokerage commissions or other charges imposed by broker-dealers as determined by that broker-dealer. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for shares (the "bid" price) and the price at which an investor is willing to sell shares (the "ask" price). This difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for shares based on trading volume and market liquidity, and is generally lower if the Fund's shares have more trading volume and market liquidity and higher if the Fund's shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling shares, including bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

Mid-Capitalization Companies Risk

Compared to companies with large market capitalization, mid-capitalization companies are more likely to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Securities of these companies often trade less frequently and in limited volume and

7

Investment Goals, Strategies and Risks

their prices may fluctuate more than stocks of large-capitalization companies. Securities of mid-capitalization companies may therefore be more vulnerable to adverse developments than those of large-capitalization companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of mid-capitalization companies.

Trading Issues Risk

Although the Fund's shares are listed on the NYSE Arca, there can be no assurance that an active or liquid trading market for them will develop or be maintained. Trading in shares of the Fund on the NYSE Arca may be halted due to market conditions or for reasons that, in the view of the NYSE Arca, make trading in shares inadvisable. In addition, trading in shares on the NYSE Arca is subject to trading halts caused by extraordinary market volatility pursuant to the NYSE Arca's "circuit breaker" rules (rules that require a halt in trading in a specific period of time when market prices decline by a specified percentage during the course of a trading day). There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In addition, an exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Valuation Risk

This is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments which may be illiquid or which may become illiquid. Because non-U.S. exchanges may be open on days when the Fund does not price its shares, the value of the securities or other assets in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Differences Between Investing in an ETF and a Mutual Fund

Shareholders of the Fund should be aware of certain differences between investing in an ETF and a mutual fund.

Redeemability

Mutual fund shares may be bought from, and redeemed with, the issuing fund for cash at NAV typically calculated once at the end of each business day. Shares of the Fund, by contrast, cannot be purchased from or redeemed with the Fund except by or through Authorized Participants and then typically for an in kind basket of securities. In contrast, investors who are not Authorized Participants purchase and sell shares generally for cash on a secondary market at the prevailing market price. In addition, the Fund issues and redeems shares on a continuous basis only in large blocks of shares, typically 50,000 shares, called Creation Units.

Exchange Listings

Unlike mutual funds, the Fund's shares are listed for trading on U.S. and non-U.S. stock exchanges. These stock exchanges may include exchanges other than the NYSE Arca, the U.S. stock exchange where the Fund's primary listing is maintained. Investors can purchase and sell individual shares of the Fund only on the secondary market through a broker-dealer. There can be no assurance that the Fund's shares will continue to trade on any such stock exchange or in any market or that the Fund's shares will continue to meet the requirements for listing or trading on any exchange or in any market. Natixis Global Asset Management, L.P. or its affiliates at various times may control the Fund and may account for all or a significant portion of the trading volume in the Fund's shares. An active independent trading market may not exist for Fund shares, and although Fund shares are listed on a national securities exchange, it is possible that an active independent trading market may not be maintained. See "Trading Issues Risk" above. Additionally, the Fund's shares may be less actively traded in certain markets than others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker-dealer direct their trades for execution. Certain information available to investors who trade fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient. Secondary market transactions do not occur at NAV, but at market prices that change throughout the day, based on the supply of, and demand for, shares of the Fund. Given that shares can be purchased and redeemed only by or through Authorized Participants directly with the Fund in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), the Adviser and Subadviser believe that large discounts or premiums to the NAV of shares should not be sustained. However, the market prices of the Fund's shares may deviate significantly from the NAV of the shares during periods of market volatility. See "Premium/Discount Risk" and "Secondary Market Trading Risk" above.

In Kind Redemptions – Potential Benefits and Limitations

Unlike shares of many mutual funds that are only bought and sold at closing NAVs, the shares of the Fund are created and redeemed principally in kind in Creation Units at each day's market close at the Fund's NAV and tradable in a secondary market on an intraday basis at prevailing market prices. These in kind arrangements will potentially mitigate adverse effects on the Fund's portfolio that could arise from frequent cash purchase and redemption transactions that continuously affect the NAV of the Fund. Moreover, relative to mutual funds, where frequent redemptions can have an adverse tax impact on taxable shareholders because of the need to sell portfolio securities that, in turn, may generate taxable gain, the Fund's in kind redemption mechanism may reduce the need to sell portfolio securities to meet redemption requests, and therefore may lessen the taxable gain generated by such sales of portfolio securities. The Fund cannot predict to what extent, if any, it will redeem its shares in kind rather than in cash; nor can the Fund predict the extent to which any such in

8

Investment Goals, Strategies and Risks

kind redemptions will reduce the taxable gain recognized in connection therewith. The Fund may still realize gains related to either cash redemptions or rebalancing transactions which may need to be distributed.

More Information About the Fund's Strategies

Temporary Defensive Measures

As a temporary defensive measure, the Fund may hold any portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units) and/or invest in money market instruments or high-quality debt securities as it deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment goal.

Securities Lending

The Fund may lend a portion of its portfolio securities to brokers, dealers and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see "Investment Strategies" in the SAI for details. When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned and the Fund will also receive a fee or interest on the collateral. These fees or interest are income to the Fund, although the Fund often must share the income with the securities lending agent and/or the borrower. Securities lending involves, among other risks, the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. The Fund may pay lending fees to the party arranging the loan.

In addition, any investment of cash is generally at the sole risk of the Fund. Any income or gains and losses from investing and reinvesting any cash collateral delivered by a borrower pursuant to a loan are generally at the Fund's risk, and to the extent any such losses reduce the amount of cash below the amount required to be returned to the borrower upon the termination of any loan, the Fund may be required by the securities lending agent to pay or cause to be paid to such borrower an amount equal to such shortfall in cash, possibly requiring it to liquidate other portfolio securities to satisfy its obligations. The Fund's securities lending activities are implemented pursuant to policies and procedures approved by the Board of Trustees and are subject to Board oversight.

Percentage Investment Limitations

Except as set forth in the Fund's Statement of Additional Information ("SAI"), the percentage limitations set forth in this Prospectus and the SAI apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

Portfolio Holdings

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the section "Portfolio Holdings Information" in the SAI.

9

Management Team

Management Team

Meet the Fund's Investment Adviser and Subadviser

Adviser

NGAM Advisors, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the Adviser to the Fund. NGAM Advisors is a subsidiary of Natixis Global Asset Management, L.P. ("Natixis US"), which is part of Natixis Global Asset Management, S.A., an international asset management group based in Paris, France. Natixis Global Asset Management is principally owned by BPCE, France's second largest banking group. BPCE is owned by banks comprising two autonomous and complementary retail banking networks consisting of the Caisse d'Epargne regional savings banks and the Banque Populaire regional cooperative banks. Natixis US has 10 principal subsidiary or affiliated asset management firms that collectively had over $425.4 billion in assets under management at June 30, 2016. NGAM Advisors provides certain administrative and oversight services to the Fund. NGAM Advisors does not determine what investments will be purchased or sold by the Fund.

Subadviser

Natixis AM US, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the Subadviser to the Fund. Natixis AM US was formed in 2014 and specializes in globally diversified portfolio management. As of June 30, 2016, Natixis AM US had $254 million in assets under management. Natixis AM US makes investment decisions for the Fund.

Natixis AM US has entered into a personnel-sharing arrangement with its Paris-based affiliate, Natixis Asset Management ("NAM"), which is part of Natixis Global Asset Management. With assets under management of €349 billion as of June 30, 2016, NAM ranks among the leading European asset managers. Pursuant to this arrangement, certain employees of NAM, as a "participating affiliate," serve as "associated persons" of Natixis AM US and, in this capacity, are subject to the oversight of Natixis AM US and its Chief Compliance Officer. These associated persons may, on behalf of Natixis AM US, provide discretionary investment management services (including acting as portfolio managers), research and related services to the Fund in accordance with the investment objectives, policies and limitations set forth in the prospectus and SAI. Unlike Natixis AM US, NAM is not registered as an investment adviser with the SEC.  The personnel-sharing arrangement is based on no-action letters of the staff of the SEC that permit SEC-registered investment advisers to rely on and use the resources of advisory affiliates, subject to certain conditions.

The aggregate advisory and subadvisory fees to be paid by the Fund as a percentage of the Fund's average daily net assets are 0.50%. Prior to the Fund's commencement of operations, $357,000 in organizational costs were borne by NGAM Advisors and Affiliates.

A discussion of the factors considered by the Board of Trustees in approving the Fund's investment advisory and subadvisory contracts will be included in the Fund's initial shareholder report covering the period in which the approval occurred.

Portfolio Trades

In placing portfolio trades, Natixis AM US may use brokerage firms that market the Fund's shares or are affiliated with Natixis AM US.  In placing trades, Natixis AM US will seek to obtain the best combination of price and execution, which involves a number of subjective factors.  Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Board of Trustees.

Meet the Fund's Portfolio Managers

The following persons have had primary responsibility for the day-to-day management of the Fund's portfolio since the dates stated below.

Frédéric Babu - Mr. Babu has served as senior portfolio manager of the Fund since its inception in 2016. Mr. Babu began his investment career in 1995 and joined NAM in 2002 and Natixis AM US in 2014. Prior to joining NAM, Mr. Babu worked at Paresco Inc. in New York as a Risk Controller. From 1997 to 2001, he was responsible for Quantitative Research at Banque CPR's proprietary equity trading department. In 2001, he became deputy manager of LibertyView European Merger Arbitrage Fund at CPRA2M (an asset management firm). Mr. Babu is a graduate of the French engineering school Ecole des Mines and has over 21 years of investment experience.

Alexander J. Nary - Mr. Nary has served as portfolio manager of the Fund since its inception in 2016. Mr. Nary began his investment career in 2007 and joined Natixis AM US in 2016. Prior to joining Natixis AM US, Mr. Nary worked as a senior trader, first at Windhaven Investment Management, Inc. and then at F-Squared Investment Management, LLC. Most recently, Mr. Nary was Head Trader at ARS Investment Management. Mr. Nary received a B.S. in Finance and an M.B.A. from Boston College and has over 9 years of investment experience.

Nicolas Just - Mr. Just has served as senior portfolio manager of the Fund since its inception in 2016. Mr. Just joined NAM in 2006. He began his career in 1994 as a derivatives trader in New York for Société Générale before becoming a consultant specializing in strategy for Cabinet Mars & Co. He then joined Exane as Head of the sell-side analyst team covering the European distribution sector related to the European equity market. He then joined the Japanese equity team of NAM in June 2006 as an analyst and subsequently became equity portfolio manager. In 2008, he became head of the Model Driven Equity management team and then head of the Core Equity management team at the end of 2010. Since May 2012, he has been head of Seeyond's equity team. Mr.

10

Management Team

Just graduated from HEC Paris and from the CFA Institute, holds a master's degree from the Community of European Management Schools and has over 22 years of investment experience.

Juan-Sebastian Caicedo - Mr. Caicedo has served as portfolio manager of the Fund since its inception in 2016. Mr. Caicedo joined NAM in 2008 and began his career in the equity department in the Core, Retail and Quantitative Financial Modelling team. In 2009, he was put in charge of Minimum Variance strategies. He also works on diversification, risk management and statistical arbitrage strategies. Mr. Caicedo is currently a Quantitative Equity Portfolio Manager within Seeyond's equity team. Mr. Caicedo graduated from the ESCP Europe in 2009, holds a degree in Mathematics from Universidad of Los Andes (Bogota) and has over 8 years of investment experience.

Messrs. Just and Caicedo are part of Natixis Asset Management ("NAM"), the parent of Natixis AM US, and provide portfolio management through a personnel-sharing arrangement between NAM and Natixis AM US. All of the portfolio managers are a part of Seeyond, a global investment unit of the Natixis Asset Management organization. Seeyond was created by NAM in 2012 and had €14.5 billion in assets under management as of June 30, 2016.

Please see the SAI for information on portfolio manager compensation, other accounts under management by the portfolio managers and the portfolio managers' portfolio ownership of securities in the Fund.

Other Service Providers

Administrator. NGAM Advisors, 399 Boylston Street, Boston, Massachusetts 02116, serves as the Fund's administrator and performs certain accounting and administrative services for the Fund.

Distributor. ALPS Distributors, Inc. ("ALPS"), 1290 Broadway, Suite 1100, Denver, Colorado 80203, serves as the Distributor of Creation Units for the Fund on an agency basis. The Distributor will deliver a prospectus to Authorized Participants purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it to Authorized Participants. The Distributor does not maintain a secondary market in shares of the Fund. The Distributor has no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. The Adviser has entered into an agreement with ALPS under which it makes payments to ALPS in consideration for its services under the Distribution Agreement. The payments made by the Adviser to ALPS do not represent an additional expense to the Fund or its shareholders.

Custodian. State Street Bank and Trust Company ("State Street Bank"), One Lincoln Street, Boston, Massachusetts 02111, serves as the Custodian for the Fund.

Transfer Agent. State Street Bank, One Lincoln Street, Boston, Massachusetts 02111, acts as shareholder servicing and transfer agent for the Fund.

Primary Listing Exchange. The shares of the Fund are listed for trading on the NYSE Arca, a national securities exchange.

Additional Information

The Fund enters into contractual arrangements with various parties, including, among others, the Adviser, Subadviser, the Distributor and the Fund's Custodian and Transfer Agent, who provide services to the Fund. Shareholders are not parties to, or intended to be third-party beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce such arrangements against the service providers or to seek any remedy thereunder against the service providers, either directly or on behalf of the Fund.

This Prospectus provides information concerning the Fund that you should consider in determining whether to purchase shares of the Fund. None of this Prospectus, the SAI or any contract that is an exhibit to the Fund's registration statement, is intended to, nor does it, give rise to an agreement or contract between the Fund and any investor, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by applicable federal or state securities laws that may not be waived.

11

Shareholder Information

Shareholder Information

Buying and Selling Shares

Shares of the Fund may be acquired or redeemed directly from the Fund only in Creation Units or multiples thereof, as discussed in the "Creations and Redemptions" section of this Prospectus. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. An authorized participant is either a "participating party" (i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation) or a Depository Trust Company ("DTC") participant, in either case, who has executed an agreement with the Distributor, and accepted by the Transfer Agent, with respect to creations and redemptions of Creation Units. Once created, shares of the Fund generally trade in the secondary market in amounts less than a creation unit.

Most investors will buy and sell shares of the Fund in secondary market transactions through broker-dealers. Shares of the Fund are listed for trading on a national securities exchange during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies. However, there can be no guarantee that an active trading market will develop or be maintained, or that the Fund shares listing will continue or remain unchanged. The Fund does not impose any minimum investment for shares of a Fund purchased on an exchange. Buying or selling the Fund's shares involves certain costs that apply to all securities transactions. When buying or selling shares of the Fund through a financial intermediary, you may incur a brokerage commission or other charges determined by your financial intermediary. Due to these brokerage costs, if any, frequent trading may detract significantly from investment returns. In addition, you may also incur the cost of the spread (the difference between the bid price and the ask price of the Fund's shares). The commission is frequently a fixed amount and may be a significant cost for investors seeking to buy or sell small amounts of Fund shares. The spread varies over time for shares of the Fund based on its trading volume and market liquidity, and is generally narrower if the Fund has more trading volume and market liquidity and wider if the Fund has less trading volume and market liquidity.

The Fund's primary listing exchange is the NYSE Arca. The NYSE Arca is open for trading Monday through Friday and is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

A "Business Day" with respect to the Fund is each day the Fund is open and includes any day that the Fund is required to be open under Section 22(e) of the Investment Company Act. Orders from Authorized Participants to create or redeem Creation Units will only be accepted on a Business Day. On days when the NYSE Arca closes earlier than normal, the Fund may require orders to create or redeem Creation Units to be placed earlier in the day. Please see the SAI for more information.

Investments by Registered Investment Companies

Section 12(d)(1) of the Investment Company Act restricts investments by registered investment companies and companies relying on Section 3(c)(1) or Section 3(c)(7) of the Investment Company Act in the securities of other investment companies. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order covering the Fund, including that such investment companies enter into an agreement with the Fund.

Frequent Purchases and Redemptions of Fund Shares

The Board of Trustees has not adopted a policy of monitoring for frequent purchases and redemptions of Fund shares ("frequent trading") that appear to attempt to take advantage of potential arbitrage opportunities presented by a lag between a change in the value of the Fund's portfolio securities after the close of the primary markets for the Fund's portfolio securities and the reflection of that change in the Fund's NAV ("market timing"). The Fund believes this is appropriate because ETFs, such as the Fund, are intended to be attractive to arbitrageurs, as trading activity is critical to ensuring that the market price of Fund shares remains at or close to NAV. Since the Fund issues and redeems Creation Units at NAV plus applicable transaction fees, and the Fund's shares may be purchased and sold on the NYSE Arca at prevailing market prices, the risks of frequent trading are limited.

Rule 12b-1 Fees

While there are no current plans to charge Rule 12b-1 fees, the Fund has adopted a Rule 12b-1 Plan under which the Fund is authorized to pay distribution and/or service fees to the Fund's Distributor and other firms that provide distribution and shareholder services. Rule 12b-1 fees that are paid to the Fund's Distributor may be used by the Distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, shares, and for the payment of service fees that come within Rule 2341(d) of the Conduct Rules of the Financial Industry Regulatory Authority ("FINRA").

Because Rule 12b-1 fees may be paid out of the Fund's assets on an ongoing basis, over time they may increase the cost of your investment and may cost shareholders more than other types of sales charges. Currently, no Rule 12b-1 fees are charged.

Payment to Broker-Dealers and Other Financial Intermediaries

The Adviser or its affiliates may make payments to broker-dealers, registered investment advisers, banks or other intermediaries (together "intermediaries") related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, or their making shares of the Fund and certain other Natixis funds available to their customers generally and in certain investment programs. Such

12

Shareholder Information

payments, which may be significant to the intermediary, are not made by the Fund. Rather, such payments are made by the Adviser or its affiliates from their own resources, which come directly or indirectly in part from fees paid by the Natixis funds complex. Payments of this type are sometimes referred to as revenue sharing payments. A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the payments it is eligible to receive. Therefore, such payments to an intermediary create conflicts of interest between the intermediary and its customers and may cause the intermediary to recommend the Fund or other Natixis funds over another investment. More information regarding these payments is contained in the Fund's SAI. Please contact your salesperson or other investment professional for more information regarding any such payments his or her firm may receive from the Adviser or its affiliates.

Share Prices

The trading prices of the Fund's shares in the secondary market generally differ from the Fund's daily NAV and are affected by market forces such as the supply of and demand for shares of the Fund and shares of underlying securities held by the Fund, economic conditions and other factors. Information regarding the approximate intraday value of shares of the Fund is disseminated every 15 seconds throughout each trading day by the NYSE Arca or by market data vendors or other information providers. The approximate intraday value per share is based on the estimated current value of the securities and/or other assets, including cash required to be deposited in exchange for a Creation Unit. This approximate value does not necessarily reflect the precise composition of the current portfolio of securities held by the Fund at a particular point in time or the best possible valuation of the current portfolio, and therefore should not be viewed as a "real-time" update of the Fund's NAV, which is computed only once a day. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the United States. The Fund is not involved in, or responsible for, the calculation or dissemination of these approximate values and makes no warranty as to their accuracy.

Net Asset Value

NAV is the price of one share of the Fund without a sales charge, and is calculated each business day using this formula:

The NAV of Fund shares is determined pursuant to policies and procedures approved by the Board of Trustees, as summarized below:

■

A share's NAV is determined at the close of regular trading on the New York Stock Exchange ("NYSE") on the days the NYSE is open for trading. This is normally 4:00 p.m., Eastern time. The Fund's shares will not be priced on the days on which the NYSE is closed for trading. In addition, the Fund's shares will not be priced on the holidays listed in the SAI. See the section "Net Asset Value" in the SAI for more details.

■

The price that an Authorized Participant pays for purchasing or redeeming shares in Creation Units will be based upon the NAV next calculated after an order is received by the Transfer Agent "in good order" (meaning that the order is complete and contains all necessary information).

■

Requests received by the Transfer Agent in good order during a trading window that is open after the NYSE closes will be processed based upon the NAV determined at the close of regular trading on the next day that the NYSE is open. If the Transfer Agent receives the order in good order during a trading window that is open prior to the NYSE market close, the shareholder will receive that day's NAV. See the section "Creations and Redemptions" in the SAI for more details.

■

If the Fund invests in foreign securities, it may experience NAV changes on days when you cannot buy or sell its shares.

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the Adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available, or which are deemed to be unreliable by the Adviser, are valued at fair value as determined in good faith by the Adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

■

Equity securities (including shares of closed-end investment companies and ETFs, exchange traded notes, rights, and warrants — listed equity securities are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities discussed below) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no sale price or closing bid quotation available unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Valuations from foreign markets are subject to the Fund's fair value policies described below. If a right is not traded on any exchange, its value is based on the market value of the underlying security, less the cost to subscribe to the underlying security (e.g., to exercise the right), adjusted for the subscription ratio. If a warrant is not traded on any exchange, a price is obtained from a broker-dealer.

■

Debt securities — evaluated bids furnished to a Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

■

Forward Foreign Currency Contracts — interpolated rates determined based on information provided by an independent pricing service.

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Shareholder Information

Foreign denominated assets and liabilities are translated into U.S. dollars based upon foreign exchange rates supplied by an independent pricing service. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets).

Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund. Valuations for securities traded in the over-the-counter market may be based on factors such as market information, transactions for comparable securities, and various relationships between securities or bid prices obtained from broker-dealers. Evaluated prices from an independent pricing service may require subjective determinations and may be different than actual market prices or prices provided by other pricing services.

Trading in some of the portfolio securities or other investments of the Fund takes place in various markets outside the United States on days and at times other than when the NYSE is open for trading. Therefore, the calculation of the Fund's NAV does not take place at the same time as the prices of many of its portfolio securities or other investments are determined, and the value of the Fund's portfolio may change on days when the Fund is not open for business and its shares may not be purchased or redeemed.

Distributions

The Fund pays distributions from its investment income and from net realized capital gains.

Distributions from net investment income and distributions from net capital gains, if any, are declared and paid as follows:

	Investment Income Dividends		Capital Gains Distributions
	Declared	Paid	Declared and Paid
Natixis Seeyond International Minimum Volatility ETF	Annually	Annually	Annually

Dividends and other distributions on shares of the Fund are distributed on a pro rata basis to beneficial owners of such shares. Dividend payments are made through DTC participants and indirect participants (each as described in the "Book Entry" section below) to beneficial owners then of record with proceeds received from the Fund.

No dividend reinvestment service is provided by the Fund. Broker-dealers may make available the DTC book-entry dividend reinvestment service for use by beneficial owners of the Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

Book Entry

DTC serves as securities depository for the shares. (The shares may be held only in book-entry form; stock certificates will not be issued.) DTC, or its nominee, is the record or registered owner of all outstanding shares. Beneficial ownership of shares will be shown on the records of DTC or its participants (described below). Beneficial owners of shares are not entitled to have shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, to exercise any rights of a holder of shares, each beneficial owner must rely on the procedures of: (i) DTC; (ii) "DTC participants" (i.e., securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC); and (iii) "indirect participants" (i.e., brokers, dealers, banks and trust companies that clear through or maintain a custodial relationship with a DTC Participant), either directly or indirectly, through which such beneficial owner holds its interests. The Fund understands that under existing industry practice, in the event the Fund requests any action of holders of shares, or a beneficial owner desires to take any action that DTC, as the record owner of all outstanding shares, is entitled to take, DTC would authorize the DTC participants to take such action and that the DTC participants would authorize the indirect participants and beneficial owners acting through such DTC participants to take such action and would otherwise act upon the instructions of beneficial owners owning through them. As described above, the Fund recognizes DTC or its nominee as the owner of all shares for all purposes.

14

Shareholder Information

Creations and Redemptions

Prior to trading in the secondary market, shares of the Fund are "created" at NAV by market makers, large investors and institutions only in block-size Creation Units of 50,000 shares or multiples thereof. Each "creator" or "Authorized Participant" enters into an Authorized Participant agreement with the Fund's Distributor, ALPS.

A creation transaction order, which is subject to acceptance by the Distributor, generally takes place when an Authorized Participant deposits into the Fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the Fund in exchange for a specified number of Creation Units.

Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable by the Fund.

The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the Authorized Participant agreement. These prices may differ from the market price of the Fund's shares.

Only an Authorized Participant may create or redeem Creation Units directly with the Fund. In the event of a system failure or other interruption, including disruptions at market makers or Authorized Participants, orders to purchase or redeem Creation Units either may not be executed according to the Fund's instructions or may not be executed at all, or the Fund may not be able to place or change orders.

When the Fund engages in in kind transactions, the Fund intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended ("Securities Act"). Further, an Authorized Participant that is not a "qualified institutional buyer," as such term is defined under Rule 144A of the Securities Act, will not be able to receive restricted securities eligible for resale under Rule 144A.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant and has executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. The Fund imposes a creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) and the applicable transaction fees are included in the Fund's SAI.

Your broker-dealer or agent may charge you a fee to effect transactions in Fund shares.

Taxation

As with any investment, you should consider how your investment in the Fund will be taxed. The tax information below is provided as general information. More tax information is available in the SAI. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund. Except as otherwise noted, the tax information provided assumes that you are a U.S. citizen or resident.

Unless your investment is through an IRA or other tax-advantaged account, you should carefully consider the possible tax consequences of Fund distributions and the sale of your Fund shares.

Distributions

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income. Distributions you receive from the Fund are generally subject to federal income tax, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. For federal tax purposes, the Fund's distributions attributable to net investment income and short-term capital gains are taxable to you as ordinary income while distributions of long-term capital gains properly reported by the Fund as capital gain dividends are taxable to you as long-term capital gains, no matter how long you have owned your Fund shares.

Under current provisions of the Internal Revenue Code of 1986, as amended, the maximum individual rate applicable to long-term capital gains is generally either 15% or 20%, depending on whether the individual's income exceeds certain threshold amounts. Fund distributions to non-corporate shareholders attributable to dividends received by the Fund from U.S. and certain qualified foreign corporations will generally be taxed at the long-term capital gain rate, as long as certain requirements are met. For these lower rates to apply, among other things, the non-corporate shareholder must own Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund's ex-dividend date. The percentage of dividends eligible for the lower rates may be reduced as a result of the Fund's securities lending activities, hedging activities or high portfolio turnover rate.

A percentage of the Fund's dividends paid to corporate shareholders may be eligible for the corporate dividends-received deduction. This percentage may, however, be reduced as a result of the Fund's securities lending activities, hedging activities or high portfolio turnover rate.

Distributions in excess of the Fund's current and accumulated earnings and profits are treated as a tax-free return of your investment to the extent of your basis in the shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of your investment, reduces your basis in shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of shares. A distribution will reduce the Fund's NAV per

15

Shareholder Information

share and may be taxable to you as ordinary income or capital gain even though, from an economic standpoint, the distribution may constitute a return of capital. Character and tax status of all distributions will be available to shareholders after the close of each calendar year.

An additional 3.8% Medicare tax is imposed on the net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from sales, redemptions or other taxable dispositions of Fund shares) of certain U.S. individuals, estates and trusts to the extent that such person's "modified adjusted gross income" (in the case of an individual) or "adjusted gross income" (in the case of an estate or trust) exceeds certain threshold amounts.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared and payable to shareholders of record on a date in October, November or December but paid in January are taxable as if they were paid in December.

The Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. In that case, the Fund's return on those investments would be decreased. If the Fund meets certain requirements relating to its asset holdings, and the Fund elects to pass through to its shareholders foreign tax credits or deductions, taxable shareholders generally will be entitled to claim a credit or deduction with respect to these foreign taxes.

If you buy shares of the Fund before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as "buying into a dividend."

Shareholder taxes on creations and redemptions of Creation Units

A person who exchanges securities for Creation Units generally will recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of exchange and the sum of the exchanger's aggregate basis in the securities surrendered and the amount of any cash paid for such Creation Units. A person who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the sum of the aggregate market value of the securities received. The Internal Revenue Service ("IRS"), however, may assert that a loss realized upon an exchange of primarily securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities for Creation Units or redeeming Creation Units should consult their own tax adviser with respect to whether wash sale rules apply and when a loss might be deductible and the tax treatment of any creation or redemption transaction.

Under current U.S. federal income tax laws, any capital gain or loss realized upon a redemption (or creation) of Creation Units is generally treated as long-term capital gain or loss if the shares (or securities surrendered) have been held for more than one year and as a short-term capital gain or loss if the shares (or securities surrendered) have been held for one year or less.

Sales of Fund Shares

Your sale of Fund shares is a taxable transaction for federal income tax purposes, and may also be subject to state and local taxes. When you sell your shares, you will generally recognize a capital gain or loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received. Generally, this capital gain or loss is long-term or short-term depending on whether your holding period exceeds one year, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of the Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, including pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

Other Information

You may be subject to backup withholding at a rate of 28% with respect to taxable distributions if you do not provide your correct taxpayer identification number, you have under-reported dividend or interest income, or you fail to certify to the Fund that you are not subject to such withholding.

Non-U.S. investors are generally not subject to U.S. withholding tax with respect to capital gain dividends, short-term capital gain dividends and interest-related dividends, as defined in the SAI and subject to limitations set forth in the SAI. With respect to distributions other than capital gain dividends, short-term capital gain dividends and interest-related dividends, non-U.S. shareholders are generally subject to U.S. withholding tax as a rate of 30% (or lower applicable treaty rate). Non-U.S. investors may also be subject to estate tax with respect to their Fund shares.

Legislation passed by Congress requires reporting to you and the IRS annually on Form 1099-B not only the gross proceeds of Fund shares you sell or redeem but also their cost basis. Shareholders should contact their intermediaries with respect to reporting of cost basis and available elections with respect to their accounts. You should carefully review the cost basis information provided by the applicable intermediary and make any additional basis, holding period or other adjustments that are required when reporting these amounts on your federal income tax returns.

16

Other Information

Other Information

Premium/Discount Information

The Fund has not yet commenced operations and, therefore, does not have information about the differences between the Fund's daily market price on the NYSE Arca and its NAV. Information regarding how often the shares of the Fund traded on the NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the most recently completed calendar year, and the most recently completed calendar quarters since that year, as applicable, can be found (when available) at ngam.natixis.com.

Continuous Offering

You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the Fund. Because new Creation Units are issued and sold by the Fund on an ongoing basis, a "distribution," as such term is used in the Securities Act, may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealers who are not "underwriters" but are participating in a distribution of shares are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the Investment Company Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the shares that are part of an overallotment within the meaning of Section 4(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to shares are reminded that, under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the NYSE Arca is satisfied by the fact that the prospectus is available at the NYSE Arca upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

In addition, certain affiliates of the Fund and the Adviser and the Subadviser may purchase and resell Fund shares pursuant to this Prospectus.

Conflicts of Interest

It is also possible that, from time to time, NGAM Advisors or its affiliates (including their directors, partners, trustees, managing members, officers and employees (collectively, the "Affiliates")) may, subject to compliance with applicable law, purchase and hold shares of the Fund. Increasing the Fund's assets may enhance liquidity, investment flexibility and diversification. NGAM Advisors and its Affiliates reserve the right, subject to compliance with applicable law, to sell or redeem at any time some or all of the shares of the Fund acquired for their own accounts. A large sale or redemption of shares of the Fund by NGAM Advisors or its Affiliates could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund's liquidity, investment flexibility and portfolio diversification. NGAM Advisors seeks to consider the effect of redemptions on the Fund and other shareholders in deciding whether to redeem its shares.

17

Financial Performance

Financial Performance

The Fund is new and has not commenced investment operations as of the date of this Prospectus; therefore financial performance is not available.

Disclaimers

Shares of the Fund are not sponsored, endorsed or promoted by the NYSE Arca. The NYSE Arca makes no representation or warranty, express or implied, to the owners of the shares of the Fund or any member of the public regarding the ability of the Fund to achieve its investment objective. The NYSE Arca is not responsible for, nor has it participated in, the determination of the Fund's investments, nor in the determination of the timing of, prices of, or quantities of shares of the Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The NYSE Arca has no obligation or liability to owners of the shares of the Fund in connection with the administration, marketing or trading of the shares of the Fund.

Without limiting any of the foregoing, in no event shall the NYSE Arca have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

18

If you would like more information about the Fund, the following documents are or will be available free upon request:

Annual and Semiannual Reports—Provide additional information about the Fund's investments. When available, the annual report will include a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI)—Provides more detailed information about the Fund and its investment limitations and policies. The SAI has been filed with the SEC and is incorporated into this Prospectus by reference.

For a free copy of the Fund's annual or semiannual reports or its SAI, to request other information about the Fund, and to make shareholder inquiries generally, contact your financial representative, visit the Fund's website at ngam.natixis.com or call the Fund at 800-458-7452.

Important Notice Regarding Delivery of Shareholder Documents:

In our continuing effort to reduce your Fund's expenses and the amount of mail that you receive from us, we will combine mailings of prospectuses, annual or semiannual reports and proxy statements to your household. If more than one family member in your household owns the same fund or funds described in a single prospectus, report or proxy statement, you will receive one mailing unless you request otherwise. Additional copies of our prospectuses, reports or proxy statements may be obtained at any time by calling 800-458-7452. If you are currently receiving multiple mailings to your household and would like to receive only one mailing or if you wish to receive separate mailings for each member of your household in the future, please call us at the telephone number listed above and we will resume separate mailings within 30 days of your request.

Your financial representative or Natixis ETFs will also be happy to answer your questions or to provide any additional information that you may require.

Information about the Fund, including its reports and SAI, can be reviewed and copied at the Public Reference Room of the SEC in Washington, D.C. Text-only copies of the Fund's reports and SAI are available free from the EDGAR Database on the SEC's Internet site at: www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.

Portfolio Holdings—A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the SAI.

Investment Company Act File No. 811-23146	XSIMV51-1016

October 21, 2016

NATIXIS SEEYOND INTERNATIONAL MINIMUM VOLATILITY ETF

(“Seeyond ETF” or “Fund”)

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Ticker Symbol: MVIN

This Statement of Additional Information (“Statement”) contains specific information that may be useful to investors but that is not included in the Statutory Prospectus of the Fund. This Statement is not a prospectus and is authorized for distribution only when accompanied or preceded by the Fund’s Summary or Statutory Prospectus, each dated October 21, 2016 (the “Prospectus”), as from time to time revised or supplemented. This Statement should be read together with the Prospectus. Investors may obtain the Prospectus without charge by writing to Natixis ETF Trust c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203, by calling Natixis ETFs at 800-458-7452 or by visiting the Fund’s website at ngam.natixis.com.

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission (“SEC”) is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

INVESTMENT RESTRICTIONS

The following is a description of restrictions on the investments to be made by the Fund. Except where noted below, these restrictions are fundamental policies that may not be changed without the vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)). Except in the case of the restriction marked with a dagger (†) (see “General Notes on Investment Restrictions” below), the percentages set forth below and the percentage limitations set forth in the Prospectus apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

Seeyond ETF

Seeyond ETF may not:

(1)	Purchase any security (other than U.S. government securities) if, as a result, 25% or more of the Fund’s total assets (taken at current value) would be invested in any one industry. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents, finance companies whose financing activities are not related primarily to the activities of their parent companies are classified in the industry the Fund’s Subadviser believes is most applicable to such finance companies, and each foreign country’s government (together with all subdivisions thereof) will be considered to be a separate industry. For purposes of this restriction, asset-backed securities are not considered to be bank obligations.

(2)	Make short sales of securities or maintain a short position, except that the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute “senior securities” under the 1940 Act.

(3)†	Borrow money, except to the extent permitted under the 1940 Act.

(4)	Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objectives and policies, provided, however, this restriction does not apply to repurchase agreements or loans of portfolio securities.

(5)	Act as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

(6)	Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(7)	Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.

Seeyond ETF may:

(8)	Purchase and sell commodities to the maximum extent permitted by applicable law.

General Notes on Investment Restrictions

In addition to temporary borrowing, and subject to any stricter restrictions on borrowing applicable to the Fund, the Fund may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by the Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days (not including Sundays and holidays) thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%. With respect to restrictions on borrowing, the 1940 Act limits the Fund’s ability to borrow money on a non-temporary basis if such borrowings constitute “senior securities.” The Fund may also borrow money or engage in economically similar transactions if those transactions do not constitute “senior securities” under the 1940 Act.

Where applicable, the foregoing investment restrictions shall be interpreted based upon no-action letters and other pronouncements of the staff of the SEC. Under current pronouncements, certain positions (e.g., reverse repurchase agreements) are excluded from the definition of “senior security” so long as the Fund maintains adequate cover, segregation of assets or otherwise. Similarly, a short sale will not be considered a senior security if the Fund takes certain steps contemplated by SEC staff pronouncements, such as ensuring the short sale transaction is adequately covered.

The Fund may not purchase any illiquid security if, as a result, more than 15% of the Fund’s net assets (based on current value) would then be invested in such securities. This policy may be changed without a shareholder vote. The staff of the SEC is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction. Until that position is revised, modified or rescinded, the Fund will conduct its operations in a manner consistent with this view. This limitation on investment in illiquid securities does not apply to certain securities which might otherwise be considered illiquid, including securities issued pursuant to Rule 144A under the Securities Act of 1933 (the “1933 Act”) and certain commercial paper, which the Fund’s Subadviser has determined to be liquid under procedures approved by the Board.

For purposes of the foregoing restrictions, the Fund does not consider a swap or other derivative contract on one or more commodities, securities, indices, currencies or interest rates to be a commodity or a commodity contract, nor, consistent with the position of the SEC, does the Fund consider such swap contracts to involve the issuance of a senior security, provided the Fund designates on its records or segregates with its custodian or otherwise designates liquid assets (marked to market on a daily basis) sufficient to meet its obligations under such contracts.

FUND CHARGES AND EXPENSES

Advisory Fees

Pursuant to an investment advisory agreement, NGAM Advisors, L.P., (“NGAM Advisors” or “Adviser”) has agreed, subject to the supervision of the Board of Trustees, to manage the investment and reinvestment of the assets of the Fund, and to provide a range of administrative services to the Fund.

For the services described in the advisory agreement, the Fund has agreed to pay NGAM Advisors an advisory fee at the annual rate of 0.50% of the average daily net assets, reduced by the amount of any subadvisory fees payable directly by the Fund to its subadviser pursuant to any subadvisory agreement.

NGAM Advisors has given a binding contractual undertaking to the Fund to waive its advisory fee and, if necessary, to reimburse certain expenses related to operating the Fund in order to limit the Fund’s expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses, to the annual rate indicated below. The undertaking is in effect until April 30, 2018 for the Fund and may be modified before then only with the consent of the Board. The undertaking will be reevaluated on an annual basis thereafter, subject to the obligation of the Fund to repay such advisory fees waived and/or expenses reimbursed in later periods to the extent that the total annual Fund operating expenses for a class fall below the expense limit; provided, however, that the Fund is not obligated to repay such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Fund	Expense Limit	Date of Undertaking
Seeyond ETF	0.55%	October 25, 2016

Subadvisory Fees

The advisory agreement between NGAM Advisors and the Fund provides that NGAM Advisors may delegate its responsibilities thereunder to other parties. Pursuant to a subadvisory agreement, NGAM Advisors has delegated its portfolio management responsibilities to Natixis Asset Management U.S., LLC (“Natixis AM US” or “Subadviser”). For the services described in the subadvisory agreement, the Fund has agreed to pay Natixis AM US a subadvisory fee at the annual rate of 0.30% of the average daily net assets.

Payment of Advisory and Subadvisory Fees

The Fund is newly formed and thus has not incurred any advisory or subadvisory fees as of the date of this Statement.

For more information about the Fund’s advisory and subadvisory agreements, see “Investment Advisory and Other Services.”

Brokerage Commissions

The Fund is newly formed and thus has not incurred any brokerage commissions as of the date of this Statement.

For a description of how transactions in portfolio securities are effected and how the Subadviser selects brokers, see the section entitled “Portfolio Transactions and Brokerage” in this Statement.

Regular Broker-Dealers

The Fund is newly formed and thus does not have any holdings of its regular broker-dealers as of the date of this Statement.

Distribution and Service (Rule 12b-1) Fees

As explained in this Statement, the Fund may pay ALPS Distributors, Inc. (the “Distributor”), an unaffiliated distributor, fees under a plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). Currently, no Rule 12b-1 fees are charged. Future payments may be made under the Plan without further shareholder approval.

OWNERSHIP OF FUND SHARES

The Fund is newly formed and has not yet publicly offered shares prior to the date of this Statement.

THE TRUST

Natixis ETF Trust (the “Trust”) is registered with the SEC as an open-end management investment company and is organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts by a Declaration of Trust (the “Declaration of Trust”) dated July 19, 2011, and is a “series” company as described in Section 18(f)(2) of the 1940 Act, as amended. The Trust consists of one diversified series, the Natixis Seeyond International Minimum Volatility ETF. The Fund is an exchange-traded fund.

Unlike a mutual fund, the Fund offers and issues shares at their net asset value (“NAV”) to broker-dealers and other financial intermediaries who are participants in the National Securities Clearing Corporation (“NSCC”) and who have signed an agreement with the Distributor (each an “Authorized Participant”), and accepted by the Transfer Agent, only in aggregations of a specified number of shares (“Creation Units”), generally in exchange for a basket of securities and/or instruments that generally corresponds pro rata to the positions in the Fund’s portfolio (the “Deposit Securities”) together with a deposit of a specified cash payment (the “Cash Component”). The Fund may, in certain circumstances, issue Creation Units solely in exchange for a specified all-cash payment (“Cash Deposit”). Shares are redeemable by the Fund only in Creation Units and, generally, in exchange for securities and instruments that correspond pro rata to the positions in the Fund’s portfolio (“Redemption Securities”) together with a Cash Component. As with the offer and sale of Creation Units, the Fund may, in certain circumstances, redeem Creation Units in exchange for a specified all-cash payment. Shares trade in the secondary market and elsewhere at market prices that may be at, above or below NAV.

The Fund may charge creation/redemption transaction fees for each creation and redemption. In all cases, transaction fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities (see “Creations and Redemptions” below).

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in the Fund is contained in the “Shareholder Information” section of the Prospectus. The discussion below supplements, and should be read in conjunction with, such section of the Prospectus.

The shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “NYSE Arca”). The shares will trade on the NYSE Arca at prices that may differ to some degree from NAV. There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of shares of the Fund will continue to be met.

The NYSE Arca may, but is not required to, remove the shares of the Fund from listing if: (i) following the initial twelve-month period beginning upon the commencement of trading of the Fund, there are fewer than 50 beneficial holders of the shares for 30 or more consecutive trading days; (ii) the “intra-day indicative value” (“IIV”) of the Fund is no longer calculated or available; or (iii) such other event shall occur or condition exists that, in the opinion of the NYSE Arca, makes further dealings on the NYSE Arca inadvisable. In addition, the NYSE Arca will remove the shares of the Fund from listing and trading upon termination of the Fund.

As in the case of other publicly-traded securities, when you buy or sell shares through a broker-dealer, you will incur a brokerage commission determined by that broker-dealer.

The Fund reserves the right to adjust the share prices of the Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund or an investor’s equity interest in the Fund.

The base and trading currencies of the Fund is the U.S. dollar. The base currency is the currency in which the Fund’s NAV per share is calculated and the trading currency is the currency in which shares of the Fund are listed and traded on the NYSE Arca.

Intraday Indicative Values (IIV)

The approximate value of the Fund’s investments on a per-Share basis, the IIV, shall be disseminated by NYSE Arca every 15 seconds during hours of trading through the facilities of the Consolidated Tape Association, or through other widely disseminated means. An independent third party calculator calculates the IIV for the Fund during hours of regular session trading on NYSE Arca and the Fund is not involved in the actual calculation of the IIV.

The Fund’s IIV is based on the current market value of the Fund’s portfolio holdings and represents only an estimate of the Fund’s intraday NAV. The IIV does not necessarily reflect the precise composition of the current portfolio of securities held by the Fund at a particular point in time or the best possible valuation of the current portfolio.

Therefore, the IIV should not be viewed as a “real-time” update of the Fund’s NAV, which is computed only once a day at the end of the day. The IIV is generally determined by using current market trades. The trades of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the United States. Neither the Fund nor the third party calculator makes any representations or warranties as to the accuracy of the IIVs.

INVESTMENT STRATEGIES AND RISKS

Investment Strategies

The descriptions below summarize and describe certain investment strategies, including particular types of securities or instruments or specific practices, that may be used by the Subadviser in managing the Fund.

The Fund’s principal strategies are described in its Prospectus. This Statement describes some of the non-principal strategies that the Fund may use, including related risks, in addition to providing additional information about its principal strategies.

The list of securities or other instruments under each category below is not intended to be an exclusive list of securities, instruments and practices for investment and unless a strategy, practice or security is specifically prohibited by the investment restrictions listed in the Prospectus, in the section “Investment Restrictions” in this Statement or under applicable law, the Fund may engage in each of the strategies and invest in securities and instruments in addition to those listed below. The Subadviser may invest in a general category listed below and, where applicable, with particular emphasis on a certain type of security, but investment is not limited to the categories listed below or the securities specifically enumerated under each category. The Fund is not required to engage in a particular transaction or invest in any security or instrument, even if to do so might benefit the Fund. The Subadviser may invest in some securities under a given category as a primary strategy and in other securities under the same category as a secondary strategy. The Subadviser may invest in any security that falls under the specific category, including securities that are not listed below. The Prospectus and/or this Statement will be updated if the Fund begins to engage in investment practices that are not described in the Prospectus and/or this Statement.

Cybersecurity Risk

As the use of technology has become more prevalent in the course of business, the Fund has become potentially more susceptible to operational and financial risks through breaches in cybersecurity. These risks include theft, loss, misuse, improper release, corruption and destruction of, or unauthorized access to, confidential or highly restricted data relating to the Fund and its shareholders; and compromises or failures to systems, networks, devices and applications relating to the operations of the Fund and its service providers. Cybersecurity issues may result in, among other things, financial losses to the Fund and its shareholders; the inability of the Fund to transact business with its shareholders or to engage in portfolio transactions; delays or mistakes in the calculation of the Fund’s NAV or other materials provided to shareholders; the inability to process transactions with shareholders or other parties; violations of privacy and other laws; regulatory fines, penalties and reputational damage; and compliance and remediation costs, legal fees and other expenses. The Fund’s service providers (including, but not limited to, the Adviser, the Subadviser, the NYSE Arca, market makers, listing exchange, Authorized Participants, administrator, distributor, transfer agent, and custodian), financial intermediaries, companies in which the Fund invests and parties with which the Fund engages in portfolio or other transactions also may be adversely impacted by cybersecurity risks, resulting in losses to the Fund or its shareholders. The Fund has developed processes and risk management systems designed to reduce the risks associated with cybersecurity. However, there is no guarantee that those measures will be effective, particularly since the Fund does not directly control the cybersecurity defenses of its service providers, financial intermediaries and companies in which it invests or with which it does business.

Debt Securities

The Fund may invest in debt securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero-coupon securities, do not pay interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities and mortgage- and other asset-backed securities. Debt securities include a broad array of short-, medium- and long-term obligations issued by the U.S. or foreign governments, government or international agencies and instrumentalities, and corporate issuers of various types. Some debt securities represent uncollateralized obligations of their issuers; in other cases, the securities may be backed by specific assets (such as mortgages or other receivables) that have been set aside as collateral for the issuer’s obligation. Debt securities generally involve an obligation of the issuer to pay interest or dividends on either a current basis or at the maturity of the securities, as well as the obligation to repay the principal amount of the security at maturity.

Risks. Debt securities are subject to market risk and credit risk. Credit risk relates to the ability of the issuer to make payments of principal and interest and includes the risk of default. Sometimes, an issuer may make these payments from money raised through a variety of sources, including, with respect to issuers of municipal securities, (i) the issuer’s general taxing power, (ii) a specific type of tax, such as a property tax or (iii) a particular facility or project such as a highway. The ability of an issuer to make these payments could be affected by general economic conditions, issues specific to the issuer, litigation, legislation or other political events, the bankruptcy of the issuer, war, natural disasters, terrorism or other major events. U.S. government securities are not generally perceived to involve credit risks to the same extent as investments in other types of fixed-income securities; as a result, the yields available from U.S. government securities are generally lower than the yields available from corporate and municipal debt securities. Market risk is the risk that the value of the security will fall because of changes in market rates of interest. Generally, the value of debt securities falls when market rates of interest are rising. Some debt securities also involve prepayment or call risk. This is the risk that the issuer will repay the Fund the principal on the security before it is due, thus depriving the Fund of a favorable stream of future interest payments.

Because interest rates vary, it is impossible to predict the income of a fund that invests in debt securities for any particular period. Fluctuations in the value of the Fund’s investments in debt securities will cause the Fund’s NAV to increase or decrease.

Bank Investments

The Fund may invest in certificates of deposit (certificates representing the obligation of a bank to repay funds deposited with it for a specified period of time), time deposits (non-negotiable deposits maintained in a bank for a specified period of time up to seven days at a stated interest rate), bankers’ acceptances (credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer) and other securities and instruments issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks. Banks are also expected to serve as counterparties on some of the Fund’s derivative contracts.

The Fund also may purchase U.S. dollar-denominated obligations issued by foreign branches of domestic banks or foreign branches of foreign banks (“Eurodollar” obligations) and domestic branches of foreign banks (“Yankee dollar” obligations). Eurodollar and other foreign obligations involve special investment risks, including the possibility that (i) liquidity could be impaired because of future political and economic developments, (ii) the obligations may be less marketable than comparable domestic obligations of domestic issuers, (iii) a foreign jurisdiction might impose withholding or other taxes on interest income payable on those obligations, (iv) deposits may be seized or nationalized, (v) foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations, (vi) the selection of foreign obligations may be more difficult because there may be less information publicly available concerning foreign issuers, (vii) there may be difficulties in enforcing a judgment against a foreign issuer, or (viii) the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by U.S. government agencies or instrumentalities.

U.S. Government Securities

The Fund may invest in some or all of the following U.S. government securities:

U.S. Treasury Bills – Direct obligations of the U.S. Treasury that are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the U.S. government.

U.S. Treasury Notes and Bonds – Direct obligations of the U.S. Treasury issued in maturities that vary between one and thirty years, with interest normally payable every six (6) months. These obligations are backed by the full faith and credit of the U.S. government.

U.S. Treasury Floating Rate Notes – Treasury Floating Rate Notes are new instruments authorized by amendments to the U.S. Treasury’s marketable securities auction rules. As with other floating rate securities, at certain intervals the interest payment on a Treasury Floating Rate Note will increase when the applicable index increases, and will decrease when the applicable index decreases. Treasury Floating Rate Notes are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these securities will develop. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that the Fund may be forced to liquidate positions when it would not be advantageous to do so.

Treasury Inflation-Protected Securities (“TIPS”) – Fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

Risks. U.S. government securities generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. government securities are generally lower than the yields available from corporate fixed-income securities. Like other debt securities, the values of U.S. government securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund’s NAV. Because the magnitude of these fluctuations generally will be greater at times when the Fund’s average maturity is longer, under certain market conditions the Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities.

S&P Global Ratings Group (“S&P”) downgraded its long-term sovereign credit rating on the United States from “AAA” to “AA+” on August 5, 2011. The downgrade by S&P and other possible downgrades in the future may result in increased volatility or liquidity risk, higher interest rates and lower prices for U.S. government securities and increased costs for all kinds of debt. The value of the Fund’s shares may be adversely affected by S&P’s downgrade or any future downgrades of the U.S. government’s credit rating given that the Fund may invest in U.S. government securities.

The values of TIPS generally fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of TIPS. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS. If inflation is lower than expected during the period the Fund holds TIPS, the Fund may earn less on the TIPS than on a conventional bond. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in TIPS may not be protected to the extent that the increase is not reflected in the bonds’ inflation measure. There can be no assurance that the inflation index for TIPS will accurately measure the real rate of inflation in the prices of goods and services.

Equity Securities

The Fund may invest in equity securities. Common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and similar securities, together called “equity securities,” are generally volatile and more risky than some other forms of investment. Equity securities of companies with relatively small market capitalizations may be more volatile than the securities of larger, more established companies and than the broad equity market indices generally. Common stock and other equity securities may take the form of stock in corporations, partnership interests, interests in limited liability companies and other direct or indirect interests in business organizations.

Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company and may include common and preferred stocks, securities exercisable for, or convertible into, common or preferred stocks, such as warrants, convertible debt securities and convertible preferred stock, and other equity-like interests in an entity. Equity securities may take the form of stock in a corporation, limited partnership interests, interests in limited liability companies, depositary receipts, real estate investment trusts (“REITs”) or other trusts and other similar securities. Common stocks represent an equity or ownership interest in an issuer. Preferred stocks represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event that an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and other debt securities take precedence over holders of preferred stock, whose claims take precedence over the claims of those who own common stock.

While offering greater potential for long-term growth, equity securities generally are more volatile and more risky than some other forms of investment, particularly debt securities. The value of your investment in a fund that invests in equity securities may decrease, potentially by a significant amount. The Fund may invest in equity securities of companies with relatively small market capitalizations. Securities of such companies may be more volatile than the securities of larger, more established companies and the broad equity market indices (see “Market Capitalizations”). The Fund’s investments may include securities traded “over-the-counter” (“OTC”) as well as those traded on a securities exchange. Some securities, particularly OTC securities, may be more difficult to sell under some market conditions.

Stocks of companies that the Subadviser believes have earnings that will grow faster than the economy as a whole are known as growth stocks. Growth stocks typically trade at higher multiples of current earnings than other stocks. As a result, the values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If the Subadviser’s assessment of the prospects for a company’s earnings growth is wrong, or if its judgment of how other investors will value the company’s earnings growth is wrong, then the price of that company’s stock may fall or may not approach the value that the Subadviser has placed on it.

Stocks of companies that are not expected to experience significant earnings growth, but whose stocks the Subadviser believes are undervalued compared to their true worth, are known as value stocks. These companies may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If the Subadviser’s assessment of a company’s prospects is wrong, or if other investors do not eventually recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that the Subadviser has placed on it. Many stocks may have both “growth” and “value” characteristics, and for some stocks it may be unclear which category, if any, it fits into.

Commodities

Commodities are assets that have tangible properties, such as oil, metals, livestock or agricultural products. Historically, commodity investments have had a relatively high correlation with changes in inflation and a relatively low correlation to stock and bond returns. The ability of the Fund to invest directly in commodities is subject to significant limitations in order to enable the Fund to maintain its status as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). See the section “Taxes” below for more information.

The Fund may lose money on its commodity investments.

Corporate Reorganizations

The Fund may invest in securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or reorganization proposal has been announced if, in the judgment of the Fund’s Subadviser, there is a reasonable prospect of capital appreciation significantly greater than the brokerage and other transaction expenses involved. The primary risk of such investments is that if the contemplated transaction is abandoned, revised, delayed or becomes subject to unanticipated uncertainties, the market price of the securities may decline below the purchase price paid by the Fund.

In general, securities which are the subject of such an offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal. However, the increased market price of such securities may also discount what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated. Such investments may be advantageous when the discount significantly overstates the risk of the contingencies involved, significantly undervalues the securities, assets or cash to be received by shareholders of the prospective company as a result of the contemplated transaction or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires unusually broad knowledge and experience on the part of the Subadviser which must appraise not only the value of the issuer and its component businesses, but also the financial resources and business motivation of the offer or proposal as well as the dynamics of the business climate when the offer or proposal is in process.

Investment Companies

The Fund may invest in other investment companies. Investment companies, including exchange-traded funds (“ETFs”) such as “iShares®,” “SPDRs®” and “Vanguard ETFs®,” are essentially pools of securities. Investing in other investment companies involves substantially the same risks as investing directly in the underlying securities, but may involve additional expenses at the investment company level, such as investment advisory fees and operating expenses. In some cases, investing in an investment company may involve the payment of a premium over the value of the assets held in that investment company’s portfolio. In other circumstances, the market value of an investment company’s shares may be less than the NAV per share of the investment company. As an investor in another investment company, the Fund will bear its ratable share of the investment company’s expenses, including advisory fees, and the Fund’s shareholders will bear such expenses indirectly, in addition to similar fees and expenses of the Fund.

Despite the possibility of greater fees and expenses, investment in other investment companies may be attractive nonetheless for several reasons, especially in connection with foreign investments. Because of restrictions on direct investment by U.S. entities in certain countries, investing indirectly in such countries (by purchasing shares of another fund that is permitted to invest in such countries) may be the most practical and efficient way for the Fund to invest in such countries. In other cases, when the Subadviser desires to make only a relatively small investment in a particular country, investing through another fund that holds a diversified portfolio in that country may be more effective than investing directly in issuers in that country. In addition, it may be efficient for the Fund to gain exposure to particular market segments by investing in shares of one or more investment companies.

Exchange-Traded Funds. The Fund may invest in shares of ETFs. An ETF is an investment company that is generally registered under the 1940 Act that holds a portfolio of securities and is often designed to track the performance of a particular index. Shares of ETFs are listed for trading on national securities exchanges and can be purchased and sold in the secondary market at any time during the trading day. ETFs sometimes also refer to entities that are not registered under the 1940 Act that invest directly in commodities or other assets (e.g., gold bullion). Investments in ETFs involve certain inherent risks generally associated with investments in a broadly-based portfolio of securities, including risks that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF or other instrument. In addition, an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or number of stocks held.

Limitations on Investments in Other Investment Companies. Investments in other investment companies are typically subject to limitations prescribed by the 1940 Act. The 1940 Act limitations currently provide, in part, that, unless an exception applies, the Fund may not purchase shares of an investment company if such a purchase would cause the Fund (a) to own in the aggregate more than 3% of the total outstanding voting stock of the investment company; (b) to have more than 5% of its total assets invested in the aggregate in the investment company; or (c) to have more than 10% of its total assets invested in the aggregate in all investment companies. Investments by the Fund may exceed these limitations, however, if permitted by applicable exemptive relief; for example, the Fund may invest in excess of the foregoing limitations in an unaffiliated ETF if the ETF has obtained exemptive relief from the SEC and both the ETF and the Fund adhere to the conditions in the exemptive relief.

Market Capitalizations

The Fund may invest in companies with small, medium or large market capitalizations. Large capitalization companies are generally large companies that have been in existence for a number of years and are well established in their market. Middle market capitalization companies are generally medium-sized companies that are not as established as large capitalization companies, may be more volatile and are subject to many of the same risks as smaller capitalization companies.

The Fund may invest in companies with relatively small market capitalizations. Such investments may involve greater risk than is usually associated with more established companies. These companies often have sales and earnings growth rates that exceed those of companies with larger market capitalizations. Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with smaller market capitalization often have limited product lines, markets or financial resources and may be dependent upon a relatively small management group. These securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger market capitalization or market averages in general. To the extent that the Fund invests in companies with relatively small market capitalizations, the value of its stock portfolio may fluctuate more widely than broad market averages.

Preferred Stock

The Fund may invest in preferred stock. Preferred stock pays dividends at a specified rate and generally has preference over common stock in the payment of dividends and the liquidation of the issuer’s assets, but is junior to the debt securities of the issuer in those same respects. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer’s board of directors. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in the issuer’s creditworthiness than are the prices of debt securities. Under normal circumstances, preferred stock does not carry voting rights.

REITs

The Fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate-related loans. REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended and changes in interest rates. REITs, the underlying assets of which are concentrated in properties used by a particular industry, such as health care, are also subject to risks associated with such industry. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for favorable tax treatment under the Code, and failing to maintain their exemptions from registration under the 1940 Act.

REITs (especially mortgage REITs) are also subject to interest rate risks, including prepayment risk. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. If the REIT invests in adjustable rate mortgage loans the interest rates on which are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates. This causes the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations. REITs may have limited financial resources, may trade less frequently and in limited volume and may be subject to more abrupt or erratic price movements than more widely held securities.

The Fund’s investment in a REIT may result in the Fund’s making distributions that constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. In addition, distributions by the Fund from REITs will not qualify for the corporate dividends-received deduction or, generally, for treatment as qualified dividend income.

Real Estate Securities

The Fund may invest in securities of companies in the real estate industry, including REITs, and is, therefore, subject to the special risks associated with the real estate market and the real estate industry in general. Companies in the real estate industry are considered to be those that (i) have principal activity involving the development, ownership, construction, management or sale of real estate; (ii) have significant real estate holdings, such as hospitality companies, supermarkets and mining, lumber and paper companies; and/or (iii) provide products or services related to the real estate industry, such as financial institutions that make and/or service mortgage loans and manufacturers or distributors of building supplies. Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws.

Depositary Receipts

The Fund may invest in foreign equity securities by purchasing “depositary receipts.” Depositary receipts are instruments issued by banks that represent an interest in equity securities held by arrangement with the bank. Depositary receipts can be either “sponsored” or “unsponsored.” Sponsored depositary receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored depositary receipts are arranged without involvement by the issuer of the underlying equity securities and, therefore, less information about the issuer of the underlying equity securities may be available and the price may be more volatile than in the case of sponsored depositary receipts. American Depositary Receipts (“ADRs”) are depositary receipts that are bought and sold in the United States and are typically issued by a U.S. bank or trust company which evidence ownership of underlying securities by a foreign corporation.

All depositary receipts, including those denominated in U.S. dollars, will be subject to foreign currency risk. European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) are depositary receipts that are typically issued by foreign banks or trust companies which evidence ownership of underlying securities issued by either a foreign or U.S. corporation. All depositary receipts, including those denominated in U.S. dollars, will be subject to foreign currency risk. The effect of changes in the dollar value of a foreign currency on the dollar value of the Fund’s assets and on the net investment income available for distribution may be favorable or unfavorable. The Fund may incur costs in connection with conversions between various currencies. In addition, the Fund may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when the Fund declares and pays a dividend, or between the time when the Fund accrues and pays an operating expense in U.S. dollars.

Because the Fund may invest in depositary receipts, changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. If the Fund’s portfolio is over-weighted in a certain geographic region, any negative development affecting that region will have a greater impact on the Fund than a fund that is not over-weighted in that region.

Emerging Markets

Investments in foreign securities may include investments in emerging or developing countries, whose economies or securities markets are not yet highly developed. The same or similar risks are seen in investments in companies that are located in developed markets but derive substantial revenues from emerging markets. The risks associated with investing in foreign securities are often heightened for investments in emerging market countries. These heightened risks include (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the small size of the markets for securities of emerging market issuers and the oftentimes low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies that may restrict the Fund’s investment opportunities, including restrictions on investing in issuers or industries deemed sensitive to relevant national interests or currency transfer restrictions; (iv) an economy’s dependence on revenues from particular commodities or on international aid or development assistance; (v) the absence of developed legal structures governing private or foreign investment and private property and/or less developed custodial and deposit systems and delays and disruptions in securities settlement procedures; and (vi) risks associated with the imposition of sanctions by the U.S. government. The Fund’s purchase and sale of portfolio securities in certain emerging market countries may be constrained by limitations as to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. In certain cases, such limitations may be computed based upon the aggregate trading by or holdings of the Fund, the Subadviser and its affiliates, and its respective clients and other service providers. The Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached. These limitations may have a negative impact on the Fund’s performance and may adversely affect the liquidity of the Fund’s investment to the extent that it invests in certain emerging market countries. In addition, some emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain emerging market countries’ currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. If the Fund does not hedge the U.S. dollar value of securities it owns denominated in currencies that are devalued, the Fund’s NAV will be adversely affected. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries.

In determining whether to invest in securities of foreign issuers, the Subadviser may consider the likely effects of foreign taxes on the net yield available to the Fund and its shareholders. Compliance with foreign tax laws may reduce the Fund’s net income available for distribution to shareholders.

Foreign Investment Companies

Some of the countries in which the Fund may invest may not permit, or may place economic restrictions on, direct investment by outside investors. Investments in such countries may only be permitted through foreign government-approved or authorized investment vehicles, which may include other investment companies. The Fund may also invest in registered or unregistered closed-end investment companies that invest in foreign securities. Investing through such vehicles may involve frequent or layered fees or expenses and may also be subject to limitation under the 1940 Act or to special tax rules under the Code. If the Fund invests in investment companies, shareholders will bear not only their proportionate share of the Fund’s expenses (including operating expenses and the fees of the Fund’s Subadviser), but also, indirectly, the similar expenses of the underlying investment companies.

Foreign Securities

The Fund may invest in foreign securities. Foreign securities may include, among other things, securities of issuers organized or headquartered outside the U.S. as well as obligations of supranational entities. In addition to the risks associated with investing in securities generally, such investments present additional risks not typically associated with investments in comparable securities of U.S. issuers. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets, as described more fully in the section “Emerging Markets.” The non-U.S. securities in which the Fund may invest, all or a portion of which may be non-U.S. dollar-denominated, may include, among other investments: (i) debt obligations issued or guaranteed by non-U.S. national, provincial, state, municipal or other governments or by their agencies or instrumentalities, including “Brady Bonds”; (ii) debt obligations of supranational entities; (iii) debt obligations of the U.S. government issued in non-dollar securities; (iv) debt obligations and other fixed-income securities of foreign corporate issuers; (v) non-U.S. dollar-denominated securities of U.S. corporate issuers; and (vi) equity securities issued by foreign corporations or other business organizations.

There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than those in the United States, and judgments against foreign entities may be more difficult to obtain and enforce. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. If the Fund’s portfolio is over-weighted in a certain geographic region, any negative development affecting that region will have a greater impact on the Fund than a fund that is not over-weighted in that region. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer’s obligations.

Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of the Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. To the extent the Fund may purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund’s assets and the Fund’s income available for distribution. The recent global economic crisis has caused many European countries to experience serious fiscal difficulties, including bankruptcy, public budget deficits, recession, sovereign default, restructuring of government debt, credit rating downgrades and an overall weakening of the banking and financial sectors. In addition, some European economies may depend on others for assistance, and the inability of such economies to achieve the reforms or objectives upon which that assistance is conditioned may result in deeper and/or longer financial downturns among the eurozone nations. Recent events in the eurozone have called into question the long-term viability of the euro as a shared currency among the eurozone nations. Moreover, strict fiscal and monetary controls imposed by the European Economic and Monetary Union as well as any other requirements it may impose on member countries may significantly impact such countries and limit them from implementing their own economic policies to some degree. As the result of economic, political, regulatory or other actions taken in response to this crisis, including any discontinuation of the euro as the shared currency among the eurozone nations or the implementation of capital controls or the restructuring of financial institutions, the Fund’s euro-denominated investments may become difficult to value, the Fund may be unable to dispose of investments or repatriate investment proceeds, the Fund’s ability to operate its strategy in connection with euro-denominated securities may be significantly impaired and the value of the Fund’s euro-denominated investments may decline significantly and unpredictably.

Although the Fund’s income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after the Fund’s income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of such dividend, the Fund could be required to liquidate portfolio securities to pay such dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time the Fund incurs expenses or other obligations in U.S. dollars and the time such expenses or obligations are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred. Compliance with foreign tax law may reduce the Fund’s net income available for distribution to shareholders.

In addition, the Fund may invest in foreign securities traded primarily on markets that close prior to the time the Fund determines its NAV. Holding foreign securities that trade on foreign exchanges may result in deviations between the current price of a foreign security and the last quoted price for that security (i.e., the Fund’s quote from the closed foreign market). This could result in premiums or discounts to NAV that may be greater than those experienced by other ETFs. In instances where a significant event that affects the value of one or more foreign securities held by the Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as “price” or “time zone” arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of the Fund’s shares by virtue of their transaction, if those prices reflect the fair value of the foreign securities. Although the Fund has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred, fair value pricing, because it involves judgments that are inherently subjective, may not always eliminate the risk of price arbitrage. The Fund’s securities may change in price on days on which the U.S. markets are closed and the Fund does not calculate its NAV or sell or redeem its shares (see “Net Asset Value”).

Foreign withholding or other taxes imposed on the Fund’s investments in foreign securities will reduce the Fund’s return on those securities. If the Fund meets certain requirements relating to its asset holdings, and the Fund elects to pass through to its shareholders foreign tax credits or deductions, taxable shareholders generally will be entitled to claim a credit or deduction with respect to these foreign taxes. (see “Taxes”).

The Fund may invest in certain securities that are denominated and traded in the euro, the official currency of the eurozone. The recent global economic crisis has caused many European countries to experience serious fiscal difficulties, including bankruptcy, public budget deficits, recession, sovereign default, restructuring of government debt, credit rating downgrades and an overall weakening of the banking and financial sectors. In addition, some European economies may depend on others for assistance, and the inability of such economies to achieve the reforms or objectives upon which that assistance is conditioned may result in deeper and/or longer financial downturns among eurozone nations. Recent events in the eurozone have called into question the long-term viability of the euro as a shared currency among the eurozone nations. Moreover, strict fiscal and monetary controls imposed by the European Economic and Monetary Union as well as any other requirements it may impose on member countries may significantly impact such countries and limit them from implementing their own economic policies to some degree. As the result of economic, political, regulatory or other actions taken in response to this crisis, including any discontinuation of the euro as the shared currency among the eurozone nations or the implementation of capital controls or the restructuring of financial institutions, the Fund’s euro-denominated investments may become difficult to value, the Fund may be unable to dispose of investments or repatriate investment proceeds the Fund’s ability to operate its strategy in connection with euro-denominated securities may be significantly impaired and the value of the Fund’s euro-denominated investments may decline significantly and unpredictably.

Supranational Entities

The Fund may invest in securities issued by supranational entities, such as the International Bank for Reconstruction and Development (commonly called the “World Bank”), the Asian Development Bank and the Inter-American Development Bank. The governmental members of these supranational entities are “stockholders” that typically make capital contributions to support or promote such entities’ economic reconstruction or development activities and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. A supranational entity’s lending activities may be limited to a percentage of its total capital, reserves and net income. There can be no assurance that the constituent governments will be able or willing to honor their commitments to those entities, with the result that the entity may be unable to pay interest or repay principal on its debt securities, and the Fund may lose money on such investments. Obligations of a supranational entity that are denominated in foreign currencies will also be subject to the risks associated with investments in foreign currencies (see “Foreign Currency Transactions”).

Foreign Currency Transactions

The Fund may purchase and sell foreign currencies for both hedging and investment purposes. Foreign securities in the Fund’s portfolio may be denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies. Any income on such investments is generally paid to the Fund in foreign currencies. The value of these foreign currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of the Fund’s portfolio investments (even if the local market price of the investments is unchanged) and changes in the dollar value of the Fund’s income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of the Fund’s assets and on the net investment income available for distribution may be favorable or unfavorable.

To protect against a change in the foreign currency exchange rate between the date on which the Fund contracts to purchase or sell a security and the settlement date for the purchase or sale, to gain exposure to one or more foreign currencies or to “lock in” the equivalent of a dividend or interest payment in another currency, the Fund might purchase or sell a foreign currency on a spot (i.e., cash) basis at the prevailing spot rate.

The Subadviser may decide not to engage in currency transactions, and there is no assurance that any currency strategy used by the Fund will succeed. In addition, suitable currency transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions when they would be beneficial.

The Fund’s use of currency transactions may be limited by tax considerations. Transactions in foreign currencies and foreign currency denominated debt may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned and may affect the timing or amount of distributions to shareholders.

Transactions in non-U.S. currencies are also subject to many of the risks of investing in non-U.S. securities described in the section “Foreign Securities.” Because the Fund may invest in foreign securities and foreign currencies, changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. If the Fund’s portfolio is over-weighted in a certain geographic region, any negative development affecting that region will have a greater impact on the Fund than a fund that is not over-weighted in that region.

Money Market Instruments

The Fund may invest in money market instruments as described in its Prospectus. Money market instruments are high-quality, short-term securities. The Fund’s money market investments at the time of purchase (other than U.S. government securities (defined below) and repurchase agreements relating thereto) generally will be rated at the time of purchase in the two highest short-term rating categories as rated by a major credit agency or, if unrated, will be of comparable quality as determined by the Subadviser. The Fund may invest in instruments of lesser quality and do not have any minimum credit quality restriction. Money market instruments maturing in less than one year may yield less than obligations of comparable quality having longer maturities.

Although changes in interest rates can change the market value of a security, the Fund expects those changes to be minimal with respect to these securities, which may be purchased by the Fund for defensive purposes. The Fund’s money market investments may be issued by U.S. banks, foreign banks (including their U.S. branches) or foreign branches and subsidiaries of U.S. banks. Obligations of foreign banks may be subject to foreign economic, political and legal risks. Such risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign withholding and other taxes on interest income, difficulties in obtaining and enforcing a judgment against a foreign obligor, exchange control regulations (including currency blockage) and the expropriation or nationalization of assets or deposits. Foreign branches of U.S. banks and foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks. For instance, such branches and banks may not be subject to the types of requirements imposed on domestic banks with respect to mandatory reserves, loan limitations, examinations, accounting, auditing, record keeping and the public availability of information. Obligations of such branches or banks will be purchased only when the Subadviser believes the risks are minimal. If the Fund’s money market instruments become illiquid, the Fund may be unable to satisfy certain of its obligations or may only be able to do so by selling other securities at prices or times that may be disadvantageous to do so.

The Fund may invest in U.S. government securities that include all securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities (“U.S. government securities”). Some U.S. government securities are backed by the full faith and credit of the United States. U.S. government securities that are not backed by the full faith and credit of the United States are considered riskier than those that are.

Although the Fund may invest in money market instruments, it is not a money market fund and therefore is not subject to the portfolio quality, maturity and NAV requirements applicable to money market funds. The Fund will not seek to maintain a stable NAV. The Fund also will not be required to comply with the rating restrictions applicable to money market funds, and will not necessarily sell an investment in cases where a security’s rating has been downgraded.

Considerations of liquidity, safety and preservation of capital may preclude the Fund from investing in money market instruments paying the highest available yield at a particular time. In addition, the Fund’s ability to trade money market securities may be constrained by the collateral and asset coverage requirements related to the Fund’s other investments. As a result, the Fund may need to buy or sell money market instruments at inopportune times. In addition, even though money market instruments are generally considered to be high-quality and a low-risk investment, recently a number of issuers of money market and money market-type instruments have experienced financial difficulties, leading in some cases to rating downgrades and decreases in the value of their securities.

TYPES OF INVESTMENT PRACTICES

As of the date of this Statement, the Fund is operated by persons who have claimed an exclusion from the definition of commodity pool operator (a “CPO”) under the Commodity Exchange Act (the “CEA”) pursuant to Rule 4.5 under the CEA with respect to the Fund (the “exclusion”) promulgated by the Commodity Futures Trading Commission (“CFTC”). Accordingly, with respect to the Fund, the Adviser is not subject to registration or regulation as a CPO under the CEA. To remain eligible for the exclusion, the Fund will be limited in its ability to use certain financial instruments regulated under the CEA (“commodity interests”), including futures and options on futures and certain swaps transactions. In the event that the Fund’s investments in commodity interests are not within the thresholds set forth in the exclusion, the Adviser would be required to register as a CPO with the CFTC with respect to the Fund. The Adviser’s eligibility to claim the exclusion with respect to the Fund will be based upon, among other things, the level and scope of the Fund’s investment in commodity interests, the purposes of such investments and the manner in which the Fund holds out its use of commodity interests. The Fund’s ability to invest in commodity interests (including, but not limited to, futures and swaps on broad-based securities indexes and interest rates) is limited by the Adviser’s intention to operate the Fund in a manner that would permit the Adviser to continue to claim the exclusion under Rule 4.5, which may adversely affect the Fund’s total return. In the event the Adviser becomes unable to rely on the exclusion in Rule 4.5 and is required to register with the CFTC as a CPO with respect to the Fund, the Fund’s expenses may increase, adversely affecting the Fund’s total return.

Illiquid Securities

The Fund may purchase illiquid securities. Illiquid securities are those that are not readily resalable. Securities whose disposition is restricted by federal securities laws may be considered illiquid. Securities will generally be considered “illiquid” if such securities cannot be disposed of within seven days in the ordinary course of business at approximately the price at which the Fund has valued the securities. Investment in illiquid securities involves the risk that the Fund may be unable to sell such a security at the desired time or at the price at which the Fund values the security. Also, the Fund may incur expenses, losses or delays in the process of registering restricted securities prior to resale. Rule 144A securities and Section 4(a)(2) commercial paper are treated as illiquid, unless the Subadviser has determined, under guidelines established by the Fund’s Board, that the particular issue is liquid (see “Rule 144A Securities and Section 4(a)(2) Commercial Paper” ).

Initial Public Offerings

The Fund may purchase securities of companies that are offered pursuant to an initial public offering (“IPO”). An IPO is a company’s first offering of stock to the public in the primary market, typically to raise additional capital. The Fund may purchase a “hot” IPO (also known as a “hot issue”), which is an IPO that is oversubscribed and, as a result, is an investment opportunity of limited availability. As a consequence, the price at which these IPO shares open in the secondary market may be significantly higher than the original IPO price. IPO securities tend to involve greater risk due, in part, to public perception and the lack of publicly available information and trading history. There is the possibility of losses resulting from the difference between the issue price and potential diminished value of the stock once traded in the secondary market. The Fund’s investment in IPO securities may have a significant impact on the Fund’s performance and may result in significant capital gains.

Private Placements

The Fund may invest in securities that are purchased in private placements. While private placements may offer opportunities for investment that are not otherwise available on the open market, these securities may be subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for these securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell the securities when the Subadviser believes that it is advisable to do so, or may be able to sell the securities only at prices lower than if the securities were more widely held. At times, it also may be more difficult to determine the fair value of the securities for purposes of computing the Fund’s NAV.

The absence of a trading market can make it difficult to ascertain a market value for illiquid investments such as private placements. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell the illiquid securities promptly at an acceptable price. The

Fund may have to bear the extra expense of registering the securities for resale and the risk of substantial delay in effecting the registration. In addition, market quotations are typically less readily available for these securities. The judgment of the Subadviser may at times play a greater role in valuing these securities than in the case of unrestricted securities.

The Fund may be deemed to be an underwriter for purposes of the Securities Act when reselling privately issued securities to the public. As such, the Fund may be liable to purchasers of the securities if the registration statement prepared by the issuer, or the Prospectus forming a part of the registration statement, is materially inaccurate or misleading.

Privatizations

The Fund may participate in privatizations. In a number of countries around the world, governments have undertaken to sell to investors interests in enterprises that the government has historically owned or controlled. These transactions are known as “privatizations” and may in some cases represent opportunities for significant capital appreciation. In some cases, the ability of U.S. investors, such as the Fund, to participate in privatizations may be limited by local law, and the terms of participation for U.S. investors may be less advantageous than those for local investors. In addition, there is no assurance that privatized enterprises will be successful, or that an investment in such an enterprise will retain its value or appreciate in value.

Repurchase Agreements

The Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed-upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed-upon market interest rate unrelated to the coupon rate on the purchased security. Repurchase agreements are economically similar to collateralized loans by the Fund. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash at relatively low market risk. The Fund does not have percentage limitations on how much of its total assets may be invested in repurchase agreements. The Fund typically uses repurchase agreements for cash management and temporary defensive purposes. The Fund may invest in a repurchase agreement that does not produce a positive return to the Fund if the Subadviser believes it is appropriate to do so under the circumstances (for example, to help protect the Fund’s uninvested cash against the risk of loss during periods of market turmoil). While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. government, the obligation of the seller is not guaranteed by the U.S. government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (i) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (ii) possible reduced levels of income and lack of access to income during this period and (iii) inability to enforce rights and the expenses involved in the attempted enforcement, for example, against a counterparty undergoing financial distress.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed-upon rate. The ability to use reverse repurchase agreements may enable, but does not ensure the ability of, the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous. Reverse repurchase agreements are economically similar to secured borrowings by the Fund.

Securities Lending

The Fund may lend its portfolio securities to brokers, dealers or other financial institutions under contracts calling for the deposit by the borrower with a Fund’s custodian of collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. A Fund will continue to benefit from interest or dividends on the securities loaned (although the payment characteristics may change) and may also earn a return from the collateral, which may include shares of a money market fund subject to any investment restrictions listed in this Statement. Under some securities lending arrangements, a Fund may receive a set fee for keeping its securities available for lending. Any voting rights, or rights to consent, relating to securities loaned, pass to the borrower. However, if a material event (as determined by an adviser or subadviser) affecting the investment occurs, a Fund may seek to recall the securities so that the securities may be voted by a Fund, although the adviser or subadviser may not know of such event in time to recall the securities or may be unable to recall the securities in time to vote them. A Fund pays various fees in connection with such loans, including fees to the party arranging the loans, shipping fees and custodian and placement fees approved by the Board or persons acting pursuant to the direction of the Board. Securities loans must be fully collateralized at all times, but involve some credit risk to a Fund if the borrower or the party (if any) guaranteeing the loan should default on its obligation and a Fund is delayed in or prevented from recovering the collateral. In addition, any investment of cash collateral is generally at the sole risk of a Fund. Any income or gains and losses from investing and reinvesting any cash collateral delivered by a borrower pursuant to a loan are generally at a Fund’s risk, and to the extent any such losses reduce the amount of cash below the amount required to be returned to the borrower upon the termination of any loan, a Fund may be required by the securities lending agent to pay or cause to be paid to such borrower an amount equal to such shortfall in cash.

Short-Term Trading

The Fund may, consistent with its investment objectives, engage in portfolio trading in anticipation of, or in response to, changing economic or market conditions and trends. These policies may result in higher turnover rates in the Fund’s portfolio, which may produce higher transaction costs and the realization of taxable capital gains (including short-term gains, which generally are taxed to individuals at ordinary income rates). Portfolio turnover considerations will not limit the Subadviser’s investment discretion in managing the Fund’s assets. The Fund anticipates that its portfolio turnover rates will vary significantly from time to time depending on the volatility of economic and market conditions.

When-Issued, Delayed Delivery and Forward Commitment Securities

To reduce the risk of changes in interest rates and securities prices, the Fund may purchase securities on a forward commitment or when-issued or delayed delivery basis, which means delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable with respect to such purchases are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. The Subadviser will commit to purchase such securities only with the intention of actually acquiring the securities, but the Subadviser may sell these securities before the settlement date if it is deemed advisable.

Securities purchased on a forward commitment or when-issued or delayed delivery basis are subject to changes in value, generally changing in the same way, (i.e., appreciating when interest rates decline and depreciating when interest rates rise), based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities so purchased may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued or delayed delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment or when-issued or delayed delivery basis when the Subadviser is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund’s net assets. In addition, there is a risk that securities purchased on a when-issued or delayed delivery basis may not be delivered and that the purchaser of securities sold by the Fund on a forward commitment basis will not honor its purchase obligation. In such cases, the Fund may incur a loss.

TEMPORARY DEFENSIVE POSITIONS

The Fund has the flexibility to respond promptly to changes in market and economic conditions. In the interest of preserving shareholders’ capital, the Subadviser may employ a temporary defensive strategy if it determines such a strategy to be warranted. Pursuant to such a defensive strategy, the Fund temporarily may hold cash (U.S. dollars, foreign currencies, or multinational currency units) and/or invest up to 100% of its assets in cash, high-quality debt securities or money market instruments of U.S. or foreign issuers. It is impossible to predict whether, when or for how long the Fund will employ temporary defensive strategies. The use of temporary defensive strategies may prevent the Fund from achieving its goal.

In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, the Fund may temporarily hold cash and may invest any portion of its assets in money market or other short-term high-quality instruments.

PORTFOLIO TURNOVER

The Fund’s portfolio turnover rate for a fiscal year is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year, in each case excluding securities having maturity dates at acquisition of one year or less. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund, thereby decreasing the Fund’s total return. High portfolio turnover also may give rise to additional taxable income for the Fund’s shareholders, including through the realization of short-term capital gains which are typically taxed to shareholders at ordinary income tax rates, and therefore can result in higher taxes for shareholders that hold their shares in taxable accounts. It is impossible to predict with certainty whether future portfolio turnover rates will be higher or lower than those experienced during past periods. The rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when the Subadviser believes that portfolio changes are appropriate.

PORTFOLIO HOLDINGS INFORMATION

The Board has adopted a policy regarding the disclosure of information about the Fund’s portfolio holdings. Under the policy, the Fund’s portfolio holdings, which will form the basis for the calculation of NAV, are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Creation Units, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the NYSE Arca via the National Securities Clearing Corporation (“NSCC”), a clearing agency that is registered with the SEC.

Each Business Day (as defined below), the Fund’s portfolio holdings information is provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including market makers and Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market or evaluating such potential transactions.

Daily access to information concerning the Fund’s portfolio holdings is permitted (i) to certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management; and (ii) to other personnel of the Adviser, the Distributor and their affiliates, and the administrator, custodian and fund accountant who deal directly with, or assist in, functions related to investment management, distribution, administration, custody, securities lending and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with federal securities laws and regulations thereunder. In addition, the Fund will disclose on the Fund’s website before commencement of trading on each Business Day the identities and quantities of the securities and other assets held by the Fund that will form the basis of the Fund’s calculation of its NAV at the end of that Business Day (as defined below). The basket represents one Creation Unit of the Fund.

Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide services to the Fund in the ordinary course of business after it has been disseminated to the NSCC. From time to time, information concerning portfolio holdings other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, may be provided to other entities that provide services to the Fund, including rating or ranking organizations, in the ordinary course of business, no earlier than one Business Day (as defined below) following the date of the information. The Fund, Adviser, Subadviser, Custodian and Distributor will not disseminate non-public information concerning the Fund, except: (i) to a party for a legitimate business purpose related to the day-to-day operations of the Fund or (ii) to any other party for a legitimate business or regulatory purpose, upon waiver or exception.

In addition, the Fund discloses its complete portfolio holdings schedule in public filings with the SEC within 70 days of the end of the second and fourth fiscal quarters and within 60 days of the end of the first and third fiscal quarters and will provide such information to shareholders as required by federal securities laws and regulations thereunder. The Fund may, however, voluntarily disclose all or part of its portfolio holdings other than in connection with the creation/redemption process, as discussed above, in advance of required filings with the SEC, provided that such information is made generally available to all shareholders and other interested parties in a manner that is consistent with the above policy for disclosure of portfolio holdings information. Such information may be made available through a publicly-available website or other means that make the information available to all likely interested parties contemporaneously.

The Fund’s Chief Compliance Officer (the “CCO”) or the CCO’s delegate may authorize disclosure of portfolio holdings information pursuant to the above policy and procedures. The Board reviews the policy and procedures for disclosure of portfolio holdings information at least annually.

MANAGEMENT OF THE TRUST

The Trust is governed by the Board of Trustees, which is responsible for generally overseeing the conduct of Fund business and for protecting the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund and review the Fund’s performance.

Trustees and Officers

The table below provides certain information regarding the Trustees and officers of the Trust. For the purposes of this table and for purposes of this Statement, the term “Independent Trustee” means those Trustees who are not “interested persons,” as defined in the 1940 Act, of the Trust. In certain circumstances, Trustees are also required to have no direct or indirect financial interest in the approval of a matter being voted on in order to be considered “independent” for the purposes of the requisite approval. For the purposes of this Statement, the term “Interested Trustee” means those Trustees who are “interested persons”, as defined in the 1940 Act, of the relevant Trust.

The following table provides information about the members of the Board, including information about their principal occupations during the past five years, information about other directorships held at public companies, and a summary of the experience, qualifications, attributes or skills that led to the conclusion that the Trustee should serve as such. Unless otherwise indicated, the address of all persons below is 399 Boylston Street, Boston, MA 02116.

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership
INDEPENDENT TRUSTEES

Kenneth A. Drucker (1945)	Trustee since 2016 Chairperson of the Audit Committee and Governance Committee Member	Retired	43 None	Significant experience on the Board and on the boards of other business organizations (including at investment companies); executive experience (including as treasurer of an aerospace, automotive, and metal manufacturing corporation)

Edmond J. English (1953)	Trustee since 2016 Audit Committee Member	Chief Executive Officer of Bob’s Discount Furniture (retail)	43 Formerly, Director, BJ’s Wholesale Club (retail)	Experience on the Board and significant experience on the boards of other business organizations (including at a retail company and a bank); executive experience (including at a retail company)

Richard A. Goglia (1951)	Trustee since 2016 Audit Committee Member	Retired; formerly Vice President and Treasurer of Raytheon Company (defense)	43 None	Experience on the Board; and executive experience (including his role as vice president and treasurer of a defense company and experience at a financial services company)

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

Wendell J. Knox (1948)	Trustee since 2016 Contract Review Committee Member and Governance Committee Member	Director of Abt Associates Inc. (research and consulting)	43 Director, Eastern Bank (bank); Director, The Hanover Insurance Group (property and casualty insurance)	Significant experience on the Board and on the boards of other business organizations (including at a bank and at a property and casualty insurance firm); executive experience (including roles as president and chief executive officer of a consulting company)

Martin T. Meehan (1956)	Trustee since 2016 Contract Review Committee Member	President, University of Massachusetts; formerly, Chancellor and faculty member, University of Massachusetts Lowell	43 None	Experience on the Board and on the boards of other business organizations; experience as President of the University of Massachusetts; government experience (including as a member of the U.S. House of Representatives); academic experience

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

Sandra O. Moose (1942)	Chairperson of the Board since November 2016 Trustee since 2016 Ex Officio member of the Audit Committee, the Contract Review Committee and the Governance Committee	President, Strategic Advisory Services (management consulting)	43 Formerly, Director, AES Corporation (international power company); formerly, Director, Verizon Communications (telecommunications company)	Significant experience on the Board and on the boards of other business organizations (including at a telecommunications company, an international power company and a specialty chemicals corporation); executive experience (including at a management consulting company)

James P. Palermo (1955)	Trustee since 2016 Contract Review Committee Member	Founding Partner, Breton Capital Management, LLC (private equity); formerly, Chief Executive Officer of Global Client Management of The Bank of New York Mellon Corporation	43 None	Financial services industry and executive experience (including roles as chief executive officer of client management and asset servicing for a banking and financial services company)

Erik R. Sirri (1958)	Trustee since 2016 Audit Committee Member	Professor of Finance at Babson College	43 None	Significant experience on the Board; experience as Director of the Division of Trading and Markets at the Securities and Exchange Commission; academic experience; training as an economist

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

Peter J. Smail (1952)	Trustee since 2016 Chairperson of the Contract Review Committee; and Governance Committee Member	Retired	43 None	Significant experience on the Board; mutual fund industry and executive experience (including roles as president and chief executive officer for an investment adviser)

Cynthia L. Walker (1956)	Trustee since 2016 Chairperson of the Governance Committee and Contract Review Committee Member	Deputy Dean for Finance and Administration, Yale University School of Medicine	43 None	Significant experience on the Board; executive experience in a variety of academic organizations (including roles as dean for finance and administration)

INTERESTED TRUSTEES
Kevin P. Charleston[3] (1965) One Financial Center Boston, MA 02111	Trustee since 2016	President, Chief Executive Officer and Director; formerly, Chief Financial Officer, Loomis, Sayles & Company, L.P.	43 None	Continuing service as President, Chief Executive Officer and Director of Loomis, Sayles & Company, L.P.

David L. Giunta[4] (1965)	Trustee since 2015 President and Chief Executive Officer since 2011	President and Chief Executive Officer, NGAM Distribution Corporation, NGAM Advisors, L.P. and NGAM Distribution, L.P.	43 None	Significant experience on the Board; continuing experience as President and Chief Executive Officer of NGAM Advisors, L.P. and NGAM Distribution, L.P.

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

John T. Hailer[5] (1960)	Trustee since 2016	President and Chief Executive Officer – U.S. and Asia, Natixis Global Asset Management, L.P.	43 None	Significant experience on the Board; continuing experience as President and Chief Executive Officer – U.S. and Asia, Natixis Global Asset Management, L.P.

[1]	Each Trustee serves until retirement, resignation or removal from the Board. The current retirement age is 75. The position of Chairperson of the Board is appointed for a three-year term. Ms. Moose was appointed to serve an additional three-year term as the Chairperson of the Board on December 13, 2013.
[2]	The Trustees of the Trust serve as Trustees of a fund complex that includes all series of the Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (collectively, the “Natixis Funds Trusts”) and Loomis Sayles Funds I, Loomis Sayles Funds II (collectively, the “Loomis Sayles Funds Trusts”) and the Natixis ETF Trust (collectively, the “Fund Complex”).
[3]	Mr. Charleston is deemed an “interested person” of the Trust because he holds the following positions with an affiliated person of the Trust: President, Chief Executive Officer and Director of Loomis, Sayles & Company, L.P.
[4]	Mr. Giunta is deemed an “interested person” of the Trust because he holds the following positions with an affiliated person of the Trust: President and Chief Executive Officer of NGAM Distribution Corporation, NGAM Advisors, L.P. and NGAM Distribution, L.P.
[5]	Mr. Hailer is deemed an “interested person” of the Trust because he holds the following positions with an affiliated person of the Trust: President and Chief Executive Officer – U.S. and Asia, Natixis Global Asset Management, L.P.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years[2]
OFFICERS OF THE TRUST

Russell L. Kane (1969)	Secretary, Clerk, and Chief Legal Officer	Secretary, Clerk and Chief Legal Officer since July 2016	Executive Vice President, General Counsel, Secretary and Clerk, NGAM Distribution Corporation, NGAM Advisors, L.P. and NGAM Distribution, L.P.; formerly, Chief Compliance Officer for Mutual Funds, Senior Vice President, Deputy General Counsel, Assistant Secretary and Assistant Clerk, NGAM Distribution Corporation, NGAM Advisors, L.P. and NGAM Distribution, L.P.

Michael C. Kardok (1959)	Treasurer, Principal Financial and Accounting Officer	Since 2011	Senior Vice President, NGAM Advisors, L.P. and NGAM Distribution, L.P.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years[2]

Rosa Licea-Mailloux (1976)	Chief Compliance Officer, Assistant Secretary and Anti-Money Laundering Officer	Since July 2016	Chief Compliance Officer for Mutual Funds, Senior Vice President, Deputy General Counsel, Assistant Secretary and Assistant Clerk, NGAM Distribution Corporation, NGAM Advisors, L.P. and NGAM Distribution, L.P.; formerly, Associate General Counsel, NGAM Distribution, L.P.

[1]	Each officer of the Trust serves for an indefinite term in accordance with the Trust’s current by-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.
[2]	Each person listed above, except as noted, holds the same position(s) with the Fund Complex. Previous positions during the past five years with NGAM Distribution, L.P. or NGAM Advisors, L.P. are omitted if not materially different from a Trustee’s or officer’s current position with such entity.

Qualifications of Trustees

The preceding tables provide an overview of the considerations that led the Board to conclude that each individual serving as a Trustee of the Trust should so serve. The current members of the Board have joined the Board at different points in time. Generally, no one factor was determinative in the original selection of an individual to join the Board. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (i) the individual’s knowledge in matters relating to the mutual fund industry; (ii) any experience possessed by the individual as a director or senior officer of other public companies; (iii) the individual’s educational background; (iv) the individual’s reputation for high ethical standards and personal and professional integrity; (v) any specific financial, technical or other expertise possessed by the individual, and the extent to which such expertise would complement the Board’s existing mix of skills and qualifications; (vi) the individual’s perceived ability to contribute to the ongoing functions of the Board, including the individual’s ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the individual’s ability to qualify as an Independent Trustee for purposes of applicable regulations; and (viii) such other factors as the Board determined to be relevant in light of the existing composition of the Board and any anticipated vacancies or other transitions. Each Trustee’s professional experience and additional considerations that contributed to the Board’s conclusion that an individual should serve on the Board are summarized in the tables above.

Leadership and Structure of the Board

The Board is led by the Chairperson of the Board, who is an Independent Trustee. The Board of Trustees of the Trust currently consists of thirteen Trustees, ten of whom are Independent Trustees. The Trustees have delegated significant oversight authority to the three standing committees of the Trust, the Audit Committee, the Contract Review Committee and the Governance Committee, all of which consist solely of Independent Trustees. These committees meet separately and at times jointly, with the joint meetings intended to educate and involve all Independent Trustees in significant committee-level topics. As well as handling matters directly, the committees raise matters to the Board for consideration. In addition to the oversight performed by the committees and the Board, the Chairperson of the Board and the chairpersons of each committee interact frequently with management regarding topics to be considered at Board and committee meetings as well as items arising between meetings. At least once a year the Governance Committee reviews the Board’s governance practices and procedures and recommends appropriate changes to the full Board. The Board believes its leadership structure is appropriate and effective in that it allows for oversight at the committee or board level, as the case may be, while facilitating communications among the Trustees and between the Board and Fund management.

The Contract Review Committee of the Trust consists solely of Trustees who are not employees, officers or directors of NGAM Advisors or its affiliates and considers matters relating to advisory and distribution arrangements and potential conflicts of interest between the Fund’s Adviser and the Trust. During the fiscal year ended December 31, 2015, this committee held five meetings.

The Governance Committee of the Trust consists solely of Trustees who are not employees, officers or directors of NGAM Advisors or its affiliates and considers matters relating to candidates for membership on the Board and Trustee compensation. The Governance Committee makes nominations for Independent Trustee membership on the Board when necessary and considers recommendations from shareholders of the Fund that are submitted in accordance with the procedures by which shareholders may communicate with the Board. Pursuant to those procedures, shareholders must submit a recommendation for nomination in a signed writing addressed to the attention of the Board, c/o Secretary of the Fund, NGAM Advisors, L.P., 399 Boylston Street, 12th Floor, Boston, MA 02116. This written communication must (i) be signed by the shareholder, (ii) include the name and address of the shareholder, (iii) identify the name of the Fund, and (iv) identify the account number and number of shares held by the shareholder as of a recent date or the intermediary through which the shares are held. The recommendation must be received in a timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to the Fund). A recommendation for Trustee nomination shall be kept on file and considered by the Board for six (6) months from the date of receipt, after which the recommendation shall be considered stale and discarded. The recommendation must contain sufficient background information concerning the Trustee candidate to enable a proper judgment to be made as to the candidate’s qualifications. During the fiscal year ended December 31, 2015, this committee held four meetings.

The Governance Committee has not established specific, minimum qualifications that must be met by an individual to be recommended for nomination as an Independent Trustee. When identifying an individual to potentially fill a vacancy on a Trust’s Board, the Governance Committee may seek referrals from a variety of sources, including current Trustees, management of the Trust, Fund counsel, and counsel to the Trustees, as well as shareholders of the Fund in accordance with the procedures described above. In evaluating candidates for a position on the Board, the Governance Committee may consider a variety of factors, including (i) the nominee’s reputation for integrity, honesty and adherence to high ethical standards; (ii) the nominee’s educational and professional accomplishments; (iii) the nominee’s demonstrated business acumen, including, but not limited to, knowledge of the mutual fund industry and/or any experience possessed by the nominee as a director or senior officer of a financial services company or a public company; (iv) the nominee’s ability to exercise sound judgment in matters related to the objectives of the Fund; (v) the nominee’s willingness to contribute positively to the decision-making process of the Board and to bring an independent point of view; (vi) the nominee’s commitment to and ability to devote the necessary time and energy to be an effective Independent Trustee; (vii) the nominee’s ability to understand the sometimes conflicting interests of various constituencies of the Fund and to act in the interests of all shareholders; (viii) the absence of conflicts of interests that would impair his or her ability to represent all shareholders and to fulfill director fiduciary responsibilities; (ix) the nominee’s ability to be collegial and compatible with current members of the Board and management of the Fund; (x) any specific financial, technical or other expertise possessed by the nominee, and the extent to which such expertise would complement the Board’s existing mix of skills and qualifications; (xi) the nominee’s ability to qualify as an Independent Trustee for purposes of applicable regulations; and (xii) such other factors as the Committee may request in light of the existing composition of the Board and any anticipated vacancies or other transitions.

The Audit Committee of the Trust consists solely of Independent Trustees and considers matters relating to the scope and results of the Trust’s audits and serves as a forum in which the independent registered public accounting firm can raise any issues or problems identified in an audit with the Board. The Audit Committee also reviews and monitors compliance with stated investment objectives and policies, SEC regulations as well as operational issues relating to the transfer agent, administrator, and custodian. In addition, the Audit Committee implements procedures for receipt, retention and treatment of complaints received by the Fund regarding its accounting, internal accounting controls and the confidential, anonymous submission by officers of the Fund or employees of certain service providers of concerns related to such matters. During the fiscal year ended December 31, 2015, this committee held four meetings.

The current membership of each committee is as follows:

Audit Committee	Contract Review Committee	Governance Committee

Kenneth A. Drucker – Chairperson	Peter J. Smail – Chairperson	Cynthia L. Walker – Chairperson
Edmond J. English	Wendell J. Knox	Kenneth A. Drucker
Richard A. Goglia	Martin T. Meehan	Wendell J. Knox
Erik R. Sirri	James P. Palermo	Peter J. Smail
Cynthia L. Walker

As chairperson of the Board, Ms. Moose is an ex officio member of all three Committees.

The Board’s Role in Risk Oversight of the Fund

The Board’s role is one of oversight of the practices and processes of the Fund and its service providers, rather than active management of the Trust, including in matters relating to risk management. The Board seeks to understand the key risks facing the Fund, including those involving conflicts of interest; how Fund management identifies and monitors these risks on an ongoing basis; how Fund management develops and implements controls to mitigate these risks; and how Fund management tests the effectiveness of those controls. The Board cannot foresee, know, or guard against all risks, nor are the Trustees guarantors against risk.

Periodically, Fund officers provide the full Board with an overview of the enterprise risk assessment program in place at NGAM Advisors, which serves as the administrator of the Fund. Fund officers on a quarterly and annual basis also provide the Board (or one of its standing committees) with written and oral reports on regulatory and compliance matters, operational and service provider matters, organizational developments, product proposals, Fund and internal audit results, and insurance and fidelity bond coverage, along with a discussion of the risks and controls associated with these matters, and periodically make presentations to management on risk issues and industry best practices. Fund service providers, including advisers, transfer agents, the distributor and the custodian, periodically provide Fund management and/or the Board with information about their risk assessment programs and/or the risks arising out of their activities. The scope and frequency of these reports vary. Fund officers also communicate with the Trustees between meetings regarding material exceptions and other items germane to the Board’s risk oversight function.

Pursuant to Rule 38a-1 under the 1940 Act, the Board has appointed a CCO who is responsible for administering the Fund’s compliance program, including monitoring and enforcing compliance by the Fund and its service providers with the federal securities laws. The CCO has an active role in daily Fund operations and maintains a working relationship with all relevant advisory, compliance, operations and administration personnel for the Fund’s service providers. On at least a quarterly basis, the CCO reports to the Independent Trustees on significant compliance program developments, including material compliance matters, and on an annual basis, the CCO provides the full Board with a written report that summarizes her review and assessment of the adequacy of the compliance programs of the Fund and its service providers. The CCO also periodically communicates with the Audit Committee members between its scheduled meetings.

Fund Securities Owned by the Trustees

As of the date of this Statement, the Fund had not yet publicly offered its shares and therefore the Trustees did not own shares of the Fund.

As of December 31, 2015, (and as of March 31, 2016 for James P. Palermo) the Trustees had the following ownership in all funds in the Fund Complex overseen by the Trustees:

Independent Trustees

Dollar Range of Fund Shares[1]	Aggregate Dollar Range of Fund Shares in Fund Complex Overseen by Trustee
Kenneth A. Drucker	E
Edmond J. English	E
Richard A. Goglia	E
Wendell J. Knox[2]	E
Martin T. Meehan	E
Sandra O. Moose	E
James P. Palermo	E
Erik R. Sirri	E
Peter J. Smail	E
Cynthia L. Walker	E

[1]	A. None

B. $1 - 10,000

C. $10,001 - $50,000

D. $50,001 - $100,000

E. Over $100,000

[2]	Amounts include economic value of notional investments held through the deferred compensation plan.

Interested Trustees

Dollar Range of Fund Shares[1]	Aggregate Dollar Range of Fund Shares in Fund Complex Overseen by Trustee
Kevin P. Charleston	E
David L. Giunta	E
John T. Hailer	E

[1]	A. None

B. $1 - 10,000

C. $10,001 - $50,000

D. $50,001 - $100,000

E. over $100,000

Trustee Fees

The Trust pays no compensation to its officers or to Trustees who are employees, officers or directors of NGAM Advisors or its affiliates.

The Chairperson of the Board receives a retainer fee at the annual rate of $325,000. The Chairperson does not receive any meeting attendance fees for Board meetings or committee meetings that she attends. Each Trustee who is not an employee, officer or director of NGAM Advisors or its affiliates (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $155,000. Each Trustee who is not an employee, officer or director of NGAM Advisors or its affiliates also receives a meeting attendance fee of $10,000 for each meeting of the Board that he or she attends in person and $5,000 for each meeting of the Board that he or she attends telephonically. In addition, the Chairperson of the Audit Committee and the Chairperson of the Contract Review Committee each receive an additional retainer fee at an annual rate of $17,500. The Chairperson of the Governance Committee receives an additional retainer fee at an annual rate of $10,000. Each Contract Review Committee and Audit Committee member is compensated $6,000 for each committee meeting that he or she attends in person and $3,000 for each committee meeting that he or she attends telephonically. These fees are allocated among the Trust and the mutual fund portfolios in the Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Gateway Trust based on a formula that takes into account, among other factors, the relative net assets of each mutual fund portfolio.

The table below shows the amounts received by the Trustees for serving as a Trustee of the Trust, and also for serving as Trustees of the Natixis Funds Trusts and Loomis Sayles Funds Trusts during the fiscal year ended December 31, 2015. The table also sets forth, as applicable, pension or retirement benefits accrued as part of fund expenses, as well as estimated annual retirement benefits:

Compensation Table

For the Fiscal Year Ended December 31, 2015

	Aggregate Compensation from Natixis ETF Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund Complex[1]
INDEPENDENT TRUSTEES
Kenneth A. Drucker	$0	$0	$0	$232,500
Edmond J. English	$0	$0	$0	$215,000
Richard A. Goglia[2]	$0	$0	$0	$205,000
Wendell J. Knox	$0	$0	$0	$215,000
Martin T. Meehan	$0	$0	$0	$209,000
Sandra O. Moose	$0	$0	$0	$300,000
James P. Palermo[3]	$0	$0	$0	$0
Erik R. Sirri	$0	$0	$0	$215,000
Peter J. Smail	$0	$0	$0	$232,500
Cynthia L. Walker	$0	$0	$0	$220,000
INTERESTED TRUSTEES
Kevin P. Charleston[4]	$0	$0	$0	$0
David L. Giunta	$0	$0	$0	$0
John T. Hailer	$0	$0	$0	$0

[1]	Total Compensation represents amounts paid during the fiscal year ended December 31, 2015 to a Trustee for serving on the Board of six (6) trusts with a total of forty-two (42) funds as of December 31, 2015.
[2]	Mr. Goglia was appointed as a Trustee effective January 1, 2015.
[3]	Mr. Palermo was appointed as a Trustee effective July 1, 2016.
[4]	Mr. Charleston was appointed as a Trustee effective July 1, 2015.

The Trust, the Natixis Funds Trusts and Loomis Sayles Funds Trusts do not provide pension or retirement benefits to Trustees, but have adopted a deferred payment arrangement under which each Trustee may elect not to receive fees from the funds on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have had if they had been invested in a fund or funds selected by the Trustee on the normal payment date for such fees.

Management Ownership

As of the date of this Statement, the Fund had not yet publicly offered its shares and, therefore, the officers and Trustees of the Trust collectively owned less than 1% of the then outstanding shares of the Fund.

Control Persons and Principal Holders of Securities

A control person is a person who beneficially owns more than 25% of the voting securities of a company. To the knowledge of the Fund, as of October 21, 2016, Natixis Global Asset Management, L.P. owned 100% of the outstanding shares of the Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act.

Code of Ethics

The Trust, the Adviser, the Subadviser and the Distributor each have adopted a code of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics permit the personnel of these entities to invest in securities, including securities that the Fund may purchase or hold. The codes of ethics are on public file with, and are available from the SEC’s EDGAR database which can be accessed through www.sec.gov.

Proxy Voting Policies

The Board of the Fund has adopted Proxy Voting Policy and Guidelines (the “Guidelines”) for the voting of proxies for securities held by the Fund. Under the Guidelines, decisions regarding the voting of proxies are to be made solely in the interest of the Fund and its shareholders.

Natixis AM US may have discretion at times to vote proxies for clients. Natixis AM US understands that proxy voting is an important right of shareholders and that reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. If Natixis AM US does vote proxies for its clients, it will vote in a manner that is consistent with what it believes to be in the best interests of such clients and in accordance with the Proxy Voting Policy and Procedures that it has adopted. Additionally, Natixis AM US may apply different Proxy Voting Policy and Procedures depending on the client and the strategy used for that particular client.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30, 2017 will be available without charge (i) by calling toll-free at 800-458-7452, (ii) through the Fund’s website, ngam.natixis.com and (iii) on the SEC’s website at www.sec.gov.

INVESTMENT ADVISORY AND OTHER SERVICES

Information About the Organization and Ownership of the Adviser and Subadviser

NGAM Advisors, is a limited partnership owned by Natixis Global Asset Management, L.P. (“Natixis US”).

Natixis US is part of Natixis Global Asset Management, an international asset management group based in Paris, France, that is in turn owned by Natixis, a French investment banking and financial services firm. Natixis is principally owned by BPCE, France’s second largest banking group. BPCE is owned by banks comprising two autonomous and complementary retail banking networks consisting of the Caisse d’Epargne regional savings banks and the Banque Populaire regional cooperative banks. The registered address of Natixis is 30, avenue Pierre Mendès France, 75013 Paris, France. The registered address of BPCE is 50, avenue Pierre Mendès France, 75013 Paris, France.

The ten principal subsidiary or affiliated asset management firms of Natixis US collectively had over $425 billion in assets under management or administration as of June 30, 2016.

Natixis Asset Management U.S., LLC (“Natixis AM US”), located at 399 Boylston Street, Boston, Massachusetts 02116 serves as Subadviser to the Fund. Natixis AM US, was formed in 2014 and specializes in globally diversified portfolio management. As of June 30, 2016, Natixis AM US had $254 million in assets under management. Natixis AM US makes investment decisions for the Fund and is a subsidiary of Natixis Asset Management (“NAM”). NAM is owned by Natixis Global Asset Management.

Natixis AM US has entered into a personnel-sharing arrangement with its Paris-based affiliate, Natixis Asset Management (“NAM”), which, like Natixis AM US, is part of Natixis Global Asset Management. With assets under management of €349 billion as of June 30, 2016, NAM ranks among the leading European asset managers. Pursuant to this arrangement, certain employees of NAM (who are located in the Seeyond global investment unit of NAM) as a participating affiliate, serve as “associated persons” of Natixis AM US and, in this capacity, are subject to the oversight of Natixis AM US and its Chief Compliance Officer. These associated persons may, on behalf of Natixis AM US, provide discretionary investment management services (including acting as portfolio managers), research and related services to the Fund in accordance with the investment objectives, policies and limitations set forth in the Fund’s Prospectus and Statement.

Unlike Natixis AM US, NAM is not registered as an investment adviser with the SEC. The personnel-sharing arrangement is based on no-action letters of the staff of the SEC that permit SEC-registered investment advisers to rely on and use the resources of advisory affiliates, subject to the supervision of the SEC-registered investment adviser

The aggregate advisory and subadvisory fees to be paid by the Fund as a percentage of the Fund’s average daily net assets are 0.50%.

A discussion of the factors considered by the Board of Trustees in approving the Fund’s investment advisory and subadvisory contracts will be included in the Fund’s initial shareholder report covering the period in which the approval occurred.

Advisory and Subadvisory Agreements

The Fund’s advisory agreement with NGAM Advisors provides that the Adviser will furnish or pay the expenses of the Fund for office space, facilities and equipment, services of executive and other personnel of the Trust and certain administrative services. The Adviser may delegate certain administrative services to its affiliates. The Adviser is responsible for obtaining and evaluating such economic, statistical and financial data and information and performing such additional research as is necessary to manage the Fund’s assets in accordance with its investment objectives and policies.

The Fund pays all expenses not borne by the Adviser or Subadviser including, but not limited to, the charges and expenses of custodian and transfer agents, independent registered public accountants and legal counsel for the Fund and the Fund’s Independent Trustees, Rule 12b-1 fees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of their shares under federal and state securities laws, all expenses of shareholders’ and Trustees’ meetings and of preparing, printing and mailing reports to shareholders and the compensation of Trustees who are not directors, officers or employees of the Adviser, Subadviser or their affiliates, other than affiliated registered investment companies. (“RICs”) (see “Description of the Trust”).

The advisory and subadvisory agreements of the Fund provide that each will continue in effect for two years from the date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the Board or by vote of a majority of the outstanding voting securities of the Fund; and (ii) by vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval.

Each of the advisory and subadvisory agreement may be terminated without penalty by vote of the Board of the Trust or by vote of a majority of the outstanding voting securities of the Fund, upon sixty (60) days’ written notice, or by the Fund’s Adviser upon ninety (90) days’ written notice. The advisory agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act). The subadvisory agreement also may be terminated by the Subadviser upon ninety (90) days’ notice and automatically terminates upon termination of the advisory agreement.

Each of the advisory and subadvisory agreement provides that the Adviser or Subadviser shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

NGAM Advisors oversees the portfolio management services provided to the Fund by the Subadviser and provides certain administrative services. Subject to the review of the Board, NGAM Advisors monitors the Subadviser to ensure that the Subadviser is managing the Fund’s assets consistently with the Fund’s investment objective and restrictions and applicable laws and guidelines, including, but not limited to, compliance with the diversification requirements set forth in the 1940 Act and Subchapter M of the Code. In addition, NGAM Advisors also provides the Fund with administrative services which include, among other things, day-to-day administration of matters related to the Fund’s existence, maintenance of its records, preparation of reports and assistance in the preparation of the Fund’s registration statement under federal and state laws. In addition, NGAM Advisors does not determine what investments will be purchased or sold for the Fund.

NGAM Advisors may terminate the subadvisory agreement without shareholder approval. In such case, NGAM Advisors will either enter into an agreement with another subadviser to manage the Fund.

Distribution Agreement and Rule 12b-1 Plan

Distributor ALPS Distributors, Inc. (“ALPS”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor’s principal address is 1290 Broadway, Suite 1100, Denver, Colorado 80203. The Fund has entered into a distribution agreement with the Distributor (the “Distribution Agreement”) under which ALPS, as agent, facilitates, in conjunction with the Fund’s Transfer Agent, orders from Authorized Participants to create and redeem shares in Creation Units and transmits such orders to the Fund’s Custodian. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and a member of the Financial Industry Regulatory Authority (“FINRA”). Under the Distribution Agreement, the Distributor is not obligated to sell a specific number of shares. Shares will be continuously offered for sale by the Fund through the Distributor only in whole Creation Units, as described in the section of this Statement entitled “Creations and Redemptions.” The Distributor does not maintain a secondary market in the Fund’s shares. The Distributor also acts as an agent for the Fund for those activities described within the Distribution Agreement. The Distributor will deliver a prospectus to Authorized Participants purchasing and redeeming Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it to Authorized Participants. The Distributor has no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. No compensation is payable by the Fund to ALPS for such distribution services. However, the Adviser has entered into an agreement with ALPS under which it makes payments to ALPS in consideration for its services under the Distribution Agreement. The payments made by the Adviser to ALPS do not represent an additional expense to the Fund or its shareholders.

The Fund has adopted a Rule 12b-1 plan for its shares which, among other things, permit it to pay the Distributor monthly fees out of its net assets for certain distribution and/or service-related activities. Pursuant to Rule 12b-1 under the 1940 Act, the Plan was approved by the shareholders of the Fund, and (together with the Distribution Agreement) by the Board, including a majority of the Independent Trustees.

The Plan was adopted in order to permit the implementation of the Fund’s method of distribution and to compensate servicing agents. Under the Plan, the Fund may pay the Distributor an amount up to 0.25% of the Fund’s average daily net assets in order for the Distributor to compensate certain financial intermediaries that provide distribution and other services with respect to the Fund. No distribution fees are currently charged to the Fund. There are no plans to impose distribution fees, and no distribution fees will be charged for at least a year from the date of this Statement. The Adviser and its affiliates may pay amounts to third parties, including the Distributor, out of their own revenue or other resources, for distribution and other services on behalf of the Fund. In the event that distribution fees are charged in the future, because the Fund will pay these fees out of assets on an ongoing basis, over time distribution fees may cost you more than other types of sales charges and will increase the cost of your investment in the Fund.

Future payments may be made under the Plan without further shareholder approval. Under the Plan, the Trustees would review quarterly a written report of the costs incurred under the Plan and the purposes for which such costs have been incurred.

Payments to Broker-Dealers and Other Financial Intermediaries

The Adviser, the Subadviser and their affiliates may, out of their own resources, make additional payments to financial intermediaries who sell shares of the Fund. Such payments and compensation are in addition to any fees paid or reimbursed by the Fund. These payments may include: (i) additional compensation with respect to the sale and/or servicing of Fund shares, (ii) payments based upon various factors, as described below, and (iii) financial assistance programs to firms who sell or arrange for the sale of Fund shares including, but not limited to, marketing and sales fees, expenses related to advertising or promotional activity and events, and shareholder recordkeeping, sub-transfer agency or miscellaneous administrative services. The payments to financial intermediaries described in this section and elsewhere in this Statement, which may be significant to the financial intermediaries, may create an incentive for a financial intermediary or its representatives to recommend or sell shares of the Fund or particular share class over other mutual funds or share classes. Additionally, these payments may result in the Fund’s inclusion on a sales list, including a preferred or select sales list, or in other sales programs. Investors should contact their financial representative for details about the payment the financial intermediaries may receive.

OTHER ARRANGEMENTS

Administrative Services NGAM Advisors, 399 Boylston Street, Boston, Massachusetts 02116, performs certain accounting and administrative services for the Fund, pursuant to an Administrative Services Agreement dated January 1, 2005, as amended from time to time (the “Administrative Agreement”). Under the Administrative Agreement, NGAM Advisors provides the following services to the Fund: (i) personnel that perform bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Fund, (ii) services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance, (iii) the various registrations and filings required by various regulatory authorities, and (iv) consultation and legal advice on Fund-related matters.

Custodial Arrangements State Street Bank and Trust Company (“State Street Bank”), One Lincoln Street, Boston, Massachusetts 02111, serves as the custodian for the Fund. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to the Fund. Upon instruction, State Street Bank receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Fund and calculates the total NAV, total net income and NAV per share of the Fund on a daily basis.

Principal Listing Exchange The shares of the Fund are listed for trading on the NYSE Arca, a national securities exchange.

Transfer Agency Services Pursuant to a contract between the Trust, on behalf of the Fund, and State Street Bank (the “Transfer Agent’), whose principal business address is One Lincoln Street, Boston, Massachusetts 02111, State Street Bank acts as shareholder servicing and transfer agent for the Fund and is responsible for services in connection with the establishment, maintenance and recording of shareholder accounts, including all related tax and other reporting requirements and the implementation of investment and redemption arrangements offered in connection with the sale of the Fund’s shares.

Independent Registered Public Accounting Firm The Fund’s independent registered public accounting firm is PricewaterhouseCoopers LLP, located at 101 Seaport Blvd., Boston, Massachusetts 02110. The independent registered public accounting firm assists in the review of federal and state income tax returns, consults with the Fund as to matters of accounting and federal and state income taxation and will conduct an annual audit of the Fund’s financial statements.

Counsel to the Fund Ropes & Gray LLP, located at Prudential Tower, 800 Boylston Street, Boston, Massachusetts 02199, serves as counsel to the Fund.

PORTFOLIO MANAGEMENT INFORMATION

Portfolio Managers’ Management of Other Accounts

The following table provides information on the other accounts managed by each portfolio manager as of June 30, 2016. Mr Caicedo co-manages four accounts with Mr. Just for a total of $1,278 million.

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance
Name of Portfolio Manager	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
Frederic Babu	1	$48 million	0	$0	1	$196 million	0	$0	0	$0	0	$0
Juan-Sebastian Caicedo	0	$0	0	$0	5	$1,278 million	0	$0	0	$0	0	$0
Nicolas Just	0	$0	0	$0	11	$1,1886 million	1	$84 million	0	$0	0	$0
Alexander J. Nary	1	$48 million	0	$0	1	$196 million	0	$0	0	$0	0	$0

Material Conflicts of Interest

Conflicts of interest may arise in the allocation of investment opportunities and the allocation of aggregated orders among the Fund and other accounts managed by a portfolio manager. A portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that pay higher fees, accounts that pay performance-based fees, accounts of affiliated companies and accounts in which the portfolio manager has an interest. Such favorable treatment could lead to more favorable investment opportunities or allocations for some accounts. The Adviser and Subadviser have adopted policies and procedures to mitigate the effects of these conflicts. For more information on how the Subadviser allocates investment opportunities between the Fund and its other clients, see the section “Allocation of Investment Opportunity among the Fund and Other Accounts Managed by the Subadviser” in this Statement. Conflicts of interest also may arise to the extent a portfolio manager short sells a stock in one client account but holds that stock long in other accounts, including the Fund, or sells a stock for some accounts while buying the stock for others, which is discussed in the section “Portfolio Transactions and Brokerage.”

Portfolio Managers’ Compensation

The following describes the structure of, and the method used to determine, the compensation of each of the above-listed portfolio managers as of December 31, 2015.

Natixis AM US. As a subsidiary of NAM, Natixis AM US’s company compensation pool is determined by NAM’s Chief Executive Officer (“CEO”) based on the financial results and the business plan objectives of NAM.

The process of determining base salaries and incentive compensation, as well as all other aspects of compensation for the portfolio managers, is decided upon by NAM’s Compensation Committee, which is composed of NAM’s Chairperson of the Board, NAM’s CEO and NAM’s Vice President of Human Resources. Compensations are determined using survey data (e.g., McLagan and Towers Watson) and inputs from Committee members related to the economics of Natixis AM US and to the quality of the performances delivered by portfolio managers.

At the end of the process, the allocation of variable remuneration is validated firstly by NAM’s Compensation Committee, and then by the NGAM and Natixis Compensation Committees. This process ensures internal equity and consistency with market practices.

NAM’s global salary policy is intended to encourage staff loyalty and performance, by rewarding individual and collective performance in an unbiased manner. Investment professionals are compensated through both base salary and variable compensation.

Portfolio manager compensation is made up primarily of three main components: base salary, variable compensation (bonus) and for some of them a long-term incentive program.

Base salary is re-evaluated annually and applies the firm’s salary grid as well as industry compensation data. Base salary is a fixed amount based on a combination of factors, including industry experience, firm experience, job performance and market considerations.

Variable compensation is distributed in the form of bonuses awarded to portfolio managers which allocation is based upon quantitative (collective and individual) as well as qualitative criteria.

For Natixis AM US employees, variable compensation will be an incentive-based component and may generally represent a significant multiple of base salary. As in Paris, variable compensation will be based on four factors: investment performance, profit growth of the firm, profit growth of the manager’s business unit and team commitment. Investment performance is the primary component of total variable compensation and generally represents at least 50% of the total for portfolio managers. The other three factors are used to determine the remainder of variable compensation, subject to the discretion of Natixis AM US’s Chief Investment Officer (“CIO”) and senior management of Natixis AM US. The CIO and senior management evaluate these other factors annually.

Selected quantitative criteria are the information ratio to measure the risk-adjusted return of a portfolio and the peer group constructed by Morningstar, expressed in decile over 1-year and 3-year periods. These two criteria are evaluated for 50% over a 1-year period, and for 50% over a 3-year period. Qualitative criteria are defined annually. They aim to assess the implication and the transverse contribution of each team to the global performance of the management department. Relative value of quantitative and qualitative criteria is adapted to each investment team to reflect the relative weight of collective management vs. dedicated management, or to take into account some specificities of the investment approach.

Lastly, collective performance criteria serve to allocate individual variable remuneration.

A long term incentive plan (“LTIP”) is awarded to key people, (i.e., those whose yearly performance and contribution to NAM’s results are high and is due to the key person over a three-year period of time). In addition, agreements on profit sharing and staff participation allow for up to 14% of the global payroll to be distributed.

For portfolio managers the range of bonus is 0 – 50%. The range is 0 – 75% for experienced investment team leaders (i.e., team leaders with at least ten years of experience) that are managers in charge of a business line. In 2013, at NAM Paris, on average, total variable compensation (bonus and LTIP) accounted for 30% of the portfolio manager compensation.

Alignment of interests is ensured through the firm-wide compensation pool, which is itself dependent upon the firm’s net profits before taxes. Compensation is allocated on a team-by-team basis and is directly linked to performance. The evaluation of performance is based on both a 1-year and 3-year horizon to best align interests between portfolio managers and shareholders.

On an annual basis, Human Resources and managers carry out a personnel assessment program with a view to identifying key individuals. Special attention is paid to the compensation of key individuals with the objective of ensuring that annual compensation is aligned to best market practices utilizing the median market salary and relying on both Towers and McLagan data. If justified, there is the possibility of offering employees access to the LTIP. Eligibility to the LTIP strongly increases the likelihood of ensuring effective employee retention over a 3-year horizon.

Portfolio Managers’ Ownership of Fund Shares

The Fund is newly formed and, as of the date of this Statement, none of the portfolio managers owned any shares of the Fund.

There are various reasons why a portfolio manager may not own shares of the Fund in the future. One reason is that the Fund’s investment objective and strategies may not match those of the portfolio manager’s personal investment objective. Also, the portfolio manager may invest in other funds or pooled investment vehicles or separate accounts managed by the portfolio manager in a similar style to the Fund. Administrative reasons (such as facilitating compliance with an adviser’s code of ethics) also may explain why a portfolio manager has chosen not to invest in the Fund.

Allocation of Investment Opportunities among the Fund and Other Accounts Managed by the Subadviser

Certain of the Fund’s portfolio managers may encounter situations in which they must determine how to allocate investment opportunities among various clients and other persons. The Subadviser has written policies and procedures relating to the allocation of investment opportunities. These policies and procedures address the potential conflicts of interest that may arise as the portfolio managers allocate investment opportunities among the Fund and other clients. In allocating investment opportunities to client accounts, the Subadviser first determines which of its clients will participate in such opportunity. The Subadviser assesses whether an investment opportunity is appropriate for a particular client based on the client’s investment objectives, strategies and risk tolerance. Prior to allocating any investment opportunity to a client account, the Subadviser determines what additional factors may restrict or limit the offering of an investment opportunity to the client. The Subadviser then will, in its discretion, decide how to allocate such investment opportunity among the identified clients. To the extent a particular investment is suitable for multiple client accounts of the Subadviser, such investment will be allocated among such client accounts in a manner that is fair and equitable over time under the circumstances to all clients. The Subadviser’s exercise of its discretion in allocating investment opportunities with respect to a particular investment among such clients in this manner may not, and often will not, result in proportional allocations among such clients, and such allocations may be more or less advantageous to some clients relative to other clients.

In exercising its discretion to allocate investment opportunities and fees and expenses, the Subadviser may be faced with a variety of potential conflicts of interest. It is the Subadviser’s policy not to favor or disfavor, consistently or consciously, any client account or class of client accounts in relation to any other client accounts. Further, the Subadviser will not allocate investment opportunities based, in whole or in part, on the relative fee structure or amount of fees paid by any client or the profitability of any client. In addition, principal executive officers and other personnel of the Subadviser may invest indirectly in and may be permitted to invest directly in clients and may therefore participate indirectly in investments made by the clients in which such personnel may invest. Such interests will vary among clients. The existence of these varying circumstances may present conflicts of interest in determining how much, if any, of certain investment opportunities to offer to a client.

PORTFOLIO TRANSACTIONS AND BROKERAGE

In placing orders for the purchase and sale of equity securities, the Subadviser selects only broker-dealers that it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates that, when combined with the quality of the foregoing services, will produce the best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission, if any, will be paid. However, the commissions charged are believed to be competitive with generally prevailing rates. The Subadviser will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions, if any, paid on transactions by reference to such data. In making such evaluation, factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account. The Subadviser may place orders for the Fund which, combined with orders for the Subadviser’s other clients, may impact the price of the relevant security. This could cause the Fund to obtain a worse price on the transaction than would otherwise be the case if the orders were placed in smaller amounts or spread out over a longer period of time.

Subject to the overriding objective of obtaining the best possible execution of orders, the Subadviser may allocate brokerage transactions to affiliated broker-dealers. Any such transactions will comply with Rule 17e-1 under the 1940 Act. In order for the affiliated broker-dealers to effect portfolio transactions for the Fund, the commissions, fees or other remuneration received by the affiliated broker-dealers must be reasonable and fair compared to the commissions, fees and other remuneration paid to other broker-dealers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period. Furthermore, the Board, including a majority of the Independent Trustees, has adopted procedures that are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker-dealer are consistent with the foregoing standard.

Transactions on stock exchanges involve the payment of negotiated brokerage commissions. In the case of securities traded in the OTC market, there is generally no stated commission but the price usually includes an undisclosed commission or mark-up.

Natixis AM US

Natixis AM US has a Best Execution Committee that meets generally on a quarterly basis to evaluate systematically the execution performance of broker-dealers used. For products where price is the same between different broker-dealers, the analysis will be mainly qualitative. For products where price is a major determinant, a regular audit of whether the best price was actually chosen will be performed on a regular basis.

General

Subject to procedures adopted by the Board, the Fund’s brokerage transactions may be executed by broker-dealers that are affiliated with Natixis US, the Adviser or the Subadviser. Any such transactions will comply with Rule 17e-1 under the 1940 Act, or other applicable restrictions as permitted by the SEC pursuant to exemptive relief or otherwise.

Under the 1940 Act, persons affiliated with the Fund are prohibited from dealing with the Trust’s funds as a principal in the purchase and sale of securities. Since transactions in the OTC market usually involve transactions with dealers acting as principals for their own accounts, affiliated persons of the Fund may not serve as the Fund’s dealer in connection with such transactions.

To the extent permitted by applicable law, and in all instances subject to the foregoing policy of best execution, the Subadviser may allocate brokerage transactions to broker-dealers (including affiliates of the Distributor) that have entered into arrangements in which the broker-dealer allocates a portion of the commissions paid by the Fund toward the reduction of the Fund’s expenses.

It is expected that the portfolio transactions in fixed-income securities generally will be with issuers or dealers on a net basis without a stated commission. Securities firms may receive brokerage commissions on transactions involving options, futures and options on futures and the purchase and sale of underlying securities upon exercise of options. The brokerage commissions associated with buying and selling options may be proportionately higher than those associated with general securities transactions.

DESCRIPTION OF THE TRUST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of each series. Each share of the Fund represents an equal proportionate interest in the Fund with each other share of the Fund and is entitled to a proportionate interest in the dividends and distributions from the Fund. The Declaration of Trust further permits the Board to divide the shares of each series into any number of separate classes, each having such rights and preferences relative to other classes of the same series as the Board may determine. When you invest in the Fund, you acquire freely transferable shares of beneficial interest that entitle you to receive dividends as determined by the Board and to cast a vote for each share you own at shareholder meetings. The shares of the Fund do not have any preemptive rights. Upon termination of the Fund, whether pursuant to liquidation of a Trust or otherwise, shareholders of the Fund are entitled to share pro rata in the net assets attributable to that class of shares of the Fund available for distribution to shareholders. The Declaration of Trust also permits the Board to charge shareholders directly for custodial, transfer agency and servicing expenses.

The assets received by the class of the Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of the creditors, are allocated to, and constitute the underlying assets of, that class of the Fund. The underlying assets of the class of the Fund are segregated and are charged with the expenses with respect to that class of the Fund and with a share of the general expenses of the Fund and Trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular class of the Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. While the expenses of the Trust are allocated to the separate books of account of each series of the Trust, certain expenses may be legally chargeable against the assets of all of the series in the Trust.

The Declaration of Trust also permits the Board, without shareholder approval, to subdivide the Fund or series or class of shares into various sub-series or sub-classes with such dividend preferences and other rights as the Trustees may designate. The Board may also, without shareholder approval, establish one or more additional series or classes or, with shareholder approval, merge two or more existing series or classes. Shareholders’ investments in such an additional or merged series would be evidenced by a separate series of shares (i.e., a new “fund”).

The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or the Fund, however, may be terminated at any time by vote of at least two-thirds of each series of the Trust entitled to vote. In addition, the Fund may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Fund. Similarly, any class within the Fund may be terminated by vote of at least two-thirds of the outstanding shares of such class. The Declaration of Trust further provides that the Board may also, without shareholder approval, terminate the Trust or Fund upon written notice to its shareholders by vote or written consent of a majority of Trustees.

VOTING RIGHTS

Shareholders of the Fund are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided therein) on the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

Shareholders of the Trust have identical voting rights to each other. On any matters submitted to a vote of shareholders, all shares of the Trust then entitled to vote shall, except as otherwise provided in the Trust’s by-laws, be voted in the aggregate without regard to series of shares, except (i) when required by the 1940 Act, or when the Trustees shall have determined that the matter affects one or more series materially differently, shares shall be voted by individual series and (ii) when the matter affects only the interest of one or more series, only shareholders of such series shall be entitled to vote thereon. Consistent with the current position of the SEC, shareholders of all series vote together, irrespective of series, on the election of Trustees and the selection of the Trust’s independent registered public accounting firm, but shareholders of each series vote separately on most other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory agreement relating to that series.

There will normally be no meetings of shareholders for the purpose of electing Trustees except that, in accordance with the 1940 Act, (i) the Trust will hold a shareholders’ meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if there is a vacancy on a Board, such vacancy may be filled only by a vote of the shareholders unless, after filling such vacancy by other means, at least two-thirds of the Trustees holding office shall have been elected by the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust’s custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose.

Upon written request by a minimum of ten holders of shares having held their shares for a minimum of six (6) months and having an NAV of at least $25,000 or constituting at least 1% of the outstanding shares, whichever is less, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Shareholder voting rights are not cumulative.

The affirmative vote of a majority of shares of the Trust voted (assuming a quorum is present in person or by proxy) is required to amend a Declaration of Trust if such amendment (i) affects the power of shareholders to vote, (ii) amends the section of the Declaration of Trust governing amendments, (iii) is one for which a vote is required by law or by the Trust’s registration statement, or (iv) is submitted to the shareholders by the Trustees. If one or more new series of the Trust is established and designated by the Trustees, the shareholders having beneficial interests in the funds shall not be entitled to vote on matters exclusively affecting such new series, such matters including, without limitation, the adoption of or any change in the investment objectives, policies or restrictions of the new series and the approval of the investment advisory contracts of the new series. Similarly, the shareholders of the new series shall not be entitled to vote on any such matters as they affect the other funds.

SHAREHOLDER AND TRUSTEE LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of the Fund’s property for all loss and expense of any shareholder held personally liable for the obligations of the Fund by reason of owning shares of such Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.

The Declaration of Trust further provides that the Board will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The by-laws of the Trust provide for indemnification by the Board of Trustees and officers of the Trust, except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his or her action was in the best interests of the Trust. Such persons may not be indemnified against any liability to the Trust or the Trust’s shareholders to whom he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Trust offers only its own fund’s shares for sale, but it is possible that the Trust might become liable for any misstatements in a prospectus that relate to another Trust.

CREATIONS AND REDEMPTIONS

The Fund issues and sells shares of the Fund only in Creation Units of 50,000 shares on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form as described in the Authorized Participant Agreement (as defined below), on any Business Day (as defined below).

A “Business Day” with respect to the Fund is each day the Fund is open, including any day that the Fund is required to be open under Section 22(e) of the 1940 Act, which excludes weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Orders from large institutional investors who have entered into agreements with the Fund’s Distributor (i.e., the “Authorized Participants”), and accepted by the Transfer Agent, to create or redeem Creation Units will only be accepted on a Business Day. As noted below, on certain Business Days, underlying markets in which the Fund invests will be closed. On those days, the Fund may be unable to purchase or sell securities in such markets.

The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the NYSE Arca is stopped at a time other than its regularly scheduled closing time. The Fund reserves the right to reprocess creation and redemption transactions that were initially processed at a NAV other than a Fund’s official closing NAV (as the same may be subsequently adjusted), and to recover amounts from (or distribute amounts to) Authorized Participants based on the official closing NAV.

Fund Deposit

The consideration for purchase of Creation Units generally consists of Deposit Securities and the Cash Component, which will generally correspond pro rata, to the extent practicable, to the Fund securities, or, as permitted by the Fund, the Cash Deposit. Together, the Deposit Securities and the Cash Component or, alternatively, the Cash Deposit, constitutes the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The portfolio of securities required may, in certain limited circumstances, be different than the portfolio of securities the Fund will deliver upon redemption of Fund shares.

The function of the Cash Component is to compensate for any differences between the NAV per Creation Unit and the Deposit Amount (as defined below). The Cash Component would be an amount equal to the difference between the NAV of the shares (per Creation Unit) and the “Deposit Amount,” which is an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (the NAV per Creation Unit exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (the NAV per Creation Unit is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, which shall be the sole responsibility of the Authorized Participant. The Cash Component may also include a “Dividend Equivalent Payment,” which enables the Fund to make a complete distribution of dividends on the next dividend payment date, and is an amount equal, on a per Creation Unit basis, to the dividends on all the securities held by the Fund with ex-dividend dates within the accumulation period for such distribution (the “Accumulation Period”), net of expenses and liabilities for such period, as if all of the securities had been held by the Fund for the entire Accumulation Period. The Accumulation Period begins on the ex-dividend date for the Fund and ends on the next ex-dividend date.

State Street Bank, the Fund’s transfer agent and custodian, through the NSCC, makes available on each Business Day, prior to the opening of business (subject to amendments) on the NYSE Arca (currently 9:30 a.m., Eastern time), the identity and the required number of each Deposit Security and the amount of the Cash Component to be included in the current Fund Deposit (based on information at the end of the previous Business Day).

The Deposit Securities and Cash Component are subject to any adjustments, as described below, in order to effect purchases of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities and Cash Component is made available.

The identity and amount of the Deposit Securities and Cash Component (or Cash Deposit) changes pursuant to the changes in the composition of the Fund’s portfolio and as rebalancing adjustments are reflected from time to time by the Subadviser with a view to the investment objective of the Fund.

The Fund may also permit the substitution of an amount of cash (a “cash-in-lieu” amount) to replace any Deposit Security of the Fund that is a non-deliverable instrument. The amount of cash contributed will be equivalent to the price of the instrument listed as a Deposit Security. The Fund reserves the right to permit the substitution of a “cash in-lieu” amount to be added to replace any Deposit Security that may not be available in sufficient quantity for delivery, that may not be eligible for trading by a Participating Party (defined below), that may not be permitted to be re-registered in the name of the Fund as a result of an in-kind creation order pursuant to local law or market convention, or that may not be eligible for transfer through the systems of the Depository Trust Company (“DTC”) or the Clearing Process (as discussed below), or the Federal Reserve System for U.S. Treasury securities. The Fund also reserves the right to permit a “cash-in-lieu” amount where the delivery of Deposit Securities by the Authorized Participant (as described below) would be restricted under the securities laws or where the delivery of Deposit Securities from an investor to the Authorized Participant would result in the disposition of Deposit Securities by the Authorized Participant becoming restricted under the securities laws, and in certain other situations at the discretion of the Fund.

Except in the limited circumstances described above, Deposit Securities will correspond pro rata to the positions in the Fund’s portfolio. “Cash-in-lieu” amounts will not be used in the creation and redemption process unless the use is consistent with the types of transactions specifically described in the Fund’s exemptive application.

Procedures for Creating Creation Units

To be eligible to place orders with the Distributor and to create a Creation Unit of the Fund, an entity must be: (i) a “Participating Party,” i.e. a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a participant of DTC (“DTC Participant”) and must have executed an Authorized Participant agreement with the Distributor, and accepted by the Transfer Agent, with respect to creations and redemptions of Creation Units (“Authorized Participant Agreement”) (discussed below). A Participating Party or DTC Participant who has executed an Authorized Participant Agreement is referred to as an “Authorized Participant.” All shares of the Fund, however created, will be entered on the records of DTC in the name of its nominee for the account of a DTC Participant.

Except as described below, and in all cases subject to the terms of the applicable Authorized Participant Agreement and any creation and redemption procedures adopted by the Fund and provided to all Authorized Participants, to initiate a creation order for a Creation Unit, an Authorized Participant must submit an irrevocable order to purchase shares in proper form to the Transfer Agent no later than 5:00 p.m., Eastern Time on any Business Day (the Fund’s “Regular Creation Window”) for creation of Creation Units to be effected based on the NAV of shares of the Fund on the following Business Day. Notwithstanding the foregoing, the Adviser, acting at its discretion and in the best interest of the Fund, may on certain Business Days cause the Fund to accept additional creation orders for Creation Units based on that Business Day’s NAV during a pre-determined trading window (“Supplemental Creation Window”) that has been communicated to all Authorized Participants prior to the close of the Fund’s Regular Creation Window. If the Fund determines to accept additional creation orders during a Supplemental Creation Window, the Deposit Securities and the Cash Component for that Supplemental Creation Window will be identical to the Deposit Securities and Cash Component published in connection with the Fund’s Regular Creation Window and identical for all Authorized Participants on such Business Day. The date on which an order to create Creation Units (or an order to redeem Creation Units, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant via the electronic order entry system, by telephone or other transmission method acceptable to the Transfer Agent and the Distributor pursuant to procedures set forth in the Authorized Participant Agreement. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

All investor orders to create Creation Units shall be placed with an Authorized Participant in the form required by such Authorized Participant. In addition, an Authorized Participant may request that an investor make certain representations or enter into agreements with respect to an order (to provide for payments of cash). Investors should be aware that their particular broker-dealer may not have executed an Authorized Participant Agreement and, therefore, orders to create Creation Units of the Fund will have to be placed by the investor’s broker-dealer through an Authorized Participant. In such cases, there may be additional charges to such investor.

Creation Units may be created in advance of the receipt by the Fund of all or a portion of the Fund Deposit. In such cases, the Authorized Participant will remain liable for the full deposit of the missing portion(s) of the Fund Deposit and will be required to post collateral with the Fund consisting of cash up to 115% of the marked-to-market value of such missing portion(s). The Fund may use such collateral to buy the missing portion(s) of the Fund Deposit at any time and will subject such Authorized Participant to liability for any shortfall between the cost to the Fund of purchasing such securities and the value of such collateral. The Fund will have no liability for any such shortfall. The Fund will return any unused portion of the collateral to the Authorized Participant once the entire Fund Deposit has been properly received by the Custodian and deposited into the Fund.

Orders for Creation Units that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker-dealer or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Orders to create Creation Units of the Fund may be placed through the Clearing Process utilizing procedures applicable for domestic securities (see “Placement of Creation Orders Using the Clearing Process”) or outside the Clearing Process utilizing the procedures applicable for foreign securities (see “Placement of Creation Orders Outside the Clearing Process”). In the event that the Fund includes both domestic and foreign securities, the time for submitting orders as stated in the “Placement of Creation Orders Outside the Clearing Process” section below shall operate.

Placement of Creation Orders Using the Clearing Process

Fund Deposits created through the Clearing Process, if available, must be delivered through a Participating Party that has executed an Authorized Participant Agreement.

The Authorized Participant Agreement authorizes the Custodian to transmit to NSCC on behalf of the Participating Party such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions from the Custodian to NSCC, the Participating Party agrees to transfer the requisite Deposit Securities (or contracts to purchase such Deposit Securities that are expected to be delivered in a “regular way” manner by the third (3rd) Business Day) and the Cash Component to the Fund, together with such additional information as may be required by the Transfer Agent and the Distributor as set forth in the Authorized Participant Agreement. An order to create Creation Units of the Funds through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the close of the Regular Creation Window (or the Supplemental Creation Window, if any) on such Transmittal Date and (ii) all other procedures set forth in the Authorized Participant Agreement are properly followed. All orders are subject to acceptance by the Distributor in accordance with the procedures set forth in the Authorized Participant Agreement.

Placement of Creation Orders Outside the Clearing Process

The Distributor will inform the Transfer Agent, the Adviser, the Subadviser and the Custodian upon receipt of a Creation Order. The Custodian will then provide such information to the appropriate sub-custodian. For each Fund, the Custodian will cause the sub-custodian of such Fund to maintain an account into which the Deposit Securities (or the cash value of all or part of such securities, in the case of a permitted or required cash purchase or “cash-in-lieu” amount) will be delivered. Deposit Securities must be delivered to an account maintained at the applicable local custodian. The Fund must also receive, on or before the contractual settlement date, immediately available or same day funds estimated by the Custodian to be sufficient to pay the Cash Component next determined after receipt in proper form of the purchase order, together with the creation transaction fee described below.

Once the Transfer Agent has accepted a creation order, the Transfer Agent will confirm the issuance of a Creation Unit of the Fund against receipt of payment, at such NAV as will have been calculated after receipt in proper form of such order. The Transfer Agent will then transmit a confirmation of acceptance of such order.

Creation Units will not be issued until the transfer of good title to the Fund of the Deposit Securities and the payment of the Cash Component have been completed. When the sub-custodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant sub-custodian, the Distributor, the Subadviser and the Adviser will be notified of such delivery and the Transfer Agent will issue and cause the delivery of the Creation Units.

Acceptance of Creation Orders

The Fund and the Distributor reserve the absolute right to reject or revoke acceptance of a creation order transmitted to it in respect to the Fund, for example if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of such Fund; (iii) acceptance of the Fund Deposit would have certain adverse tax consequences to such Fund; (iv) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (v) acceptance of the Fund Deposit would otherwise, in the discretion of the Fund, the Subadviser or the Adviser, have an adverse effect on the Fund or the rights of beneficial owners of such Fund; or (vi) in the event that circumstances outside the control of the Fund, the Transfer Agent, the Distributor, the Subadviser or the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, facsimile and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Fund, the Subadviser, the Adviser, the Distributor, DTC, the Clearing Process, Federal Reserve, the Transfer Agent or any other participant in the creation process, and other extraordinary events. The Distributor shall notify the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Fund, Transfer Agent, and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered and the amount and form of the Cash Component, as applicable, shall be determined by the Fund, and the Fund’s determination shall be final and binding.

Creation Transaction Fee

A fixed creation transaction fee of $1250, payable to the Custodian is imposed on each creation transaction regardless of the number of Creation Units purchased in the transaction. In the case of cash creations or where the Fund permits a creator to substitute cash in lieu of depositing a Fund portion of the Deposit Securities, the creator may be assessed an additional variable charge of up to 3% of the value of a Creation Unit to compensate the Fund for the costs associated with purchasing the applicable securities (see “Fund Deposit”) section above. As a result, in order to seek to replicate the in-kind creation order process, the Fund expects to purchase, in the secondary market or otherwise gain exposure to, the portfolio securities that could have been delivered as a result of an in-kind creation order pursuant to local law or market convention, or for other reasons (“Market Purchases”). In such cases where the Fund makes Market Purchases, the Authorized Participant will reimburse the Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Fund and the cash in lieu amount (which amount, at the Advisor’s discretion, may be capped), applicable registration fees, brokerage commissions and certain taxes. The Advisor may adjust the transaction fee to the extent the composition of the creation securities changes or cash in lieu is added to the Cash Component to protect ongoing shareholders. Creators of Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Fund.

Redemption of Creation Units

Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form on a Business Day and only through a Participating Party or DTC Participant who has executed an Authorized Participant Agreement. The Fund will not redeem shares in amounts less than Creation Units (except each Fund may redeem shares in amounts less than a Creation Unit in the event the Fund is being liquidated). Beneficial owners must accumulate enough shares in the secondary market to constitute a Creation Unit in order to have such shares redeemed by the Fund. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Authorized Participants should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit. All redemptions are subject to the procedures contained in the applicable Authorized Participant Agreement.

With respect to the Fund, State Street, through the NSCC, makes available immediately prior to the opening of business on the NYSE Arca (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund’s securities and/or an amount of cash that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. All orders are subject to acceptance by the Transfer Agent and the Distributor. The Fund’s securities received on redemption will generally correspond pro rata, to the positions in the Fund’s portfolio. The Fund’s securities received on redemption (“Fund Securities”) will generally be identical to Deposit Securities that are applicable to creations of Creation Units.

Except as described below, and in all cases subject to the terms of the applicable Authorized Participant Agreement and any creation and redemption procedures adopted by the Fund and provided to all Authorized Participants, to initiate a redemption order for a Creation Unit, an Authorized Participant must submit an irrevocable order to redeem shares in proper form to the Transfer Agent no later than 5:00 p.m., Eastern Time on any Business Day (the Fund’s “Regular Redemption Window”) for redemption of Creation Units to be effected based on the NAV of shares of the Fund on the following Business Day. Notwithstanding the foregoing, the Adviser, acting at its discretion and in the best interest of the Fund, may on certain Business Days cause the Fund to accept additional redemption orders for Creation Units based on that Business Day’s NAV during a pre-determined trading window (“Supplemental Redemption Window”) that has been communicated to all Authorized Participants prior to the close of the Fund’s Regular Redemption Window. If the Fund determines to accept additional redemption orders during a Supplemental Redemption Window, the Fund Securities and the Cash Component for that Supplemental Redemption Window will be identical to the Fund Securities and Cash Component published in connection with the Fund’s Regular Redemption Window and identical for all Authorized Participants on such Business Day. On any Business Day where there is a Supplemental Creation Window there will also be a Supplemental Redemption Window.

Orders must be transmitted by an Authorized Participant via the electronic order entry system, by telephone or other transmission method acceptable to the Transfer Agent and the Distributor pursuant to procedures set forth in the Authorized Participant Agreement. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

Unless cash only redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit will generally consist of Fund Securities – as announced on the Business Day of the request for a redemption order received in proper form – plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities, less the redemption transaction fee and variable fees described below. Notwithstanding the foregoing, the Fund may substitute a “cash-in-lieu” amount to replace any Fund Security in certain limited circumstances. “Cash-in-lieu” amounts will not be used in the redemption process unless the use is consistent with the types of transactions specifically described in the Fund’s exemptive application. The amount of cash paid out in such cases will be equivalent to the value of the instrument listed as the Fund Security. In the event that the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the difference will be included in the Cash Component required to be delivered by an Authorized Participant.

Redemptions of shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws, and the Fund reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant, or a beneficial owner of shares for which it is acting, subject to a legal restriction with respect to a particular security included in the redemption of a Creation Unit may be paid an equivalent amount of cash. This would specifically prohibit delivery of Fund Securities that are not registered in reliance upon Rule 144A under the 1933 Act to a redeeming beneficial owner of shares that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act. The Authorized Participant may request the redeeming beneficial owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

The right of redemption may be suspended or the date of payment postponed with respect to the Fund: (i) for any period during which the NYSE Arca is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE Arca is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal by the Fund of securities it owns or determination of the Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC.

If the Fund determines, based on information available to the Fund when a redemption request is submitted by an Authorized Participant, that (i) the short interest of the Fund in the marketplace is greater than or equal to 100% and (ii) the orders in the aggregate from all Authorized Participants redeeming fund shares on a Business Day represent 25% or more of the outstanding shares of the Fund, such Authorized Participant will be required to verify to the Fund the accuracy of its representations that are deemed to have been made by submitting a request for redemption.

If, after receiving notice of the verification requirement, the Authorized Participant does not verify, with respect to any portion of the shares of the Fund requested to be redeemed, the accuracy of the Authorized Participant’s representations that are deemed to have been made by submitting a redemption request, the Fund reserves the right to reject that portion of the redemption request.

The Fund generally intends to effect deliveries of portfolio securities within three business days (i.e., days on which the NYSE is open) of receipt of a redemption request. The ability of the Fund to effect in-kind redemptions within three business days of receipt of a redemption request is subject, among other things, to the condition that, within the time period from the date of the request to the date of delivery of the securities, there are no days that are local market holidays on the relevant business days. For every occurrence of one or more intervening holidays in the local market that are not holidays observed in the United States, the redemption settlement cycle may be extended by the number of such intervening local holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Fund from delivering securities within three business days.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with local market holiday schedules, may require a delivery process longer than the standard settlement period. In certain circumstances during the calendar year, the settlement period may be greater than seven calendar days. Such periods are listed in the table below, as are instances where more than seven days will be needed to deliver redemption proceeds. Since certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year may exceed the maximum number of days listed in the table below. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future and longer (worse) redemption periods are possible.

Listed below are the dates in calendar year 2016 (the only year for which holidays are known at the time of this SAI filing) in which the regular holidays in non-U.S. markets may impact Fund settlement. This list is based on information available to the Fund. The list may not be accurate or complete and is subject to change.

Austria				Australia
January 1	May 5	October 26	December 30	January 1	March 29	June 14	November 1
January 6	May 16	November 1		January 26	April 12	August 1	November 2
March 25	May 26	December 8		March 7	April 25	August 10	December 23
March 28	August 15	December 26		March 8	May 2	August 17	December 26
				March 14	May 16	September 26	December 27
				March 25	June 6	September 30	December 28
				March 28	June 13	October 3	December 30

Belgium				Canada
January 1	May 6	August 15	December 26	January 1	March 25	August 1	December 26
March 25	May 16	September 27		January 4	May 23	September 5	December 27
March 28	July 11	November 1		February 8	June 24	October 10
May 5	July 21	November 11		February 15	July 1	November 11

Denmark				Finland
January 1	March 28	May 6		January 1	March 25	June 24
March 24	April 22	May 16		January 6	March 28	December 6
March 25	May 5	December 26		March 24	May 5	December 26

France				Germany
January 1	May 16	July 15	November 11	January 1	March 28	August 15	December 30
March 25	May 20	August 15	December 26	January 6	May 5	October 3
March 28	May 31	October 31		February 8	May 16	November 1
May 5	July 14	November 1		March 25	May 26	December 26

Hong Kong				Ireland
January 1	March 25	June 9	December 26	January 1	May 2	December 23	December 30
February 8	March 28	July 1	December 27	March 17	June 6	December 26
February 9	April 4	September 16		March 25	August 1	December 27
February 10	May 2	October 10		March 28	October 31	December 28

Israel				Italy
March 24	May 11	October 4	October 20	January 1	March 28	June 29	December 8
April 24	May 12	October 11	October 23	January 6	April 25	August 15	December 26
April 25	May 13	October 12	October 24	March 25	June 2	November 1
April 26	June 12	October 16	December 25
April 27	August 14	October 17
April 28	October 2	October 18
April 29	October 3	October 19

The Israeli market is closed every Friday.

Japan				Luxembourg
January 1	April 29	July 18	October 10	January 1	May 5	August 15
January 11	May 3	August 11	November 3	March 25	May 16	November 1
February 11	May 4	September 19	November 23	March 28	June 23	December 26
March 21	May 5	September 22	December 23

The Netherlands				New Zealand
January 1	March 28	May 5	May 16	January 1	February 8	April 25	December 26
March 25	April 27	May 12	December 26	January 4	March 24	June 6	December 27
				January 25	March 25	October 24	December 30
				February 1	March 28	December 23

Norway				Portugal
January 1	March 25	May 16		January 1	April 25	August 15	December 8
March 23	March 28	May 17		February 9	May 26	October 5	December 26
March 24	May 5	December 26		March 25	June 10	November 1
				March 28	June 13	December 1

Singapore				Spain
January 1	May 2	July 7	October 29	January 1	April 8	July 25	November 1
February 8	May 21	August 9	October 31	January 6	April 12	August 15	November 9
February 9	May 23	September 12	December 26	March 24	May 2	August 16	December 6
March 25	July 6	September 13		March 25	May 3	September 9	December 8
				March 28	May 26	October 12	December 26

Sweden				Switzerland
January 1	March 25	May 13	November 4	January 1	May 5	August 1	December 8
January 5	March 28	June 6	December 23	January 6	May 16	August 15	December 26
January 6	May 4	June 23	December 26	March 25	May 26	September 8
March 24	May 5	June 24	December 30	March 28	June 29	November 1

The United Kingdom				The United States Bond Market
January 1	May 2	December 23	December 30	January 1	May 29*	November 11	December 26
March 25	May 30	December 26		January 18	May 30	November 24	December 31*
March 28	August 29	December 27		February 15	July 4	November 25*
				March 24*	September 5	December 24*
				March 25	October 10	December 25
* The U.S. bond market has recommended early close.

Redemptions. The longest redemption cycle for a Fund is a function of the longest redemption cycle among the countries and regions whose securities comprise the Fund. In the calendar year 2016 (the only year for which holidays are known at the time of this SAI filing), the dates of regular holidays affecting the following securities markets present the worst-case redemption cycles* for a Fund as follows:

Country	Trade Date	Settlement Date	Number of Days to Settle
Australia	03/22/16	03/30/16	8
	12/20/16	12/29/16	9
	12/21/16	01/02/17	12
	12/22/16	01/03/17	12
	06/30/16	07/12/16	12
	07/01/16	07/13/16	12

	Ireland	12/21/16	12/29/16	8	Redemption Transaction
		12/22/16	01/02/17	11
Fee

	Israel	04/20/16	05/01/16	11
		04/21/16	05/02/16	11
		10/10/16	10/25/16	15
		10/13/16	10/26/16	13

	Japan	04/27/16	05/06/16	9
		04/28/16	05/09/16	11
		05/02/16	05/10/16	8

	New Zealand	03/21/16	03/29/16	8
		03/22/16	03/30/16	8
		03/23/16	03/31/16	8
		12/20/16	12/28/16	8
		12/21/16	12/29/16	8
		12/22/16	01/02/17	11

	Norway	03/21/16	03/29/16	8
		03/22/16	03/30/16	8

*	These worst-case redemption cycles are based on information regarding regular holidays, which may be out of date. Based on changes in holidays, longer (worse) redemption cycles are possible.

The basic redemption transaction fee of $1250 is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. An additional variable charge for cash redemptions or partial cash redemptions (when cash redemptions are permitted or required for the Fund) may also be imposed to compensate each applicable Fund for the costs associated with selling the applicable securities. As a result, in order to seek to replicate the in-kind redemption order process, the Fund expects to sell, in the secondary market, the portfolio securities or settle any financial instruments that may not be permitted to be re-registered in the name of the Participating Party as a result of an in-kind redemption order pursuant to local law or market convention, or for other reasons (“Market Sales”). In such cases where the Fund makes Market Sales, the Authorized Participant will reimburse the Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were sold or settled by the Fund and the cash in lieu amount (which amount, at the Adviser’s discretion, may be capped), applicable registration fees, brokerage commissions and certain taxes (“Transaction Costs”). The Adviser may adjust the transaction fee to the extent the composition of the redemption securities changes or cash in lieu is added to the Cash Component to protect ongoing shareholders. In no event will fees charged by the Fund in connection with a redemption exceed 2% of the value of each Creation Unit. Investors who use the services of a broker-dealer or other such intermediary may be charged a fee for such services. To the extent the Fund cannot recoup the amount of Transaction Costs incurred in connection with a redemption from the redeeming shareholder because of the 2% cap or otherwise, those Transaction Costs will be borne by the Fund’s remaining shareholders and negatively affect the Fund’s performance.

Placement of Redemption Orders Using the Clearing Process

Orders to redeem Creation Units of the Fund through the Clearing Process, if available, must be delivered through a Participating Party that has executed the Authorized Participant Agreement. An order to redeem Creation Units of the Fund using the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Transfer Agent not later than the close of the Regular Creation Window (or the Supplemental Redemption Window, if any) on such Transmittal Date; and (ii) all other procedures set forth in the Authorized Participant Agreement are properly followed; such order will be effected based on the NAV of the Fund as next determined. All orders must be accepted by the Distributor in accordance with the procedures set forth in the Authorized Participant Agreement. An order to redeem Creation Units of the Fund using the Clearing Process made in proper form but received by the Fund after the close of the Regular Creation Window (or the Supplemental Redemption Window, if any) will be deemed received on the next Business Day immediately following the Transmittal Date. The requisite Fund Securities (or contracts to purchase such Fund Securities which are expected to be delivered in a “regular way” manner) and the applicable cash payment will be transferred by the third (3rd) Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside the Clearing Process

Arrangements satisfactory to the Fund must be in place for the Participating Party to transfer the Creation Units through DTC on or before the settlement date. Redemptions of shares for fund securities will be subject to compliance with applicable U.S. federal and state securities laws and the Fund (whether or not it otherwise permits or requires cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws.

In connection with taking delivery of shares for fund securities upon redemption of Creation Units, a redeeming shareholder or entity acting on behalf of a redeeming shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. If neither the redeeming shareholder nor the entity acting on behalf of a redeeming shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdictions, the Fund may, in its discretion, exercise its option to substitute a “cash-in-lieu” amount for such Fund Securities, and the redeeming shareholder will be required to receive its redemption proceeds with respect to such Fund Securities in cash.

BOOK ENTRY ONLY SYSTEM

DTC acts as securities depositary for the shares. Shares of the Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Certificates will not be issued for shares.

DTC, a limited-purpose trust company, was created to hold securities of the DTC Participants and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities broker-dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and FINRA. Access to the DTC system is also available to others such as banks, broker- dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Fund and DTC, DTC is required to make available to the Fund upon request and for a fee to be charged to the Fund a listing of the shares holdings of each DTC Participant. The Fund shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Fund shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Fund shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Fund has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to the shares at any time by giving reasonable notice to the Fund and discharging its responsibilities with respect thereto under applicable law.

Under such circumstances, the Fund shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of shares, unless the Fund makes other arrangements with respect thereto satisfactory to the NYSE Arca.

SHARE PRICES

The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and are affected by market forces such as the supply of and demand for ETF shares and shares of underlying securities held by the Fund, economic conditions and other factors. Information regarding the approximate intraday value of shares of the Fund is disseminated every 15 seconds throughout each trading day by NYSE Arca or by market data vendors or other information providers. The approximate intraday value per share is based on the current value of the securities or other assets and/or other assets, including cash required to be deposited in exchange for a Creation Unit. This approximate value does not necessarily reflect the precise composition of the current portfolio of securities held by the Fund at a particular point in time or the best possible valuation of the current portfolio, and therefore should not be viewed as a “real-time” update of the Fund’s NAV, which is computed only once a day. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the United States. The Fund is not involved in, or responsible for, the calculation or dissemination of these approximate values and makes no warranty as to their accuracy.

NET ASSET VALUE

NAV is the price of one share of the Fund without a sales charge, and is calculated each business day using this formula:

Net Asset Value =	Total market value of securities + Cash and other assets – Liabilities

Number of outstanding shares

The NAV of Fund shares is determined pursuant to policies and procedures approved by the Board of Trustees, as summarized below:

•	A share’s NAV is determined at the close of regular trading on the New York Stock Exchange (“NYSE”) on the days the NYSE is open for trading. This is normally 4:00 p.m., Eastern Time. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. In addition, the Fund’s shares will not be priced on the holidays listed in the SAI. See the section “Net Asset Value” in the SAI for more details.

•	The price that an Authorized Participants pays for purchasing or redeeming shares in Creation Units will be based upon the NAV next calculated after an order is received by the Transfer Agent “in good order” (meaning that the order is complete and contains all necessary information).

•	Requests received by the Transfer Agent in good order during a trading window that is open after the NYSE closes will be processed based upon the NAV determined at the close of regular trading on the next day that the NYSE is open. If the Transfer Agent receives the order in good order during a trading window that is open prior to the NYSE market close, the shareholder will receive that day’s NAV. See the section “Creations and Redemptions” in this SAI for more details.

•	If the Fund invests in foreign securities, it may experience NAV changes on days when you cannot buy or sell its shares.

The total NAV of shares of the Fund (the excess of the assets of the Fund over the liabilities) is determined at the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the NYSE is open for trading. The Fund will not price its shares on the following holidays: New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the Adviser and Subadviser and approved by the Board. Fund securities and other investments for which market quotations are not readily available, or that are deemed to be unreliable by the Adviser, are valued at fair value as determined in good faith by the Adviser and Subadviser pursuant to procedures approved by the Board, as described below. Market value is determined as follows:

•	Equity securities (including closed-end investment companies and ETFs), exchange-traded notes, rights, and warrants — listed equity securities are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities discussed below) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. If there is no sale price or closing bid quotation available unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Valuations from foreign markets are subject to the Fund’s fair value policies described below. If a right is not traded on any exchange, its value is based on the market value of the underlying security, less the cost to subscribe to the underlying security (e.g., to exercise the right), adjusted for the subscription ratio. If a warrant is not traded on any exchange, a price is obtained from a broker-dealer.

•	Debt Securities — evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

•	Forward Foreign Currency Contracts — interpolated rates determined based on information provided by an independent pricing service.

Foreign denominated assets and liabilities are translated into U.S. dollars based upon foreign exchange rates supplied by an independent pricing service. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser and Subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund. Valuation for securities traded in the OTC market may be based on factors such as market information, transactions for comparable securities, various relationships between securities or bid prices obtained from broker-dealers. These quotations from an independent pricing service may require subjective determinations and may be different than actual market prices or prices provided by other pricing services.

Trading in some of the portfolio securities or other investments of the Fund takes place in various markets outside the United States on days and at times other than when the NYSE is open for trading. Therefore, the calculation of the Fund’s NAV does not take place at the same time as the prices of many of its portfolio securities or other investments are determined, and the value of the Fund’s portfolio may change on days when the Fund is not open for business and its shares may not be purchased or redeemed.

DISTRIBUTIONS

As described in the Prospectus, it is the policy of the Fund to pay to its shareholders, as dividends, all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized long-term and short-term capital gains, if any, after offsetting any capital loss carryforwards.

Ordinary income dividends and capital gain distributions are reinvested based upon the NAV determined as of the close of the NYSE on the ex-dividend date for each dividend or distribution. Shareholders, however, may elect to receive their ordinary income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to Natixis ETFs, contacting Natixis ETFs at 1-800-458-7452 or visiting ngam.natixis.com to change your distribution option. In order for a change to be in effect for any dividend or distribution, it must be received by the Fund on or before the record date for such dividend or distribution.

If a dividend or capital gain distribution check remains uncashed for six (6) months and your account is still open, the Fund will reinvest the dividend or distribution in additional shares of the Fund promptly after making this determination and the check will be cancelled. In addition, future dividends and capital gains distributions will be automatically reinvested in additional shares of the Fund unless you subsequently contact the Fund and request to receive distributions by check.

As required by federal law, U.S. federal tax information regarding Fund distributions will be furnished to each shareholder for each calendar year early in the succeeding year.

TAXES

The following discussion of certain U.S. federal income tax consequences of an investment in the Fund is based on the Code, U.S. Treasury regulations, and other applicable authorities, all as of the date of this Statement. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal tax considerations generally applicable to investments in the Fund. There may be other tax considerations applicable to particular shareholders.

Shareholders should consult their own tax advisers regarding their particular situations and the possible application of foreign, state and local tax laws.

Taxation of the Fund

The Fund intends to elect to be treated as a RIC under Subchapter M of the Code and intends each year to qualify and to be eligible to be treated as such. In order to so qualify, the Fund must, among other things: (i) derive at least 90% of its gross income in each taxable year from (a) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (b) net income derived from interests in “qualified publicly traded partnerships” (“QPTPs”); (ii) diversify its holdings so that at the end of each quarter of the Fund’s taxable year (a) at least 50% of the value of the Fund’s total assets consists of cash and cash items, U.S. government securities, securities of other RICs, and other securities limited, with respect to any one issuer, to not more than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund’s total assets is invested, including through corporations in which the Fund owns 20% or more voting interests (1) in the securities (other than those of the U.S. government or other RICs) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses, or (2) in the securities of one or more QPTPs; and (iii) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid — generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses, in each case determined with reference to any capital loss carry forwards) and net tax-exempt interest income, if any, for such year.

In general, for purposes of the 90% of gross income requirement described in (i) above, income derived by the Fund from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the Fund. However, 100% of the net income derived from an interest in a QPTP (a partnership (a) interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (b) that derives less than 90% of its income from the qualifying income described in (i)(a) above) will be treated as qualifying income. In general, such entities will be treated as partnerships for U.S. federal income tax purposes because they meet the passive income requirement under Code section 7704(c)(2). In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a QPTP.

The tax treatment of certain derivative instruments in which the Fund might invest is not certain and may bear on the Fund’s ability to qualify as a RIC under the Code. In particular, it is unclear how such instruments, and the income or gains therefrom are treated under the gross income or diversification tests applicable to RICs. In the event the Fund were not to qualify as a RIC, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits would be taxable to shareholders as dividend income, as further described below.

For purposes of the diversification requirements set forth in (ii) above, “outstanding voting securities of an issuer” includes the equity securities of a QPTP. Also for purposes of the diversification requirements in (ii) above, identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to identification of the issuer for a particular type of investment may adversely affect the Fund’s ability to satisfy the diversification requirements.

Assuming that it qualifies for treatment as a RIC, the Fund will not be subject to U.S. federal income tax on income or gains distributed to its shareholders in a timely manner in the form of dividends (including Capital Gain Dividends, as defined below). If the Fund were to fail to satisfy the income, diversification or distribution requirements described above, the Fund could in some cases cure such failure, including by paying a fund-level tax, paying interest, making additional distributions or disposing of certain assets. If the Fund were ineligible to or did not cure such a failure for any year, or if the Fund otherwise were to fail to qualify as a RIC accorded special tax treatment for such year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as dividend income. Some portions of such distributions may be eligible for the dividends-received deduction in the case of corporate shareholders and may be eligible to be treated as qualified dividend income in the case of shareholders taxed as individuals, provided in both cases that the shareholder meets certain holding period and other requirements in respect of the Fund’s shares (as described below). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for the special tax treatment accorded to RICs under the Code.

The Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction). If the Fund retains any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. The Fund also intends to distribute annually all or substantially all of its net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to any loss carryforwards). If the Fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a timely notice to its shareholders who then in turn (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their respective shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds on properly-filed U.S. federal income tax returns to the extent the credit exceeds such liabilities. If the Fund makes this designation, for U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. The Fund is not required to, and there can be no assurance that the Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend, its taxable income and its earnings and profits, a RIC may elect to treat any post-October capital loss (defined as any net capital loss attributable to the portion of the taxable year after October 31 or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to such portion of the taxable year) and certain late-year ordinary losses (generally, the sum of its (i) net ordinary losses from the sale, exchange or other taxable disposition of property attributable to the portion of the taxable year after October 31, and its (ii) other net ordinary loss attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against the Fund’s net investment income. Instead, potentially subject to certain limitations, the Fund may carry net capital losses from any taxable year forward to offset capital gains in future years, thereby reducing the amount the Fund would otherwise be required to distribute in such future years to qualify for the special tax treatment accorded a RIC and avoid a fund-level tax. The Fund may carry net capital losses forward to one or more subsequent taxable years without expiration. The Fund must apply such carryforwards first against gains of the same character.

If the Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending on October 31 of such year (or December 31 of that year if the Fund so elects) plus any such amounts retained from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For purposes of the required excise tax distribution, the Fund’s ordinary gains and losses from the sale, exchange or other taxable disposition of property that would be taken into account after October 31 (or December 31, if the Fund makes the election referred to above) generally are treated as arising on January 1 of the following calendar year. Also for purposes of the excise tax, the Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. The Fund generally intends to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

Taxation of Fund Distributions

For U.S. federal income tax purposes, distributions of investment income generally are taxable to shareholders as ordinary income to the extent of the Fund’s earnings and profits. Taxes on distributions of capital gains are determined by how long the Fund owned (or is deemed to have owned) the investments that generated them, rather than how long a shareholder has owned his or her shares. In general, the Fund will recognize long-term capital gain or loss on the disposition of assets it has owned (or is deemed to have owned) for more than one year, and short-term capital gain or loss on the disposition of investments it has owned (or is deemed to have owned) for one year or less. Distributions of net capital gain that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) generally will be taxable to a shareholder receiving such distributions as long-term capital gain includible in net capital gain and taxed to individuals at reduced rates. Distributions of the excess of net short-term capital gain over net long-term capital loss generally will be taxable to a shareholder receiving such distributions as ordinary income. Distributions from capital gains generally are made after applying any available capital loss carryforwards.

Fund distributions are taxable to shareholders as described herein even if they are paid from income or gains earned by the Fund before a shareholder’s investment (and thus were included in the price the shareholder paid for his or her shares). Distributions are taxable whether shareholders receive them in cash or in additional shares.

Dividends declared and payable by the Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January generally will be treated for U.S. federal income tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which dividends are declared rather than the calendar year in which they are received.

Distributions of investment income properly reported by the Fund as derived from “qualified dividend income” will be taxable to individuals at the reduced rates applicable to long-term capital gain. In order for some portion of the dividends received by the Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to that Fund’s shares. In general, a dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the U.S. (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the U.S.) or (b) treated as a PFIC (as defined below). Income derived from investments in derivatives, fixed-income securities and REITs generally is not eligible for treatment as qualified dividend income.

In general, distributions of investment income properly reported by the Fund as derived from qualified dividend income will be treated as qualified dividend income in the hands of a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares.

If the aggregate qualified dividends received by the Fund during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than dividends properly reported as Capital Gain Dividends) will be eligible to be treated as qualified dividend income.

In general, properly reported dividends of net investment income received by corporate shareholders of the Fund generally will qualify for the 70% dividends-received deduction available to corporations to the extent they are properly reported as being attributable to the amount of eligible dividends received by the Fund from domestic corporations for the taxable year. A dividend received by the Fund will not be treated as an eligible dividend (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends-received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) otherwise by application of various provisions of the Code (for example, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock — generally stock acquired with borrowed funds).

Any distribution of income that is attributable to (i) income received by the Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (ii) dividend income received by the Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that, for U.S. federal income tax purposes, is treated as a loan by the Fund, generally will not constitute qualified dividend income to individual shareholders or be eligible for the dividends-received deduction for corporate shareholders.

Section 1411 of the Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by the Fund of net investment income, other than capital gains as described above, and (ii) any net gain from the sale, exchange or other taxable disposition of Fund shares. Shareholders are advised to consult their tax advisers regarding the possible implications of this additional tax on their investment in the Fund.

If the Fund makes a distribution in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder’s tax basis in his or her shares, and thereafter as capital gain. A return of capital generally is not taxable, but it reduces a shareholder’s basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of such shares.

Sale, Exchange or Other Disposition of Shares

A sale, exchange or other disposition of Fund shares generally will give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than twelve (12) months. Otherwise, gain or loss on the taxable disposition of Fund shares generally will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of Fund shares held by a shareholder for six (6) months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed under the Code’s “wash sale” rules if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Upon the sale, exchange or other disposition of Fund shares, the Fund or, in the case of shares purchased through a financial intermediary, the financial intermediary may be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you so disposed of. See the Fund’s Prospectus for more information.

Foreign Taxation

Income, gain and proceeds received by the Fund from investments in securities of foreign issuers may be subject to foreign withholding and other taxes. This will decrease the Fund’s yield on securities subject to such taxes. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. If the Fund meets certain requirements relating to its asset holdings, and the Fund elects to pass through to its shareholders foreign tax credits or deductions, taxable shareholders generally will be entitled to claim a credit or deduction with respect to these foreign taxes.

Tax Implications of Certain Fund Investments

Options, Futures, Forward Contracts, Swap Agreements and Hedging Transactions. The tax treatment of certain positions entered into by the Fund, including regulated futures contracts, certain foreign currency positions and certain listed non-equity options, will be governed by Section 1256 of the Code (“Section 1256 Contracts”). Gains or losses on Section 1256 Contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40” gains or losses) although certain foreign currency gains and losses from such contracts may be treated as ordinary in character, as described below. Also, any Section 1256 Contracts held by the Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 or ordinary gain or loss, as applicable.

The Fund’s investments in futures contracts, forward contracts, options, straddles, swap agreements, and options on swaps and foreign currencies, derivatives, as well as any of its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the mark-to-market, constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income to the Fund, defer losses to the Fund, or cause adjustments in the holding periods of the Fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether the Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a RIC and avoid a fund-level tax.

In general, option premiums received by the Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If a call option written by the Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, that Fund generally will subtract the premium received for purposes of computing its cost basis in the securities purchased. Gain or loss arising in respect of a termination of the Fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock will be short-term gain or loss depending on whether the premium income received by that Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by the Fund expires unexercised, that Fund generally will recognize short-term gain equal to the premium received.

Certain covered call writing activities of the Fund may trigger the U.S. federal income tax straddle rules contained primarily in Section 1092 of the Code. Very generally, where applicable, Section 1092 requires (i) that losses be deferred on positions deemed to be offsetting positions with respect to “substantially similar or related property,” to the extent of unrealized gain in the latter, and (ii) that the holding period of such a straddle position that has not already been held for the long-term holding period be terminated and begin anew once the position is no longer part of a straddle. Options on single stocks that are not “deep in the money” may constitute qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. Thus, the straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or to fail to qualify for the 70% dividends-received deduction, as the case may be.

Certain of the Fund’s investments in derivative instruments, foreign currency denominated instruments, and any of the Fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If the Fund’s book income is less than the sum of its taxable income and net tax-

exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a RIC that is accorded special tax treatment and avoid a fund-level tax. If the Fund’s book income exceeds the sum of its taxable income, including net realized capital gains, and net tax-exempt income (if any), the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income, if any), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Certain Foreign Currency Tax Issues. Gain or loss on foreign currency denominated debt securities and on certain other financial instruments, such as forward currency contracts and currency swaps, that is attributable to fluctuations in exchange rates occurring between the date of acquisition and the date of settlement or disposition of such securities or instruments may be treated under Section 988 of the Code as ordinary income or loss. The Fund may elect out of the application of Section 988 of the Code with respect to the tax treatment of each of its foreign currency forward contracts to the extent that (i) such contract is a capital asset in the hands of the Fund and is not part of a straddle transaction and (ii) the Fund makes an election by the close of the day the contract is entered into to treat the gain or loss attributable to such contract as capital gain or loss.

The Fund’s forward contracts may qualify as Section 1256 contracts under the Code if the underlying currencies are currencies for which there are futures contracts that are traded on and subject to the rules of a qualified board or exchange. However, a forward currency contract that is a Section 1256 contract would, absent an election out of Section 988 of the Code as described in the preceding paragraph, be subject to Section 988. Accordingly, although such a forward currency contract would be marked-to-market annually like other Section 1256 contracts, the resulting gain or loss would be ordinary. If the Fund were to elect out of Section 988 with respect to forward currency contracts that qualify as Section 1256 contracts, the tax treatment generally applicable to Section 1256 contracts, as described above, would apply to those forward currency contracts: that is, the contracts would be marked-to-market annually and gains and losses with respect to the contracts would be treated as 60/40 gain or loss. If the Fund were to elect out of Section 988 with respect to any of its forward currency contracts that do not qualify as Section 1256 contracts, such contracts will not be marked to market annually and the Fund will recognize short-term or long-term capital gain or loss depending on the Fund’s holding period therein. The Fund may elect out of Section 988 with respect to all, some or none of its forward currency contracts.

Investments in Other RICs. The Fund’s investments in shares of another ETF, a mutual fund or another company that qualifies as a RIC (each, an “investment company”) can cause the Fund to be required to distribute greater amounts of net investment income or net capital gain than the Fund would have distributed had it invested directly in the securities held by the investment company, rather than in shares of the investment company. Further, the amount or timing of distributions from the Fund qualifying for treatment as a particular character (e.g., long-term capital gain, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the investment company.

If the Fund receives dividends from an investment company, and the investment company reports such dividends as qualified dividend income, then the Fund is permitted in turn to report a portion of its distributions as qualified dividend income, provided the Fund meets holding period and other requirements with respect to shares of the investment company.

If the Fund receives dividends from an investment company and the investment company reports such dividends as eligible for the dividends-received deduction, then the Fund is permitted in turn to report its distributions derived from those dividends as eligible for the dividends-received deduction as well, provided the Fund meets holding period and other requirements with respect to shares of the investment company.

Partnerships and Other Pass-Through Structures. To the extent the Fund invests in entities that are treated as partnerships (other than QPTPs, as defined above), trusts, or other pass-through structures for U.S. federal income tax purposes, all or a portion of any income and gains from such entities could constitute non-qualifying income to the Fund for purposes of the 90% gross income requirement described above. For example, income that the Fund derives from indirect investments, through such entities, in certain commodity-linked instruments generally will not or may not be considered qualifying income for the purposes of the 90% gross income requirement. In such cases, the Fund’s investments in such entities could be limited by its intention to qualify as a RIC, and could bear on its ability to so qualify. Income from such entities may be allocated to the Fund on a gross, rather than net, basis, for purposes of the 90% gross income requirement.

Investments in Exchange-Traded Notes. The timing and character of income or gains arising from exchange-traded notes can be uncertain. An adverse determination or future guidance by the IRS with respect to such rules (which determination or guidance could be retroactive) may affect the Fund’s ability to qualify for treatment as a RIC and to avoid a fund-level tax.

Certain Investments in REITs, REMICs and TMPs. An investment by the Fund in REIT equity securities may result in the Fund receiving cash in excess of the REIT’s earnings; if the Fund distributes these amounts, such distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by the Fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.

Mortgage-Related Securities. The Fund may invest directly or indirectly (including through a REIT) in residual interests in real estate mortgage investment conduits (“REMICs”) (including by investing in residual interests in CMOs with respect to which an election to be treated as a REMIC is in effect) or equity interests in taxable mortgage pools (“TMPs”). Under a notice issued by the IRS in October 2006 and Treasury regulations that have yet to be issued but may apply retroactively, a portion of the Fund’s income (including income allocated to the Fund from a REIT or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC generally will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, to the extent the Fund invests in such interests, it may not be a suitable investment for charitable remainder trusts (“CRTs”), as noted below.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. See “Tax-Exempt Shareholders” below for a discussion of the special tax consequences that may result where a tax-exempt entity invests in a RIC that recognizes excess inclusion income. A shareholder will be subject to U.S. federal income tax on such inclusions notwithstanding any exemption from such income tax otherwise available under the Code. The Fund does not intend to invest in REITs in which a substantial portion of the assets will consist of residual interests in REMICs or equity interests in TMPs.

Special Rules for Debt Obligations. Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that are acquired by the Fund will be treated as debt obligations that are issued originally at a discount. Generally, the amount of the OID is treated as interest income and is included in the Fund’s income (and required to be distributed by that Fund) over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. In addition, payment-in-kind securities will give rise to income that is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by the Fund in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligation issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Alternatively, the Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in the Fund’s income, will depend upon which of the permitted accrual methods the Fund elects.

Some debt obligations with a fixed maturity date of one year or less from the date of issuance that are acquired by the Fund may be treated as having OID or, in certain cases, “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price). The Fund will be required to include the OID or acquisition discount in income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which OID or acquisition discount accrues, and thus is included in the Fund’s income, will depend upon which of the permitted accrual methods the Fund elects.

If the Fund holds the foregoing kinds of obligations, or other obligations subject to special rules under the Code, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or, if necessary, by disposition of portfolio securities including at a time when it may not be advantageous to do so. These dispositions may cause the Fund to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) and, in the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger Capital Gain Dividend than if the Fund had not held such obligations.

Certain High-Yield Discount Obligations. A portion of the interest paid or accrued on certain high-yield discount obligations in which the Fund may invest may be treated as a dividend for purposes of the corporate dividends-received deduction. In such cases, if the issuer of the high-yield discount obligations is a domestic corporation, dividend payments by the Fund to corporate shareholders may be eligible for the dividends-received deduction to the extent of the deemed dividend portion of such accrued interest.

Higher-Risk Securities. The Fund may invest in below investment-grade fixed-income securities, including debt obligations of issuers not currently paying interest or that are in default. Investments in debt obligations that are at risk of, or in default, present special tax issues for the Fund. Tax rules are not entirely clear about issues such as whether and to what extent the Fund should recognize market discount on such a debt obligation, when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent the Fund may take deductions for bad debts or worthless securities and how the Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by the Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

Securities Purchased at a Premium. Very generally, where the Fund purchases a bond at a price that exceeds the redemption price at maturity (a premium) the premium is amortizable over the remaining term of the bond. In the case of a taxable bond, if the Fund makes an election applicable to all such bonds it purchases, which election is irrevocable without consent of the IRS, the Fund reduces the current taxable income from the bond by the amortized premium and reduces its tax basis in the bond by the amount of such offset; upon the disposition or maturity of such bonds, the Fund is permitted to deduct any remaining premium allocable to a prior period. In the case of a tax-exempt bond, tax rules require the Fund to reduce its tax basis by the amount of amortized premium.

Passive Foreign Investment Companies. The Fund’s investments that are treated as equity investments for U.S. federal income tax purposes in certain passive foreign investment companies (“PFICs”) could potentially subject the Fund to U.S. federal income tax (including interest charges) on distributions received from the PFIC or on proceeds received from a disposition of shares in the PFIC. This tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may make certain elections to avoid the imposition of that tax. For example, the Fund may elect to mark the gains (and to a limited extent losses) in a PFIC “to the market” as though the Fund had sold and repurchased its holdings in the PFIC on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The Fund also may in certain cases elect to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), in which case the Fund would be required to include in its income annually its share of the PFIC’s income and net capital gains, regardless of whether it receives any distributions from the PFIC.

The mark-to-market and QEF elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirements, which also may accelerate the recognition of gain and affect the Fund’s total return. Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges described above in some instances. If the Fund indirectly invests in PFICs by virtue of the Fund’s investment in other funds, it may not make such PFIC elections; rather, the underlying funds directly investing in the PFICs would decide whether to make such elections. Dividends paid by PFICs generally will not be eligible to be treated as “qualified dividend income.”

Tax-Exempt Shareholders

Income of a RIC that would be UBTI if earned directly by a tax-exempt entity generally will not constitute UBTI when distributed to a tax-exempt shareholder of that RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder may realize UBTI by virtue of its investments in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

A tax-exempt shareholder may also recognize UBTI if the Fund recognizes excess inclusion income derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs, as described above, if the amount of such income recognized by the Fund exceeds that Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund). Furthermore, any investment in residual interests of a CMO that has elected to be treated as a REMIC can create complex tax consequences, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders.

In addition, special tax consequences apply when CRTs invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, if a CRT (defined in Section 664 of the Code) realizes any UBTI for a taxable year, a 100% excise tax is imposed on such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in a fund that recognizes excess inclusion income. Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in the fund that recognizes excess inclusion income, then the fund will be subject to a tax on the portion of its excess inclusion income for the taxable year that is allocable to such shareholders at the highest U.S. federal corporate income tax rate. To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable CRT (or other shareholder), and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. CRTs and other tax-exempt investors are urged to consult their tax advisers concerning the consequences of investing in the Fund.

Backup Withholding

The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The current backup withholding tax rate is 28%.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Non-U.S. Shareholders

Distributions by the Fund to shareholders that are not “U.S. persons” within the meaning of the Code (“Foreign Persons”) properly reported by the Fund as (1) Capital Gain Dividends, (2) short-term capital gain dividends and (3) interest-related dividends, each as defined and subject to certain conditions described below, generally are not subject to withholding of U.S. federal income tax.

In general, the Code defines (1) “short-term capital gain dividends” as distributions of net short-term capital gains in excess of net long-term capital losses and (2) “interest-related dividends” as distributions from U.S. source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual Foreign Person, in each case to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders.

The exceptions to withholding for Capital Gain Dividends and short-term capital gain dividends do not apply to (A) distributions to an individual Foreign Person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (B) distributions attributable to gain that is treated as effectively connected with the conduct by the Foreign Person of a trade or business within the United States under special rules regarding the disposition of U.S. real property interests as described below. If the Fund invests in a RIC that pays such distributions to the Fund, such distributions retain their character as not subject to withholding if properly reported when paid by the Fund to Foreign Persons. The exception to withholding for interest-related dividends does not apply to distributions to a Foreign Person (A) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (B) to the extent that the dividend is attributable to certain interest on an obligation if the Foreign Person is the issuer or is a 10% shareholder of the issuer, (C) that is within certain foreign countries that have inadequate information exchange with the United States, or (D) to the extent the dividend is attributable to interest paid by a person that is a related person of the Foreign Person and the Foreign Person is a controlled foreign corporation. The Fund is permitted to report such part of its dividends as interest-related and/or short-term capital gain dividends as are eligible, but is not required to do so.

In the case of shares held through an intermediary, the intermediary is permitted to withhold even if the Fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders. Foreign Persons should contact their intermediaries regarding the application of these rules to their accounts.

Distributions by the Fund to Foreign Persons other than Capital Gain Dividends, short-term capital gain dividends, and interest-related dividends (e.g., dividends attributable to dividend and foreign-source interest income or to short-term capital gains or U.S. source interest income to which the exception from withholding described above does not apply) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).

If a beneficial holder of Fund shares who or which is a Foreign Person has a trade or business in the United States, and Fund dividends received by such holder are effectively connected with the conduct of such trade or business, the dividends generally will be subject to U.S. federal net income taxation at regular income tax rates and, in the case of a foreign corporation, may also be subject to a branch profits tax. If a beneficial holder of Fund shares who or which is a Foreign Person is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the holder in the United States. More generally, a beneficial holder of Fund shares who or which is a Foreign Person and who or which is a resident in a country with an income tax treaty with the United States may obtain different tax results than those described herein, and is urged to consult its tax advisors.

A beneficial holder of Fund shares who or which is a Foreign Person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on a sale or redemption of shares of the Fund or unless (i) such gain is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale, redemption, and certain other conditions are met or (iii) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the Foreign Person’s sale of shares of the Fund (as described below).

Subject to certain exceptions (for example, for a fund that is a “United States real property holding corporation” as described below), the Fund is generally not required to withhold on the amount of a non-dividend distribution (i.e., a distribution that is not paid out of the Fund’s current or accumulated earnings and profits for the applicable taxable year) when paid to a beneficial holder of Fund shares who or which is a Foreign Person.

Special rules would apply if the Fund were a qualified investment entity (“QIE”) because it is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition of USRPHCs described below. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States, and other trade or business assets. USRPIs generally are defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or, very generally, an entity that has been a USRPHC in the last five years. A Fund that holds, directly or indirectly, significant interests in REITs may be a USRPHC. Interests in domestically controlled QIEs, including REITs and RICs that are QIEs, not-greater-than-10% interests in publicly traded classes of stock in REITs and not-greater-than-5% interests in publicly traded classes of stock in RICs generally are not USRPIs, but these exceptions do not apply for purposes of determining whether a Fund is a QIE.

If an interest in the Fund were a USRPI, a greater-than-5% shareholder that is a Foreign Person generally would be required to file a U.S. tax return in connection with the sale of its Fund shares, and pay related taxes due on any gain realized on the sale.

If the Fund were a QIE, under a special “look-through” rule, any distributions by the Fund to a Foreign Person (including, in certain cases, distributions made by the Fund in redemption of its shares) attributable directly or indirectly to (i) distributions received by the Fund from a lower-tier RIC or REIT that the Fund is required to treat as USRPI gain in its hands and (ii) gains realized on the disposition of USRPIs by the Fund would retain their character as gains realized from USRPIs in the hands of the Fund’s Foreign Persons and, would be subject to U.S. tax withholding. In addition, such distributions could result in the Foreign Person being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a Foreign Person, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the Foreign Person’s current and past ownership of the Fund.

Shareholders that are Foreign Persons also may be subject to “wash sale” rules to prevent the avoidance of the tax-filing and –payment obligations discussed above through the sale and repurchase of Fund shares.

The Fund generally does not expect that it will be a QIE.

In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, Foreign Persons must comply with special certification and filing requirements relating to their non-U.S. status (including, in general, furnishing an IRS Form W-8BEN, W-8BEN-E or substitute form). Foreign Persons should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the certification and filing requirements imposed on foreign investors in order to qualify for an exemption from the backup withholding tax described above or a reduced rate of withholding provided by treaty.

Shareholder Reporting Obligations With Respect to Foreign Bank and Financial Accounts.

Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of the Fund by vote or value could be required to report annually their financial interest in the Fund’s foreign financial accounts, if any, on FinCEN Form 114, Report of Foreign Bank and Financial Accounts. Shareholders should consult a tax advisor, or if holding shares through an intermediary, their intermediary, regarding the applicability to them of this reporting requirement.

Tax Shelter Reporting Regulations.

Under Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on

Form 8886. Direct holders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Certain Additional Reporting and Withholding Requirements

Sections 1471-1474 of the Code and the U.S. Treasury and IRS guidance issued thereunder (collectively, “FATCA”) generally require the Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”) between the United States and a foreign government. If a shareholder of the Fund fails to provide the requested information or otherwise fails to comply with FATCA or an IGA, the Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on ordinary dividends it pays, and 30% of the gross proceeds of redemptions, sales, or exchanges and certain Capital Gain Dividends it pays on or after January 1, 2017 (which date, under recent Treasury guidance, is expected to be delayed until on or after January 1, 2019). If a payment by the Fund is subject to FATCA withholding, the Fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to Foreign Persons described above (e.g., Capital Gain Dividends, short-term capital gain dividends and interest-related dividends).

Each prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.

Other Tax Matters

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans and tax-advantaged arrangements. Shareholders should consult their tax advisers to determine the suitability of shares of the Fund as an investment through such plans and arrangements and the precise effect of such an investment on their particular tax situations.

Dividends and distributions and gains from the sale of Fund shares may be subject to state, local and foreign taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, local and, where applicable, foreign taxes.

PERFORMANCE INFORMATION

The Fund has not yet commenced operations and, therefore, does not have performance information. Once the Fund has commenced operations, quantitative information that is updated on a daily basis, including differences between the Fund’s daily market price on the NYSE Arca and its NAV per share, will be made available at ngam.natixis.com.

Yield and Total Return

The Fund may advertise the yield and total return of its shares. The Fund’s yield and total return will vary from time to time depending upon market conditions, the composition of its portfolio and operating expenses of the Fund. These factors, possible differences in the methods used in calculating yield and total return and the tax-exempt status of distributions should be considered when comparing the Fund’s yield and total return to yields and total returns published for other investment companies and other investment vehicles. Yield and total return should also be considered relative to changes in the value of the Fund’s shares and to the relative risks associated with the investment objectives and policies of the Fund. Yield and total return may be stated with or without giving effect to any expense limitations in effect for the Fund. For those funds that present yields and total returns reflecting an expense limitation or waiver, the yield or total return would have been lower if no limitation or waiver were in effect.

The Fund may also present one or more distribution rates in its sales literature. These rates will be determined by annualizing the distributions from net investment income and net short-term capital gain over a recent 12-month, 3-month or 30-day period and dividing that amount by the maximum offering price or the NAV. If the NAV, rather than the maximum offering price, is used to calculate the distribution rate, the rate will be higher.

At any time in the future, yield and total return may be higher or lower than past yields or total return, and there can be no assurance that any historical results will continue.

Investors in the Fund are specifically advised that share prices, expressed as the NAVs per share, will vary just as yield and total return will vary. An investor’s focus on the yield of the Fund to the exclusion of the consideration of the share price of the Fund may result in the investor’s misunderstanding the total return he or she may derive from the Fund.

Benchmark Comparisons

Performance information for the Fund, once it has one calendar year of performance history will be included in the Prospectus (in the section “Risk/Return Bar Chart and Table” in the Fund Summary), along with the performance of an appropriate benchmark index. Because index comparisons are generally calculated as of the end of each month, index performance information under the “Life of Fund” or “Life of Class” headings in the Prospectus may not be coincident with the inception date of the Fund once performance information for the Fund is shown. In such an instance, index performance will generally be presented from the month-end nearest to the inception date of the Fund.

THIRD-PARTY INFORMATION

This document may contain references to third-party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third-party entities involved in compiling, computing or creating index information, disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

FINANCIAL STATEMENT

Natixis Seeyond International Minimum Volatility ETF

Statement of Assets and Liabilities

October 17, 2016

ASSETS
Cash	$100,000

TOTAL ASSETS	100,000

NET ASSETS	$100,000

NET ASSETS CONSIST OF:
Paid-in capital	$100,000

NET ASSETS	$100,000

COMPUTATION OF NET ASSET VALUE:
Net assets	$100,000

Shares of beneficial interest	$2,500

Net asset value per share	$40.00

See accompanying Notes to Statement of Assets and Liabilities.

NOTES TO STATEMENT OF ASSETS AND LIABILITIES

October 17, 2016

1. Organization. Natixis Seeyond International Minimum Volatility ETF (the “Fund”) is the sole series of Natixis ETF Trust (the “Trust”), which is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of beneficial interest of the Fund. Shares of the Fund will be listed for trading on the NYSE Arca, Inc. and traded on other exchanges.

The Fund is a diversified investment company.

NGAM Advisors, L.P. (“NGAM Advisors”) serves as the investment adviser to the Fund. Natixis Asset Management U.S., LLC (“Natixis AM US”), serves as the subadviser to the Fund.

The Fund has had no operations to date other than matters relating to its organization and registration under the 1940 Act. To date, the only capital contribution to the Fund resulted in the issuance to Natixis Global Asset Management, L.P. (“Natixis US”) of 2,500 shares of the Fund at an aggregate purchase price of $100,000 on October 17, 2016. Prior to the capital contribution, $357,000 in organizational and offering costs were borne by NGAM Advisors and affiliates.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its Statement of Assets and Liabilities.

a. Estimates. The Fund’s Statement of Assets and Liabilities follows the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the Statement of Assets and Liabilities. Actual results could differ from those estimates.

b. Federal Income Taxes. The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually.

c. Organizational and Offering Costs. All organizational and offering costs of the Trust will be borne by NGAM Advisors and affiliates and will not be subject to future recoupment. As a result, organizational and offering costs are not reflected in the Statement of Assets and Liabilities.

3. Management Fees and Other Transactions with Affiliates.

a. Management Fees. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.50% of the Fund’s average daily net assets, calculated daily and payable monthly.

NGAM Advisors has given a binding undertaking to the Fund to waive management fees and/or reimburse certain expenses to limit the Fund’s operating expenses, to 0.55% of the Fund’s average daily net assets, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. This undertaking is in effect until April 30, 2018, and may be terminated before then only with the consent of the Fund’s Board of Trustees, and is reevaluated on an annual basis.

NGAM Advisors shall be permitted to recover expenses it has borne under the expense limitation agreement (whether through waiver of its management fees or otherwise) in later periods to the extent the annual operating expenses of the Fund falls below the Fund’s expense limits, provided, however, the Fund is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

b. Service and Distribution Fees. ALPS Distributors, Inc. (“ALPS”) has entered into a distribution agreement with the Trust. Pursuant to this agreement, ALPS serves as principal underwriter of the Fund.

The Fund may pay ALPS, an unaffiliated distributor, fees under a plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). Currently, no Rule 12b-1 fees are charged. Future payments may be made under the Plan without further shareholder approval.

c. Administrative Fees. NGAM Advisors provides certain administrative services for the Fund and subcontracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among the Trust, Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I, Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and NGAM Advisors, the Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion and 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $10 million, which is reevaluated on an annual basis.

4. Capital Shares. The Fund may issue an unlimited number of shares of beneficial interest without par value.

Prior to trading in the secondary market, shares of the Fund are “created” at net asset value (“NAV”) by market makers, large investors and institutions only in block-size Creation Units of shares or multiples thereof. Each “creator” or “Authorized Participant” enters into an Authorized Participant agreement with the Fund’s Distributor.

A creation transaction order, which is subject to acceptance by the Distributor, generally takes place when an Authorized Participant deposits into the Fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the Fund in exchange for a specified number of Creation Units.

Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable by the Fund.

The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the Authorized Participant agreement. These prices may differ from the market price of the Fund’s shares.

Only an Authorized Participant may create or redeem Creation Units directly with the Fund. In the event of a system failure or other interruption, including disruptions at market makers or Authorized Participants, orders to purchase or redeem Creation Units either may not be executed according to the Fund’s instructions or may not be executed at all, or the Fund may not be able to place or change orders.

When the Fund engages in in-kind transactions, the Fund intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (“Securities Act”). Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the Securities Act, will not be able to receive restricted securities eligible for resale under Rule 144A.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant and has executed an agreement with the

Distributor with respect to creations and redemptions of Creation Unit aggregations. The Fund imposes a creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. Subsequent Events.

Management has evaluated the events and transactions subsequent to seed date through the date the Statement of Assets and Liabilities was issued and has determined that there were no material events that would require disclosure in the Fund’s Statement of Assets and Liabilities.

Report of Independent Registered Public Accounting Firm

To the Trustees of Natixis ETF Trust and Shareholders of Natixis Seeyond International Minimum Volatility ETF:

In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of the Natixis Seeyond International Minimum Volatility ETF (the “Fund”) at October 17, 2016, in conformity with accounting principles generally accepted in the United States of America. This financial statement is the responsibility of the Fund’s management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 18, 2016

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Some of the Funds make use of average portfolio credit quality standards to assist institutional investors whose own investment guidelines limit their investments accordingly. In determining the Fund’s overall dollar-weighted average quality, unrated securities are treated as if rated, based on the Subadviser’s view of their comparability to rated securities. The Fund’s use of average quality criteria is intended to be a guide for those investors whose investment guidelines require that assets be invested according to comparable criteria. Reference to an overall average quality rating for the Fund does not mean that all securities held by the Fund will be rated in that category or higher. The Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by S&P Global Ratings (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch Investor Services, Inc. (“Fitch”) or, if unrated, determined by the Subadviser to be of comparable quality). The percentage of the Fund’s assets invested in securities in a particular rating category will vary. Following is a description of S&P’s, Moody’s, and Fitch’s ratings applicable to fixed-income securities.

S&P Global Ratings —A brief description of the applicable rating symbols of S&P and their meanings (as published by S&P) follows:

Issue Credit Rating Definitions

S&P’s national scale issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific debt, bond, lease, commercial paper program certificate of deposit, or other financial instrument (“obligation”) relative to the creditworthiness of other national obligors with respect to their own financial obligations, National obligors include all active borrowers, guarantors, insurers, and other providers of credit enhancement residing in the country, as well as any foreign obligor active in country’s financial markets.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days — including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.

Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on S&P’s analysis of the following considerations:

•	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation and the promise we impute; and

•	Protection afforded by, and relative position of, the financial obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA

An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA

An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A

An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC

An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC

An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but SS&P expects default to be a virtual certainty, regardless of the anticipated time to default.

C

An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D

An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

Plus (+) or minus (–)

The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Short-Term Issue Credit Ratings

A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B

A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C

A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D

A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

SPUR (S&P Underlying Rating)

A SPUR rating is an opinion about the stand-alone capacity of an obligor to pay debt service on a credit-enhanced debt issue, without giving effect to the enhancement that applies to it. These ratings are published only at the request of the debt issuer/obligor with the designation SPUR to distinguish them from the credit-enhanced rating that applies to the debt issue. S&P maintains surveillance of an issue with a published SPUR.

Municipal Short-Term Note Ratings Definitions

A S&P U.S. municipal note rating reflects S&P’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P’s analysis will review the following considerations:

•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1

Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2

Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3

Speculative capacity to pay principal and interest.

Dual Ratings

Dual ratings may be assigned to debt issues that have a put option or demand feature. The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature. The first component of the rating can relate to either a short-term or long-term transaction and accordingly use either short-term or long-term rating symbols. The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, ‘AAA/A-1+’ or ‘A-1+/A-1’). With U.S. municipal short-term demand debt, the U.S. municipal short-term note rating symbols are used for the first component of the rating (for example ‘SP-1+/A-1+’).

S&P’s Disclaimers

The analyses, including ratings, of S&P and its affiliates (together, S&P) are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or make any investment decisions. S&P assumes no obligation to update any information following publication. Users of ratings or other analyses should not rely on them in making any investment decision. S&P’s opinions and analyses do not address the suitability of any security. S&P does not act as a fiduciary or an investment advisor except where registered as such. While S&P has obtained information from sources it believes to be reliable, S&P does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives. Ratings and other opinions may be changed, suspended, or withdrawn at any time.

Active Qualifiers (Currently applied and/or outstanding)

S&P uses the following qualifiers that limit the scope of a rating. The structure of the transaction can require the use of a qualifier such as a ‘p’ qualifier, which indicates the rating addressed the principal portion of the obligation only. A qualifier appears as a suffix and is part of the rating.

Federal deposit insurance limit: ‘L’ qualifier

Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.

Principal: ‘p’ qualifier

This suffix is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The ‘p’ suffix indicates that the rating addresses the principal portion of the obligation only and that the interest is not rated.

Preliminary Ratings: ‘prelim’ qualifier

Preliminary ratings, with the ‘prelim’ suffix, may be assigned to obligors or obligations, including financial programs, in the circumstances described below. Assignment of a final rating is conditional on the receipt by S&P of appropriate documentation. S&P reserves the right not to issue a final rating. Moreover, if a final rating is issued, it may differ from the preliminary rating.

•	Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.

•	Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor’s emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation and discussions with the obligor. Preliminary ratings may also be assigned to the obligors. These ratings consider the anticipated general credit quality of the reorganized or post-bankruptcy issuer as well as attributes of the anticipated obligation(s).

•	Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in S&P’s opinion, documentation is close to final. Preliminary ratings may also be assigned to the obligations of these entities.

•	Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing or other transformative event, generally at the point that investor or lender commitments are invited. The preliminary rating may be assigned to the entity and to its proposed obligation(s). These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s), assuming successful completion of the transformative event. Should the transformative event not occur, S&P would likely withdraw these preliminary ratings.

•	A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.

Termination Structures: ‘t’ qualifier

This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

Inactive Qualifiers (Inactive qualifiers are no longer applied or outstanding)

Contingent upon final documentation: ‘*’ inactive qualifier

This symbol indicated that the rating was contingent upon S&P’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.

Termination of obligation to tender: ‘c’ inactive qualifier

This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer was lowered to below an investment-grade level and/or the issuer’s bonds were deemed taxable. Discontinued use in January 2001.

U.S. direct government securities: ‘G’ inactive qualifier

The letter ‘G’ followed the rating symbol when a fund’s portfolio consisted primarily of direct U.S. government securities.

Public Information Ratings: ‘pi’ qualifier

This qualifier was used to indicate ratings that were based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. Such ratings did not, however, reflect in-depth meetings with an issuer’s management and therefore, could have been based on less comprehensive information than ratings without a ‘pi’ suffix. Discontinued use as of December 2014 and as of August 2015 for Lloyd’s Syndicate Assessments.

Provisional Ratings: ‘pr’ inactive qualifier

The letters ‘pr’ indicate that the rating was provisional. A provisional rating assumed the successful completion of a project financed by the debt being rated and indicates that payment of debt service requirements was largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, made no comment on the likelihood of or the risk of default upon failure of such completion.

Quantitative Analysis of public information: ‘q’ inactive qualifier

A ‘q’ subscript indicates that the rating is based solely on quantitative analysis of publicly available information. Discontinued use in April 2001.

Extraordinary risks: ‘r’ inactive qualifier

The ‘r’ modifier was assigned to securities containing extraordinary risks, particularly market risks, which are not covered in the credit rating. The absence of an ‘r’ modifier should not be taken as an indication that an obligation would not exhibit extraordinary non-credit related risks. Standard & Poor’s discontinued the use of the ‘r’ modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

Local Currency and Foreign Currency Ratings

S&P’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s Investors Service, Inc.—A brief description of the applicable Moody’s rating symbols and their meanings (as published by Moody’s) follows:

Long-Term Obligation Ratings

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

Moody’s differentiates structured finance ratings from fundamental ratings (i.e., ratings on nonfinancial corporate, financial institution, and public sector entities) on the global long-term scale by adding (sf ) to all structured finance ratings. The addition of (sf ) to structured finance ratings should eliminate any presumption that such ratings and fundamental ratings at the same letter grade level will behave the same. The (sf ) indicator for structured finance security ratings indicates that otherwise similarly rated structured finance and fundamental securities may have different risk characteristics. Through its current methodologies, however, Moody’s aspire to achieve broad expected equivalence in structured finance and fundamental rating performance when measured over a long period of time.

Moody’s Global Long-Term Rating Scale:

Aaa

Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa

Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A

Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa

Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba

Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B

Obligations rated B are considered speculative and are subject to high credit risk.

Caa

Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca

Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C

Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.

Issuer Ratings

Issuer Ratings are opinions of the ability of entities to honor senior unsecured debt and debt like obligations. As such, Issuer Ratings incorporate any external support that is expected to apply to all current and future issuance of senior unsecured financial obligations and contracts, such as explicit support stemming from a guarantee of all senior unsecured financial obligations and contracts, and/or implicit support for issuers subject to joint default analysis (e.g. banks and government-related issuers). Issuer Ratings do not incorporate support arrangements, such as guarantees, that apply only to specific (but not all) senior unsecured financial obligations and contracts.

Long-Term and Short-Term Obligation Ratings

Moody’s assigns ratings to long-term and short-term financial obligations. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of a default.

Medium-Term Note Program Ratings

Moody’s assigns provisional ratings to medium-term note (MTN) programs and definitive ratings to the individual debt securities issued from them (referred to as drawdowns or notes).

MTN program ratings are intended to reflect the ratings likely to be assigned to drawdowns issued from the program with the specified priority of claim (e.g. senior or subordinated). To capture the contingent nature of a program rating, Moody’s assigns provisional ratings to MTN programs. A provisional rating is denoted by a (P) in front of the rating and is defined elsewhere in this document.

The rating assigned to a drawdown from a rated MTN or bank/deposit note program is definitive in nature, and may differ from the program rating if the drawdown is exposed to additional credit risks besides the issuer’s default, such as links to the defaults of other issuers, or has other structural features that warrant a different rating. In some circumstances, no rating may be assigned to a drawdown.

Moody’s encourages market participants to contact Moody’s Ratings Desks or visit www.moodys.com directly if they have questions regarding ratings for specific notes issued under a medium-term note program. Unrated notes issued under an MTN program may be assigned an NR (not rated) symbol.

Global Short-Term Rating Scale

P-1

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Short-Term Issuer Ratings

Not included in Moody’s current definitions.

Fitch Investor Services, Inc. – A brief description of the applicable rating symbols of Fitch and their meanings (as published by Fitch) follows:

Credit Ratings

Fitch Ratings’ credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested. The agency’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

The terms “investment grade” and “speculative grade” have established themselves over time as shorthand to describe the categories ‘AAA’ to ‘BBB’ (investment grade) and ‘BB’ to ‘D’ (speculative grade). The terms “investment grade” and “speculative grade” are market conventions, and do not imply any recommendation or endorsement of a specific security for investment purposes. “Investment grade” categories indicate relatively low to moderate credit risk, while ratings in the “speculative” categories either signal a higher level of credit risk or that a default has already occurred.

A designation of “Not Rated” or “NR” is used to denote securities not rated by Fitch where Fitch has rated some, but not all, securities comprising an issuance capital structure.

Credit ratings express risk in relative rank order, which is to say they are ordinal measures of credit risk and are not predictive of a specific frequency of default or loss. For information about the historical performance of ratings please refer to Fitch’s Ratings Transition and Default studies which detail the historical default rates and their meaning. The European Securities and Markets Authority also maintains a central repository of rating default rates.

Fitch Ratings’ credit ratings do not directly address any risk other than credit risk. In particular, ratings do not deal with the risk of a market value loss on a rated security due to changes in interest rates, liquidity and other market considerations. However, in terms of payment obligation on the rated liability, market risk may be considered to the extent that it influences the ability of an issuer to pay upon a commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the obligation to pay upon a commitment (for example, in the case of index-linked bonds).

In the default components of ratings assigned to individual obligations or instruments, the agency typically rates to the likelihood of non-payment or default in accordance with the terms of that instrument’s documentation. In limited cases, Fitch Ratings may include additional considerations (i.e. rate to a higher or lower standard than that implied in the obligation’s documentation). In such cases, the agency will make clear the assumptions underlying the agency’s opinion in the accompanying rating commentary.

Long-Term Rating Scales

Issuer Credit Rating Scales

Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns and insurance companies, are generally assigned Issuer Default Ratings (IDRs). IDRs opine on an entity’s relative vulnerability to default on financial obligations. The “threshold” default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts, although the agency recognizes that issuers may also make pre-emptive and therefore voluntary use of such mechanisms.

In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default. For historical information on the default experience of Fitch-rated issuers, please consult the transition and default performance studies available from the Fitch Ratings website.

AAA

Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB

Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB

Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B

Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC

Substantial credit risk. Default is a real possibility.

CC

Very high levels of credit risk. Default of some kind appears probable.

C

Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in stand-still. Conditions that are indicative of a ‘C’ category rating for an issuer include:

a.	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

b.	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

c.	Fitch Ratings otherwise believes a condition of ‘RD’ or ‘D’ to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

RD

Restricted default. ‘RD’ ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased operating. This would include:

a.	the selective payment default on a specific class or currency of debt;

b.	the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

c.	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

d.	execution of a distressed debt exchange on one or more material financial obligations.

D

Default. ‘D’ ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note:

The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term IDR category, or to Long-Term IDR categories below ‘B’.

Limitations of the Issuer Credit Rating Scale

Specific limitations relevant to the issuer credit rating scale include:

•	The ratings do not predict a specific percentage of default likelihood over any given time period.

•	The ratings do not opine on the market value of any issuer’s securities or stock, or the likelihood that this value may change.

•	The ratings do not opine on the liquidity of the issuer’s securities or stock.

•	The ratings do not opine on the possible loss severity on an obligation should an issuer default.

•	The ratings do not opine on the suitability of an issuer as counterparty to trade credit.

•	The ratings do not opine on any quality related to an issuer’s business, operational or financial profile other than the agency’s opinion on its relative vulnerability to default.

Ratings assigned by Fitch Ratings articulate an opinion on discrete and specific areas of risk. The above list is not exhaustive, and is provided for the reader’s convenience. Readers are requested to review the section Understanding Credit Ratings - Limitations and Usage for further information on the limitations of the agency’s ratings.

Short-Term Ratings

Short-Term Ratings Assigned to Issuers or Obligations in Corporate, Public and Structured Finance

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

F1

Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2

Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3

Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B

Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C

High short-term default risk. Default is a real possibility.

RD

Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D

Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

Limitations of the Short-Term Ratings Scale

Specific limitations relevant to the Short-Term Ratings scale include:

•	The ratings do not predict a specific percentage of default likelihood over any given time period.

•	The ratings do not opine on the market value of any issuer’s securities or stock, or the likelihood that this value may change.

•	The ratings do not opine on the liquidity of the issuer’s securities or stock.

•	The ratings do not opine on the possible loss severity on an obligation should an obligation default.

•	The ratings do not opine on any quality related to an issuer or transaction’s profile other than the agency’s opinion on the relative vulnerability to default of the rated issuer or obligation.

Ratings assigned by Fitch Ratings articulate an opinion on discrete and specific areas of risk. The above list is not exhaustive, and is provided for the reader’s convenience. Readers are requested to review the section Understanding Credit Ratings - Limitations and Usage for further information on the limitations of the agency’s ratings.

Standard Rating Actions

Affirmed*

The rating has been reviewed with no change in rating. Ratings affirmations may also include an affirmation of, or change to an Outlook when an Outlook is used.

Confirmed

Action taken in response to an external request or change in terms. Rating has been reviewed in either context, and no rating change has been deemed necessary. For servicer ratings, action taken in response to change in financial condition or IDR of servicer where servicer rating is reviewed in that context exclusively, and no rating action has been deemed necessary.

Downgrade*

The rating has been lowered in the scale.

Matured*/Paid-In-Full

a. ‘Matured’ – This action is used when an issue has reached the end of its repayment term and rating coverage is discontinued. Denoted as ‘NR’.

b. ‘Paid-In-Full’ – This action indicates that the issue has been paid in full. As the issue no longer exists, it is therefore no longer rated. Denoted as ‘PIF.’

New Rating*

Rating has been assigned to a previously unrated issue primarily used in cases of shelf issues such as MTNs or similar programs.

Prerefunded*

Assigned to long-term US Public Finance issues after Fitch assesses refunding escrow.

Publish*

Initial public announcement of rating on the agency’s website, although not necessarily the first rating assigned. This action denotes when a previously private rating is published.

Upgrade*

The rating has been raised in the scale.

Withdrawn*

The rating has been withdrawn and the issue or issuer is no longer rated by Fitch Ratings. Indicated in rating databases with the symbol ‘WD’.

Rating Modifier Actions:

Rating Watch Maintained*

The issue or issuer has been reviewed and remains on active Rating Watch status.

Rating Watch On*

The issue or issuer has been placed on active Rating Watch status.

Rating Watch Revision*

Rating Watch status has changed.

Support Floor Rating Revision

Applicable only to Support ratings related to Financial Institutions, which are amended only with this action.

Under Review*

Applicable to ratings that may undergo a change in scale not related to changes in fundamental credit quality. Final action will be “Revision Rating”.

The Following Will Only Apply in Structured Finance Transactions:

Revision Outlook*

Rating Outlook status has changed independent of a full review of the underlying rating.

*	A rating action must be recorded for each rating in a required cycle to be considered compliant with Fitch policy concerning aging of ratings. Not all Ratings or Data Actions, or changes in rating modifiers, will meet this requirement. Actions that meet this requirement are noted with an * in the above definitions.

Registration Nos. 333-210156

811-23146

NATIXIS ETF TRUST

PART C

OTHER INFORMATION

Item 28. Exhibits

(a)		Articles of Incorporation.

	(1)	Natixis ETF Trust (the “Registrant”) Agreement and Declaration of Trust dated July 19, 2011 is incorporated by reference to exhibit (a) to initial registration statement on Form N-1A filed on March 14, 2016.

(b)		By-Laws.

	(1)	The Registrant’s By-Laws dated July 19, 2011 (the “By-laws”) is incorporated by reference to exhibit (b) to initial registration statement on Form N-1A filed on March 14, 2016.

(c)		Instruments Defining Rights of Security Holders.

See Exhibits (a) and (b).

(d)		Investment Advisory Contracts.

	(1)	Advisory Agreement dated October 25, 2016 between the Registrant and NGAM Advisors, L.P. (“NGAM Advisors”) – FILED HEREWITH

	(2)	Subadvisory Agreement dated October 25, 2016, by and among the Registrant, on behalf of Natixis Seeyond International Minimum Volatility ETF (the “Series”), NGAM Advisors and Natixis Asset Management U.S., LLC (“Natixis AM US”) – FILED HEREWITH

(e)		Underwriting Contracts.

	(1)	Distribution Agreement dated October 25, 2016 between the Registrant and ALPS Distributors, Inc. (“ALPS”) – FILED HEREWITH

(f)		Bonus or Profit Sharing Contracts.

Not applicable.

(g)		Custodian Agreements.

	(1)	Master Custodian Agreement dated September 1, 2005 among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Loomis Sayles Funds I, Loomis Sayles Funds II and State Street Bank and Trust Company (“State Street”) – FILED HEREWITH

	(2)	Amendment No. 1 dated September 15, 2006 to Master Custodian Agreement dated September 1, 2005 between Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Loomis Sayles Funds I, Loomis Sayles Funds II, and State Street – FILED HEREWITH

	(3)	Amendment to Master Custody Agreement dated October 14, 2016 by and among the Registrant, on behalf of its Series, Gateway Trust, Loomis Sayles Funds I, Loomis Sayles Funds II, Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, and State Street – FILED HEREWITH

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(h)			Other Material Contracts.

	(1)		Transfer Agency and Service Agreement dated October 14, 2016 by and between State Street and the Registrant, on behalf of its Series – FILED HEREWITH

	(2)	(i)	Administrative Services Agreement dated January 3, 2005 between IXIS Asset Management Advisors, L.P. and CDC Nvest Funds Trust I, CDC Nvest Funds Trust II, CDC Nvest Funds Trust III, CDC Nvest Cash Management Trust, CDC Nvest Companies Trust I, Loomis Sayles Funds I and Loomis Sayles Funds II – FILED HEREWITH

		(ii)	First Amendment dated November 1, 2005 to the Administrative Services Agreement – FILED HEREWITH

		(iii)	Second Amendment dated January 1, 2006 to the Administrative Services Agreement – FILED HEREWITH

		(iv)	Third Amendment dated July 1, 2007 to the Administrative Services Agreement – FILED HEREWITH

		(v)	Fourth Amendment dated September 17, 2007 to the Administrative Services Agreement – FILED HEREWITH

		(vi)	Fifth Amendment dated February 1, 2008 to the Administrative Services Agreement – FILED HEREWITH

		(vii)	Sixth Amendment dated February 19, 2008 to the Administrative Services Agreement – FILED HEREWITH

		(viii)	Seventh Amendment dated July 1, 2008 to the Administrative Services Agreement – FILED HEREWITH

		(ix)	Eighth Amendment dated September 29, 2008 to the Administrative Services Agreement – FILED HEREWITH

		(x)	Ninth Amendment dated October 31, 2008 to the Administrative Services Agreement – FILED HEREWITH

		(xi)	Tenth Amendment dated January 9, 2009 to the Administrative Services Agreement – FILED HEREWITH

		(xii)	Eleventh Amendment dated July 27, 2009 to the Administrative Services Agreement – FILED HEREWITH

		(xiii)	Twelfth Amendment dated February 25, 2010 to the Administrative Services Agreement – FILED HEREWITH

		(xiv)	Thirteenth Amendment dated July 1, 2010 to the Administrative Services Agreement – FILED HEREWITH

		(xv)	Fourteenth Amendment dated September 21, 2010 to the Administrative Services Agreement – FILED HEREWITH

		(xvi)	Fifteenth Amendment dated December 14, 2010 to the Administrative Services Agreement – FILED HEREWITH

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	(xvii)	Sixteenth Amendment dated July 1, 2011 to the Administrative Services Agreement – FILED HEREWITH

	(xviii)	Seventeenth Amendment dated September 16, 2011 to the Administrative Services Agreement – FILED HEREWITH

	(xviv)	Eighteenth Amendment dated March 28, 2012 to the Administrative Services Agreement – FILED HEREWITH

	(xx)	Nineteenth Amendment dated June 29, 2012 to the Administrative Services Agreement – FILED HEREWITH

	(xxi)	Twentieth Amendment dated November 16, 2012 to the Administrative Services Agreement – FILED HEREWITH

	(xxii)	Twenty-First Amendment dated September 26, 2013 to the Administrative Services Agreement – FILED HEREWITH

	(xxiii)	Twenty-Second Amendment dated February 10, 2014 to the Administrative Services Agreement – FILED HEREWITH

	(xxiv)	Twenty-Third Amendment dated July 1, 2014 to the Administrative Services Agreement – FILED HEREWITH

	(xxv)	Twenty-Fourth Amendment dated July 10, 2014 to the Administrative Services Agreement – FILED HEREWITH

	(xxvi)	Twenty-Fifth Amendment dated September 30, 2014 to the Administrative Services Agreement – FILED HEREWITH

	(xxvii)	Twenty-Sixth Amendment dated December 1, 2014 to the Administrative Services Agreement – FILED HEREWITH

	(xxviii)	Twenty-Seventh Amendment dated June 30, 2015 to the Administrative Services Agreement – FILED HEREWITH

	(xxix)	Twenty-Eighth Amendment dated November 30, 2015 to the Administrative Services Agreement – FILED HEREWITH

	(xxx)	Twenty-Ninth Amendment dated March 31, 2016 to the Administrative Services Agreement – FILED HEREWITH

	(xxxi)	Thirtieth Amendment dated October 14, 2016 to the Administrative Services Agreement by and between the Registrant, on behalf of its Series, Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Loomis Sayles Funds I, Loomis Sayles Funds II, Gateway Trust and NGAM Advisors – FILED HEREWITH

(3)		NGAM Advisors Fee Waiver/Expense Reimbursement Undertaking dated October 24, 2016 between NGAM Advisors and the Registrant, on behalf of its Series – FILED HEREWITH

(4)		Services Agreement dated October 25, 2016, by and between ALPS and NGAM Distribution, L.P. (“NGAM Distribution”) – FILED HEREWITH

(5)		Form of Participant Agreement by and among ALPS and [the Participant’s Name] – FILED HEREWITH

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(i)		Legal Opinion.

	(1)	Opinion and Consent of Counsel for the Series – FILED HEREWITH

(j)		Other Opinions.

	(1)	Consent of Independent Registered Public Accounting Firm – FILED HEREWITH.

(k)		Omitted Financial Statements.

Not applicable.

(l)		Initial Capital Agreement.

	(1)	Investment Representation regarding initial shares dated October 14, 2016– FILED HEREWITH

(m)		Rule 12b-1 Plans.

	(1)	Distribution and Service Plan relating to the Series – FILED HEREWITH

(n)		Rule 18f-3 Plan

Not applicable.

(p)		Code of Ethics

	(1)	Code of Ethics as amended September 30, 2016, of the Registrant – FILED HEREWITH.

	(2)	Code of Ethics dated January 1, 2010, as amended July 1, 2016, of NGAM Advisors and NGAM Distribution – FILED HEREWITH.

	(3)	Code of Ethics dated June 23, 2015 of Natixis AM US – FILED HEREWITH.

	(4)	Code of Ethics dated May 1, 2010, as amended April 1, 2016, of ALPS – FILED HEREWITH.

(q)		Power of Attorney

	(1)	Power of Attorney for Kevin P. Charleston, Kenneth A. Drucker, Edmond J. English, Richard A. Goglia, David L. Giunta, John T. Hailer, Wendell J. Knox, Martin T. Meehan, Sandra O. Moose, James P. Palermo, Erik R. Sirri, Peter J. Smail and Cynthia L. Walker effective July 1, 2016, designating John M. Loder, Russell Kane, Rosa Licea-Mailloux and Michael Kardok as attorneys to sign for each Trustee – FILED HEREWITH.

Item 29. Persons Controlled by or Under Common Control with the Registrant.

Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, S.A., an international asset management group based in Paris, France, will own all of the outstanding shares of the Registrant on the commencement date and, therefore, will be deemed to control the Registrant.

Item 30. Indemnification.

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Under Article 5 of the Registrant’s By-laws, any past or present Trustee or officer of the Registrant (hereinafter referred to as a “Covered Person”) shall be indemnified to the fullest extent permitted by law against all liability and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. That provision does not authorize indemnification when it is determined that such Covered Person would otherwise be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. This description is modified in its entirety by the provision of Article 5 of the Registrant’s By-laws incorporated by reference to exhibit (b) to the initial Registration Statement on Form N-1A filed on March 14, 2016.

The Distribution Agreement, the Custodian Contract, the Transfer Agency and Service Agreement and the Administrative Services Agreement (the “Agreements”), contained herein, provide for indemnification. The general effect of these provisions is to indemnify entities contracting with the Registrant against liability and expenses in certain circumstances. This description is modified in its entirety by the provisions of the Agreements as contained in this Registration Statement and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Registrant and its Trustees, officers and employees are insured, under a policy of insurance maintained by the Registrant in conjunction with Natixis US and its affiliates, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer for any claim arising out of any fraudulent act or omission, any dishonest act or omission or any criminal act or omission of the Trustee or officer.

Item 31. Business and Other Connections of Investment Adviser

(a)	NGAM Advisors, a wholly owned subsidiary of Natixis US, serves as investment adviser to the Series of the Registrant. NGAM Advisors was organized in 1995.

The list required by this Item 31 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of NGAM Advisors during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by NGAM Advisors pursuant to the Investment Advisers Act of 1940, as amended (the “Advisers Act”) (SEC File No. 801-48408; IARD/CRD No. 106800).

(b)	Natixis AM US, a subsidiary of Natixis Asset Management, serves as the subadviser to the Registrant’s Series. Natixis AM US also serves as investment adviser to mutual funds, individuals, trusts, retirement plans, endowments and foundations, and manages several private partnerships, and is a registered commodity trading adviser and commodity pool operator.

Item 32. Principal Underwriters

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(a) ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: 1290 Funds, 13D Activist Fund, ALPS Series Trust, Arbitrage Funds, AQR Funds, Babson Capital Funds Trust, BBH Trust, Brandes Investment Trust, Broadview Funds Trust, Brown Capital Management Funds, Caldwell & Orkin Funds, Inc., Centaur Mutual Funds Trust, Centre Funds, Century Capital Management Trust, Columbia ETF Trust, Columbia ETF Trust I, Cortina Funds, Inc., CRM Mutual Fund Trust, CSOP ETF Trust, Cullen Funds, DBX ETF Trust, ETFS Trust, EGA Emerging Global Shares Trust, Elevation ETF Trust, Elkhorn ETF Trust, FactorShares Trust, Financial Investors Trust, Firsthand Funds, Goldman Sachs ETF Trust, Griffin Institutional Access Real Estate Fund, Heartland Group, Inc., Henssler Funds, Inc., Holland Series Fund, Inc., Index Funds, IndexIQ Active ETF Trust, Index IQ ETF Trust, IVY Next Shares, James Advantage Funds, Janus Detroit Street Trust, Lattice Strategies Trust, Laudus Trust, Litman Gregory Funds Trust, Longleaf Partners Funds Trust, Mairs & Power Funds Trust, Oak Associates Funds, Owlshares ETF Trust, Pax World Series Trust I, Pax World Funds Trust III, Principal Exchange-Traded Funds, Reality Shares ETF Trust, Resource Credit Income Fund, Resource Real Estate Diversified Income Fund, RiverNorth Funds, SCS Hedged Opportunities Master Fund, SCS Hedged Opportunities Fund, SCS Hedged Opportunities (TE) Fund, Smead Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Total Return US Treasury Fund, USCF ETF Trust, Wakefield Alternative Series Trust, Wasatch Funds, WesMark Funds, Westcore Trust, and Wilmington Funds.

(b) To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund

Edmund J. Burke	Director	None

Jeremy O. May	President, Director	None

Thomas A. Carter	Executive Vice President, Director	None

Bradley J. Swenson	Senior Vice President, Chief Operating Officer	None

Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None

Aisha J. Hunt	Senior Vice President, General Counsel and Assistant Secretary	None

Eric T. Parsons	Vice President, Controller and Assistant Treasurer	None

Randall D. Young**	Secretary	None

Gregg Wm. Givens**	Vice President, Treasurer and Assistant Secretary	None

Douglas W. Fleming**	Assistant Treasurer	None

Steven Price	Senior Vice President, Chief Compliance Officer	None

Liza Orr	Vice President, Senior Counsel	None

Jed Stahl	Vice President, Senior Counsel	None

Taylor Ames	Vice President	None

Troy A. Duran	Senior Vice President, Chief Financial Officer	None

James Stegall	Vice President	None

Gary Ross	Senior Vice President	None

Kevin Ireland	Senior Vice President	None

Mark Kiniry	Senior Vice President	None

Tison Cory	Vice President, Intermediary Operations	None

Hilary Quinn	Vice President	None

Jennifer Craig	Assistant Vice President	None

* Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

** The principal business address for Messrs. Young, Givens and Fleming is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

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Item 33. Location of Accounts and Records

The following companies maintain possession of the documents required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder:

For the Series of the Registrant:

(i)	Natixis ETF Trust

399 Boylston Street

Boston, Massachusetts 02116

(ii)	NGAM Advisors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(iii)	Natixis Asset Management U.S., LLC

399 Boylston Street

Boston, Massachusetts 02116

(iv)	ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

(v)	State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

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NATIXIS ETF TRUST

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused Pre-Effective Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 20th day of October, 2016.

NATIXIS ETF TRUST

By:	/s/ David L. Giunta
David L. Giunta President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ David L. Giunta	President, Chief Executive
David L. Giunta	Officer and Trustee	October 20, 2016

/s/ Michael C. Kardok
Michael C. Kardok	Treasurer	October 20, 2016

Kevin P. Charleston*
Kevin P. Charleston	Trustee	October 20, 2016

Kenneth A. Drucker*
Kenneth A. Drucker	Trustee	October 20, 2016

Edmond J. English*
Edmond J. English	Trustee	October 20, 2016

Richard A. Goglia*
Richard A. Goglia	Trustee	October 20, 2016

John T. Hailer*
John T. Hailer	Trustee	October 20, 2016

Wendell J. Knox*
Wendell J. Knox	Trustee	October 20, 2016

Martin T. Meehan*
Martin T. Meehan	Trustee	October 20, 2016

Sandra O. Moose*
Sandra O. Moose	Trustee, Chairperson of the Board	October 20, 2016

James P. Palermo*
James P. Palermo	Trustee	October 20, 2016

Erik Sirri*
Erik Sirri	Trustee	October 20, 2016

Peter Smail*
Peter Smail	Trustee	October 20, 2016

Cynthia L. Walker*
Cynthia L. Walker	Trustee	October 20, 2016

*By:	/s/ Russell Kane
Russell Kane
Attorney-In-Fact [1]
October 20, 2016

[1]	Power of Attorney for Kevin P. Charleston, Kenneth A. Drucker, Edmond J. English, David L. Giunta, Richard A. Goglia, John T. Hailer, Wendell J. Knox, Martin T. Meehan, Sandra O. Moose, James P. Palermo, Erik R. Sirri, Peter J. Smail and Cynthia L. Walker is filed herewith.

Natixis ETF Trust

Exhibit Index

Exhibits for Item 28 of Form N-1A

Exhibit	Exhibit Description

(d)(1)	Advisory Agreement dated October 25, 2016 between the Registrant and NGAM Advisors, L.P. (“NGAM Advisors”)

(d)(2)	Subadvisory Agreement dated October 25, 2016, by and among the Registrant, on behalf of Natixis Seeyond International Minimum Volatility ETF (the “Series”), NGAM Advisors and Natixis Asset Management U.S., LLC (“Natixis AM US”)

(e)(1)	Distribution Agreement dated October 25, 2016 between the Registrant and ALPS Distributors, Inc. (“ALPS”)

(g)(1)	Master Custodian Agreement dated September 1, 2005 among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Loomis Sayles Funds I, Loomis Sayles Funds II and State Street Bank and Trust Company (“State Street”)

(g)(2)	Amendment No. 1 dated September 15, 2006 to Master Custodian Agreement dated September 1, 2005 between Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Loomis Sayles Funds I, Loomis Sayles Funds II, and State Street

(g)(3)	Amendment to Master Custody Agreement dated October 14, 2016 by and among the Registrant, on behalf of its Series, Gateway Trust, Loomis Sayles Funds I, Loomis Sayles Funds II, Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, and State Street

(h)(1)	Transfer Agency and Service Agreement dated October 14, 2016 by and between State Street and the Registrant, on behalf of its Series

(h)(2)(i)	Administrative Services Agreement dated January 3, 2005 between IXIS Asset Management Advisors, L.P. and CDC Nvest Funds Trust I, CDC Nvest Funds Trust II, CDC Nvest Funds Trust III, CDC Nvest Cash Management Trust, CDC Nvest Companies Trust I, Loomis Sayles Funds I and Loomis Sayles Funds II

(h)(2)(ii)	First Amendment dated November 1, 2005 to the Administrative Services Agreement

(h)(2)(iii)	Second Amendment dated January 1, 2006 to the Administrative Services Agreement

(h)(2)(iv)	Third Amendment dated July 1, 2007 to the Administrative Services Agreement

(h)(2)(v)	Fourth Amendment dated September 17, 2007 to the Administrative Services Agreement

(h)(2)(vi)	Fifth Amendment dated February 1, 2008 to the Administrative Services Agreement

(h)(2)(vii)	Sixth Amendment dated February 19, 2008 to the Administrative Services Agreement

(h)(2)(viii)	Seventh Amendment dated July 1, 2008 to the Administrative Services Agreement

(h)(2)(ix)	Eighth Amendment dated September 29, 2008 to the Administrative Services Agreement

(h)(2)(x)	Ninth Amendment dated October 31, 2008 to the Administrative Services Agreement

(h)(2)(xi)	Tenth Amendment dated January 9, 2009 to the Administrative Services Agreement

(h)(2)(xii)	Eleventh Amendment dated July 27, 2009 to the Administrative Services Agreement

(h)(2)(xiii)	Twelfth Amendment dated February 25, 2010 to the Administrative Services Agreement

(h)(2)(xiv)	Thirteenth Amendment dated July 1, 2010 to the Administrative Services Agreement

(h)(2)(xv)	Fourteenth Amendment dated September 21, 2010 to the Administrative Services Agreement

(h)(2)(xvi)	Fifteenth Amendment dated December 14, 2010 to the Administrative Services Agreement

(h)(2)(xvii)	Sixteenth Amendment dated July 1, 2011 to the Administrative Services Agreement

(h)(2)(xviii)	Seventeenth Amendment dated September 16, 2011 to the Administrative Services Agreement

(h)(2)(xviv)	Eighteenth Amendment dated March 28, 2012 to the Administrative Services Agreement

(h)(2)(xx)	Nineteenth Amendment dated June 29, 2012 to the Administrative Services Agreement

(h)(2)(xxi)	Twentieth Amendment dated November 16, 2012 to the Administrative Services Agreement

(h)(2)(xxii)	Twenty-First Amendment dated September 26, 2013 to the Administrative Services Agreement

(h)(2)(xxiii)	Twenty-Second Amendment dated February 10, 2014 to the Administrative Services Agreement

(h)(2)(xxiv)	Twenty-Third Amendment dated July 1, 2014 to the Administrative Services Agreement

(h)(2)(xxv)	Twenty-Fourth Amendment dated July 10, 2014 to the Administrative Services Agreement

(h)(2)(xxvi)	Twenty-Fifth Amendment dated September 30, 2014 to the Administrative Services Agreement

(h)(2)(xxvii)	Twenty-Sixth Amendment dated December 1, 2014 to the Administrative Services Agreement

(h)(2)(xxviii)	Twenty-Seventh Amendment dated June 30, 2015 to the Administrative Services Agreement

(h)(2)(xxix)	Twenty-Eighth Amendment dated November 30, 2015 to the Administrative Services Agreement

(h)(2)(xxx)	Twenty-Ninth Amendment dated March 31, 2016 to the Administrative Services Agreement

(h)(2)(xxxi)	Thirtieth Amendment dated October 14, 2016 to the Administrative Services Agreement by and between the Registrant, on behalf of its Series, Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Loomis Sayles Funds I, Loomis Sayles Funds II, Gateway Trust and NGAM Advisors

(h)(3)	NGAM Advisors Fee Waiver/Expense Reimbursement Undertaking dated October 24, 2016 between NGAM Advisors and the Registrant, on behalf of its Series

(h)(4)	Services Agreement dated October 25, 2016, by and between ALPS and NGAM Distribution, L.P. (“NGAM Distribution”)

(h)(5)	Form of Participant Agreement by and among ALPS and [the Participant’s Name]

(i)(1)	Legal Opinion

(j)(1)	Consent of Independent Registered Public Accounting Firm

(l)(1)	Investment Representation regarding initial shares dated October 14, 2016

(m)(1)	Distribution and Service Plan relating to the Series

(p)(1)	Code of Ethics as amended September 30, 2016, of the Registrant

(p)(2)	Code of Ethics dated January 1, 2010, as amended July 1, 2016, of NGAM Advisors and NGAM Distribution

(p)(3)	Code of Ethics dated June 23, 2015 of Natixis AM US

(p)(4)	Code of Ethics dated May 1, 2010, as amended April 1, 2016, of ALPS

(q)(1)	Power of Attorney